ANNUAL REPORT AS OF
AUGUST 31, 2000


SEI TAX EXEMPT
TRUST


------------------------------------------------------------------------------
Tax Free Fund
------------------------------------------------------------------------------
California Tax Exempt Fund
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Institutional Tax Free Fund
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Pennsylvania Tax Free Fund
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Intermediate-Term Municipal Fund
------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund
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Massachusetts Municipal Bond Fund
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New Jersey Municipal Bond Fund
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New York Municipal Bond Fund
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California Municipal Bond Fund
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                                                                 LOGO
                                                           [Graphic Omitted}

TABLE OF CONTENTS
------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


LETTER TO SHAREHOLDERS ..............................................     1
MUNICIPAL BOND MARKET OVERVIEW ......................................     2
MANAGEMENT'S DISCUSSION AND ANALYSIS
     OF FUND PERFORMANCE ............................................     3
STATEMENTS OF NET ASSETS.............................................     9
STATEMENTS OF OPERATIONS.............................................    76
STATEMENTS OF CHANGES IN NET ASSETS..................................    79
FINANCIAL HIGHLIGHTS.................................................    82
NOTES TO FINANCIAL STATEMENTS........................................    84
NOTICE TO SHAREHOLDERS ..............................................    91
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS ............................    92

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


TO OUR SHAREHOLDERS:

The fiscal year ended August 31, 2000 was one of healthy growth, low inflation, and a tightening fiscal policy. For most of 1999, the Federal Open Market Committee (FOMC) remained precautious and increased the Fed Funds Target Rate from 4.75% to 5.50%. The FOMC continued to tighten monetary policy through early 2000 and increased the Fed Funds Target Rate 50 basis points to 6.50% in May. The Committee believes the risks continue to be weighted mainly toward conditions that may generate heightened inflation pressures in the foreseeable future and that excess demand relative to supply leads to inflation.

Inflation, in the form of a rising consumer prices and employment costs, remains a primary motivator for the Federal Reserve Board. The increase in short-term rates over the last year is showing signs of taking hold and bringing the economy to a "soft landing". The June Minutes of the FOMC meeting indicated, "some slowing in aggregate demand and the likelihood that the earlier policy tightening actions had not yet exerted their full retarding effects on spending", as key factors in the Committee's decision to maintain short-term rates at 6.50%. As demand continued to moderate, the FOMC again decided to maintain the federal funds rate at its August 22, 2000 meeting.

For the fiscal year, the municipal bond market contended with supply and demand factors due to improved municipal finances and strong demand. Municipal issuance declined as issuers benefited from the recent economic expansion. Tax collections remained strong and reduced the need for municipalities to access the capital markets to fund expenditures. Municipal supply was down over 20% for the fiscal year.

Balancing liquidity with maturity management in a changing interest rate environment can be challenging. Coupled with heightened technical factors in the municipal marketplace, Weiss, Peck, & Greer, LLC, the advisor of the SEI Tax Exempt Trust Money Market Funds, adjusted average weighted maturities accordingly and utilized superior portfolio construction to enhance returns in the Money Market Funds. For money market investors, yields for the funds increased over the previous fiscal year.

In the upcoming year, Weiss, Peck, & Greer, LLC, will continue to seek safe investment opportunities that provide the yields our shareholders expect. We thank you for your continued confidence in the SEI Tax Exempt Trust, and we look forward to serving your investment needs in the future.



                                                     Sincerely,

                                                     /s/EDWARD D. LOUGHLIN



                                                     Edward D. Loughlin
                                                     PRESIDENT

MUNICIPAL BOND MARKET OVERVIEW
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


During the first half of the fiscal year, the fixed income markets were plagued by volatility due to concerns over the Fed's preemptive strike to contain incipient inflation, as well as concerns over potential problems associated with the year 2000-date change. In August of 1999, the Fed raised short-term interest rates by 0.25% for the second time in two months. Issuance of both corporate and municipal debt increased, as issuers brought deals to market in advance of any year end concerns that investors would be absent from the market in December due to Y2K concerns. Against a backdrop of rising yields and increased supply, municipal yields rose to their highest level in three years. However, inflation concerns and diminished liquidity caused many investors to avoid municipals. Institutional investors, such as property and casualty insurance companies were absent from the municipal market due to reduced profitability, while many municipal mutual funds were experiencing cash outflows. Although market sentiment briefly turned positive late in the fourth quarter, strong economic growth along with another Fed short-term interest rate increase of 0.25% in November continued to stoke inflation concerns.

The new millennium began without any major Y2K associated problems and in the end much of the build-up was anticlimactic. Typically, municipals benefit from the "January Effect", where reduced supply and increased municipal cash flow enhance returns, but this did not occur this year due to Y2K posturing and rising yields. Near the end of January, the Treasury yield curve inverted. The municipal yield curve did not invert, but it did flatten with short-term yields rising and long-term yields declining. Short-term interest rates continued to rise as a result of the Fed's raising the federal funds rate 0.25% for the fourth time since June 30, 1999.

Throughout the second half of the fiscal year, volatility persisted in the market due to increased inflation concerns given the vibrant economic growth and rising oil prices. To combat inflation pressures, the Fed raised short-term interest rates again by 0.25% in March and took a much stronger stance against inflation pressures by raising rates 0.50% in May. Despite the rise in interest rates, reduced supply and strong individual investor demand supported the municipal market. The record economic expansion continued to improve municipal finances, as tax collections remained strong, thus reducing the need for municipalities to access the capital markets to fund expenditures. Issuance was also reduced because the ability to refund outstanding debt was not an option due to higher interest rates.

During the last quarter of the fiscal year, municipals enjoyed strong positive returns. Municipal bond yields began to decline after it became apparent that the Fed's six short-term interest rate increases totaling 1.75% finally began to moderate economic growth. Individual investors were the primary purchasers of municipal bonds and this demand, coupled with reduced supply led the market higher during the summer months.

At fiscal year-end, the municipal sector continued to rally, and market participants felt that the Fed did its best to engineer a soft landing for the U.S. economy. Municipal supply was down over 20% for the fiscal year and reduced supply should continue to provide technical support for the market in the near-term.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000





                      INTERMEDIATE-TERM
                        MUNICIPAL FUND
      For the fiscal year ended August 31, 2000, the Intermediate-Term Municipal Fund, Class A (the "Fund") posted a total return of 5.72% versus a total return of 5.34% for the Lehman Brothers 5-Year G.O. Index (the "Benchmark") and 5.99% for the Lehman 3-10 Year Blend Municipal Index.
      The primary driver of outperformance versus the Lehman 5-Year G.O. Index was the Fund's longer duration posture. Over the course of the fiscal year, intermediate and long-term yields declined. In a period of declining rates, the Fund's longer duration posture enhanced relative performance. In addition, the municipal yield curve flattened with long-term yields declining and short-term yields rising. The Fund's overweight to the long-end of the yield curve therefore added to returns. Also, investors placed a premium on the most liquid bonds due to the increase in market volatility. As a result, the Fund's position in the highly liquid insured sector enhanced results.
      In a like manner, a longer relative duration posture, an overweight to the long-end of the yield curve and holdings in insured bonds enhanced returns versus the Lehman 3-10 Year Blend Municipal Index. However, security selection led to underperformance over the course of the fiscal year. Municipal finances remained in excellent condition, the result of a growing economy creating increased tax revenues. This coupled with reduced debt issuance by many municipalities caused the performance of specialty state bonds to exceed that of general market municipal bonds. The Fund's modest underweight to the specialty states of California and Puerto Rico subtracted from relative performance. Additionally, positions in hospital bonds dampened performance, as hospital finances continued to come under pressure due to reduced reimbursement rates from the Balanced Budget Act of 1997, thus causing hospital credit spreads to widen.


-------------------------------------------------------------------------------
                      INTERMEDIATE-TERM MUNICIPAL
-------------------------------------------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURN1
-------------------------------------------------------------------------------
              One  Annualized Annualized Annualized Annualized    Cumulative
             Year    3-Year     5-Year   10-Year     Inception     Inception
            Return   Return    Return     Return      to Date       to Date
--------------------------------------------------------------------------------
Intermediate-
Term
Municipal    5.72%    4.49%    5.02%       5.90%       5.84%        86.69%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI TAX EXEMPT TRUST INTERMEDIATE-TERM MUNICIPAL FUND, VERSUS
THE LEHMAN BROTHERS 5-YEAR G.O. INDEX

[Graphic Omitted]
Plot Points to follow

         SEI TAX EXEMPT TRUST        LEHMAN
           INTERMEDIATE TERM     BROTHERS 5-YEAR
            MUNICIPAL FUND         G.O. INDEX

8/31/90       10,000                 10,000
8/91          10,882                 11,009
8/92          11,813                 12,101
8/93          12,832                 13,171
8/94          12,915                 13,387
8/95          13,888                 14,473
8/96          14,410                 15,022
8/97          15,553                 16,026
8/98          16,672                 17,119
8/99          16,784                 17,497
8/00          17,744                 18,432

1 FOR THE PERIODS ENDED AUGUST 31, 2000. PAST PERFORMANCE IS NO
INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000





                     PENNSYLVANIA MUNICIPAL
                            BOND FUND
      For the fiscal year ended August 31, 2000, the Pennsylvania Municipal Bond Fund, (the "Fund") posted a total return of 5.76% versus a total return of 5.34% the Lehman 5-Year G.O. Index (the "Benchmark") and 5.99% for the Lehman M.F. Pennsylvania Intermediate Municipal Index.
      The primary driver of outperformance versus the Lehman 5-Year G.O. Index was the Fund's longer duration posture. Initially yields rose, but over the course of the fiscal year intermediate and long-term municipal yields declined. In a period of declining yields, the Fund's longer duration posture enhanced relative returns. In broad terms, the Fund's yield advantage versus the Benchmark served to enhance results.
      The underperformance versus the Lehman M.F. Pennsylvania Intermediate Municipal Index was mainly the result of the Fund's duration and sector selection. For a majority of the year, the Fund had a neutral duration posture, but duration was slightly shorter over the last quarter of the fiscal year when the municipal market rallied sharply, thus subtracting from returns. Negative effects of the Balanced Budget Act of 1997 have put hospitals under financial pressure. The Fund's exposure to hospital credits detracted from relative performance. Positions of the Fund in more defensive higher coupons, such as escrowed-to-maturity bonds, added to performance.

                     PENNSYLVANIA MUNICIPAL BOND
                    AVERAGE ANNUAL TOTAL RETURN1
------------------------------------------------------------------------------
                   One        Annualized     Cumulative
                  Year         Inception      Inception
                 Return         to Date        to Date
------------------------------------------------------------------------------
 Pennsylvania
 Municipal Bond   5.76%          3.28%          6.72%
------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI TAX EXEMPT TRUST PENNSYLVANIA MUNICIPAL BOND FUND, CLASS A, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, AND THE LEHMAN BROTHERS MF PA INTERMEDIATE INDEX


[Graphic Omitted]
Plot Points to follow

       SEI TAX EXEMPT    LEHMAN BROTHERS LEHMAN BROTHERS
        PENNSYLVANIA         5-YEAR           MFPA
     MUNICIPAL BOND FUND      G.O.        INTERMEDIATE
           CLASS A            INDEX           INDEX

8/31/98     10,000           10,000          10,000
8/99        10,065           10,221          10,143
8/00        10,645           10,767          10,751


1 FOR THE PERIODS ENDED AUGUST 31, 2000. PAST PERFORMANCE IS NO
INDICATION OF FUTURE PERFORMANCE.
------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
-------------------------------------------------------------------------------
              One  Annualized Annualized Annualized Annualized    Cumulative
             Year    3-Year     5-Year   10-Year     Inception     Inception
            Return   Return    Return     Return      to Date       to Date
--------------------------------------------------------------------------------
Pennsylvania
Municipal
Bond         5.78%    4.53%    5.11%        6.08%       5.98%        90.08%
------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI TAX EXEMPT TRUST PENNSYLVANIA MUNICIPAL BOND FUND, CLASS B,
VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX


[Graphic Omitted]
Plot Points to follow

       SEI TAX EXEMPT    LEHMAN BROTHERS
        PENNSYLVANIA         5-YEAR
     MUNICIPAL BOND FUND      G.O.
           CLASS A            INDEX

8/31/90    10,000            10,000
8/91       10,980            11,009
8/92       11,956            12,101
8/93       13,021            13,171
8/94       13,170            13,387
8/95       14,067            14,473
8/96       14,624            15,022
8/97       15,805            16,026
8/98       16,950            17,119
8/99       17,065            17,497
8/00       18,051            18,432


1 FOR THE PERIODS ENDED AUGUST 31, 2000. PAST PERFORMANCE IS NO
INDICATION OF FUTURE PERFORMANCE.

-------------------------------------------------------------------------------


                                 MASSACHUSETTS
                              MUNICIPAL BOND FUND
      For the fiscal year ended August 31, 2000, the Massachusetts Municipal Bond Fund, (the "Fund") posted a total return of 5.74% versus a total return of 5.34% for the Lehman 5-Year G.O. Index (the "Benchmark") and 6.13% for the Lehman M.F. Massachusetts Intermediate Municipal Index.
      The primary driver of outperformance versus the Lehman 5-Year G.O. Index was the Fund's longer duration posture. Over the course of the year, intermediate and long-term yields declined. In a period of declining yields, the Fund's longer duration posture enhanced relative performance. In addition, the municipal yield curve flattened with long-term yields declining and short-term yields rising. The Fund's overweight to the long-end of the yield curve therefore added to returns. Also, investors placed a premium on the most liquid bonds due to the increase in market volatility. As a result, the Fund's position in the highly liquid insured sector enhanced results.
      In a like manner, a longer relative duration posture, an overweight to the long-end of the yield curve and positions in insured bonds enhanced returns versus the Lehman M.F. Massachusetts Intermediate Municipal Index. However, security selection led to underperformance over the course of the fiscal year. An underweight to bonds issued by the Commonwealth subtracted from relative performance, as the strong economy improved its financial condition. The Commonwealth's credit also benefited from strong investor demand, as wealth creation caused many residents to seek the benefits of tax-free income provided by municipal bonds. Positions in BBB securities, particularly hospital bonds, diminished returns as concerns over the financial operations of hospitals resulting from reduced reimbursement rates by the Balanced Budget Act of 1997 caused hospital bond credit spreads to widen.


-------------------------------------------------------------------------------
                MASSACHUSETTS MUNICIPAL BOND
-------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURN1
-------------------------------------------------------------------------------
                   One        Annualized     Cumulative
                  Year         Inception      Inception
                 Return         to Date        to Date
-------------------------------------------------------------------------------
Massachusetts
Municipal Bond    5.74%          3.02%          6.38%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
SEI TAX EXEMPT TRUST MASSACHUSETTS MUNICIPAL BOND FUND, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, AND THE LEHMAN BROTHERS MF MA INTERMEDIATE INDEX

[Graphic Omitted]
Plot Points to follow

       SEI TAX EXEMPT    LEHMAN BROTHERS LEHMAN BROTHERS
           TRUST             5-YEAR           MFMA
        MASSACHUSETTS         G.O.        INTERMEDIATE
     MUNICIPAL BOND FUND      INDEX           INDEX
8/31/98     10,000            10,000         10,000
8/99        10,007            10,221         10,164
8/00        10,582            10,767         10,787

1 FOR THE PERIODS ENDED AUGUST 31, 2000. PAST PERFORMANCE IS NO
INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000





                               NEW JERSEY
                          MUNICIPAL BOND FUND
      For the fiscal year ended August 31, 2000, the New Jersey Municipal Bond Fund, (the "Fund") posted a total return of 4.99% versus a total return of 5.34% for the Lehman 5-Year G.O. Index (the "Benchmark") and 5.99% for the Lehman 3- to 10-Year Blend Municipal Index.
      The primary driver of underperformance versus the Lehman 5-Year G.O. Index was the Fund's duration posture. At the beginning of the fiscal year, when interest rates were rising, the Fund had a longer duration posture and this subtracted from returns. During the reporting period, fixed income markets were volatile due to the Fed's raising of short-term interest rates as a preemptive strike against incipient inflation. In this environment, the Fund's positions in BBB securities dampened performance, as investor preference for the most liquid, higher quality bonds caused BBB credit spreads to widen. Performance for the fiscal year was enhanced by the Fund's overweight to the long-end of the yield curve, which benefited from the decline in long-term yields.
      In a like manner, the underperformance versus the Lehman 3- to 10-Year Blend Municipal Index can be explained by the Fund's longer duration posture during the first portion of the fiscal year. The Fund's security selection in discount coupons subtracted from returns, as investors had a preference for more defensive higher coupon bonds during a period of market volatility. Exposure to BBB securities also diminished Fund returns for the previously mentioned reason. Performance for the fiscal year was enhanced by the Fund's overweight to the long-end of the yield curve, which benefited from the decline in long-term yields.


-------------------------------------------------------------------------------
                      NEW JERSEY MUNICIPAL BOND
-------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN1
-------------------------------------------------------------------------------
                   One        Annualized     Cumulative
                  Year         Inception      Inception
                 Return         to Date        to Date
-------------------------------------------------------------------------------
New Jersey
Municipal Bond    4.99%          3.29%          6.96%
-------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI
TAX EXEMPT TRUST NEW JERSEY MUNICIPAL BOND FUND, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, AND THE LEHMAN BROTHERS 3-10 YEAR MUNICIPAL BLEND INDEX

[Graphic Omitted]
Plot Points to follow

       SEI TAX EXEMPT    LEHMAN BROTHERS LEHMAN BROTHERS
           TRUST             5-YEAR         3-10 YEAR
         NEW JERSEY           G.O.        INTERMEDIATE
     MUNICIPAL BOND FUND      INDEX   MUNICIPAL BLEND INDEX

8/31/98     10,000           10,000          10,000
8/99        10,129           10,221          10,182
8/00        10,634           10,767          10,792

1 FOR THE PERIODS ENDED AUGUST 31, 2000. PAST PERFORMANCE IS NO
INDICATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

                               NEW YORK
                         MUNICIPAL BOND FUND
      For the fiscal year ended August 31, 2000, the New York Municipal Bond Fund, (the "Fund") posted a total return of 6.15% versus a total return of 5.34% for the Lehman 5-Year G.O. Index (the "Benchmark") and 6.50% for the Lehman M.F. New York Intermediate Municipal Index.
      The primary driver of outperformance versus the Lehman 5-Year G.O. Index was the Fund's longer duration posture. Over the course of the fiscal year intermediate and long-term yields declined. In a period of declining rates, the Fund's longer duration posture enhanced relative performance. In addition, the municipal yield curve flattened with long-term yields declining and short-term yields rising. The Fund's overweight to the long-end of the yield curve therefore added to returns. Holdings in debt issued by the Virgin Islands, which is exempt from federal and state taxes, also benefited returns.
      In a like manner, a longer relative duration posture and an overweight to the long-end of the yield curve enhanced returns versus the Lehman M.F. New York Intermediate Municipal Index. However,security selection led to underperformance over the course of the fiscal year. The Fund's lack of exposure to New York City bonds subtracted from relative returns. Strong financial markets improved New York City's financial condition, causing its credit spread to narrow, and in turn it's price level to advance. In addition, the Fund's hospital bond holdings dampened relative performance, as hospital finances continued to come under pressure due to reduced reimbursement rates from the Balanced Budget Act of 1997, thus causing hospital credit spreads to widen.



-------------------------------------------------------------------------------
                           NEW YORK MUNICIPAL BOND
-------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN1
-------------------------------------------------------------------------------
                   One        Annualized     Cumulative
                  Year         Inception      Inception
                 Return         to Date        to Date
-------------------------------------------------------------------------------
New York
Municipal Bond    6.15%          3.52%          7.47%
-------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI
TAX EXEMPT TRUST NEW YORK MUNICIPAL BOND FUND, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, AND THE LEHMAN BROTHERS MF NY INTERMEDIATE INDEX


[Graphic Omitted]
Plot Points to follow

       SEI TAX EXEMPT    LEHMAN BROTHERS LEHMAN BROTHERS
           TRUST             5-YEAR           MFNY
          NEW YORK            G.O.        INTERMEDIATE
     MUNICIPAL BOND FUND      INDEX           INDEX

8/31/98     10,000           10,000          10,000
8/99        10,068           10,221          10,156
8/00        10,687           10,767          10,816


1 FOR THE PERIODS ENDED AUGUST 31, 2000. PAST PERFORMANCE IS NO
INDICATION OF FUTURE PERFORMANCE.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000





                            CALIFORNIA
                          MUNICIPAL BOND FUND
      For the fiscal year ended August 31, 2000, the California Municipal Bond Fund, (the "Fund") posted a total return of 7.39% versus a total return of 5.34% for the Lehman 5-Year G.O. Index (the "Benchmark") and 7.33% for the Lehman M.F. California Intermediate Municipal Index.
      Intermediate and long-term California municipal yields declined over the fiscal year and the Fund's longer duration posture was the primary driver of outperformance versus the Lehman 5-Year G.O. Index. The California economy continued to expand during the fiscal year resulting in strong finances for municipal issuers. Demand for California bonds was strong due to the wealth creation residents of the state enjoyed. Issuance of California bonds was down over 20% for the period and this coupled with strong investor demand enabled California bonds to be one of the best performing municipal sectors.
      In a like manner, the longer duration posture explained most of the Fund's outperformance versus the Lehman M.F. California Intermediate Municipal Index. The Fund benefited from strong security selection in insured bonds and bonds issued by Puerto Rico. With the fixed income markets somewhat volatile over the course of the fiscal year, investors placed a premium on high quality liquid bonds and the Fund's insured holdings benefited from strong investor demand. Bonds issued by Puerto Rico were also some of the better performing bonds in the marketplace. Prices of Puerto Rico bonds were bid higher by the demand from investors who reside in supply starved specialty states, such as California.



-------------------------------------------------------------------------------
                       CALIFORNIA MUNICIPAL BOND
-------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURN1
-------------------------------------------------------------------------------
                   One        Annualized     Cumulative
                  Year         Inception      Inception
                 Return         to Date        to Date
-------------------------------------------------------------------------------
California
Municipal Bond    7.39%          5.06%         10.82%
-------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI
TAX EXEMPT TRUST CALIFORNIA MUNICIPAL BOND FUND, VERSUS THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, AND THE LEHMAN BROTHERS MF CA INTERMEDIATE INDEX

[Graphic Omitted]
Plot Points to follow

       SEI TAX EXEMPT    LEHMAN BROTHERS LEHMAN BROTHERS
           TRUST             5-YEAR           MF CA
         CALIFORNIA           G.O.        INTERMEDIATE
     MUNICIPAL BOND FUND      INDEX           INDEX

8/31/98     10,000            10,000         10,000
8/99        10,240            10,221         10,176
8/00        10,997            10,767         10,921

1 FOR THE PERIODS ENDED AUGUST 31, 2000. PAST PERFORMANCE IS NO
INDICATION OF FUTURE PERFORMANCE.

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000




TAX FREE FUND
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS-- 99.1%
ALABAMA-- 0.3%
   Alabama State, Multi-Family
     Housing Authority,
     Rime Village Hoover Project,
     Ser A, RB (A) (C)
     4.250%, 09/08/00                 $1,700       $ 1,700
   Mobile Alabama, Airport
     Authority, Ser B, RB, MBIA
     6.250%, 10/01/00                    470           471
   Tuscaloosa County, Industrial
     Development Authority, Field
     Container Project, RB (A) (C)
     4.300%, 09/08/00                    850           850
                                                   -------
                                                     3,021
                                                   -------
ALASKA -- 0.9%
   North Slope,
     Ser A, GO, MBIA (A) (B)
     4.350%, 09/08/00                  3,400         3,400
   Valdez, Marine Terminal, Arco
     Transportation Project,
     Ser B, RB (A) (B)
     4.250%, 09/08/00                  4,900         4,900
                                                   -------
                                                     8,300
                                                   -------
ARIZONA -- 1.4%
   Arizona, Healthcare Facilities
     Authority, Pooled Financing,
     RB (A) (B)
     4.350%, 09/08/00                 11,570        11,570
   Gila County, Industrial
     Development Authority,
     Inspiration Consolidated
     Copper, Pollution Control,
     RB Pre-Refunded @ 100 (D)
     11.250%, 02/15/01                   995         1,025
                                                   -------
                                                    12,595
                                                   -------
COLORADO -- 5.7%
   Boulder County, Development
     Authority, Geological Society
     of America Project, Ser 92,
     RB (A) (B) (C)
     4.250%, 12/01/00                  1,635         1,635
   Castle Pines, North Metropolitan
     District Authority, GO (A) (B) (C)
     4.350%, 09/08/00                 21,800        21,800
   Colorado Springs Hospital, RB
     Pre-Refunded @100 (D)
     7.875%, 12/15/00                  2,500         2,520

-------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Denver City & County, Airport
     System, Sub-Ser B, RB (A) (B) (C)
     4.250%, 09/01/00                $ 6,315       $ 6,315
   Denver City & County, Industrial
     Development Authority,
     University of Denver Project,
     RB Pre-Refunded @102 (D)
     7.500%, 03/01/01                  1,750         1,810
   Denver City & County, Multi-
     Family Housing Authority,
     Cottonwood Creek Project,
     Ser A, RB (A) (B) (C)
     4.300%, 09/08/00                  2,100         2,100
   Dove Valley, Metropolitan District
     Authority, Arapahoe County
     Project, Ser C, GO (A) (B) (C)
     3.950%, 11/01/00                  2,335         2,335
   East Smoky Hill, Metropolitan
     District Authority, GO (A) (B) (C)
     4.400%, 12/01/00                  1,000         1,000
   NBC, Metropolitan District
     Authority, GO (A) (B) (C)
     4.300%, 12/01/00                  1,000         1,000
   Panorama, Metropolitan District
     Authority, Ser B, RB (A) (B) (C)
     4.000%, 12/01/00                  1,000         1,000
   Panorama, Metropolitan District
     Authority, Ser A, GO (A) (B) (C)
     4.000%, 12/01/00                  2,275         2,275
   Summit County, Recreational
     Facility Authority, Copper
     Mountain Project, RB (A) (B) (C)
     4.450%, 09/01/00                  1,985         1,985
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B) (C)
     4.300%, 09/08/00                  5,365         5,365
                                                   -------
                                                    51,140
                                                   -------
DELAWARE -- 1.6%
   Delaware State, Economic
     Development Authority, Peninsula
     United Methodist Project,
     Ser B, RB (A) (B) (C)
     4.350%, 09/08/00                  6,230         6,230
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B) (C)
     4.550%, 09/08/00                  3,700         3,700

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000




TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                        FACE
                                   AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   Delaware State, Economic
     Development Authority,
     Wilmington Montessori
     School Project, RB (C)
     4.350%, 09/08/00                $ 3,000       $ 3,000
   New Castle County, GO
     6.200%, 10/15/00                  1,000         1,003
                                                   -------
                                                    13,933
                                                   -------
FLORIDA -- 3.8%
   Alachua County, Industrial
     Development Authority, Florida
     Convention Centers Project,
     RB (A) (B) (C)
     4.450%, 09/01/00                    800           800
   Capital Trust Agency, Multi-Family
     Housing Authority, Community
     Loan Project, RB (A) (B)
     4.380%, 09/08/00                 14,900        14,900
   Fort Pierce, Health Facilities
     Authority, New Horizons Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                  3,200         3,200
   Jacksonville, Industrial
     Development Authority, Trailer
     Marine-Crowly Project,
     RB (A) (B) (C)
     4.100%, 09/01/00                  3,600         3,600
   Orange County, Healthcare
     Facilities Authority, Florida
     Hospital Association,
     Ser A, RB   (A) (B)
     4.350%, 09/08/00                  5,000         5,000
   Orange County, Industrial
     Development Authority,
     University of Central Florida
     Foundation Project,
     Ser A, RB (A) (B) (C)
     4.300%, 09/08/00                  2,000         2,000
   Palm Beach County, Economic
     Development Authority,
     YMCA Boynton Beach Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                  1,700         1,700
   Pasco County, Multi-Family
     Housing Authority, Carlton Arms
     Magnolia Project, RB (A) (B) (C)
     4.325%, 09/08/00                  1,000         1,000
   Sarasota, Education Facilities
     Authority, Ringling School of
     Art & Design, RB (A) (B) (C)
     4.300%, 09/08/00                  1,500         1,500
--------------------------------------------------------------------------------
                                         FACE
                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Volusia County, Housing Finance
     Authority, Sun Pointe Apartments
     Project, Ser H, RB (A) (B) (C)
     4.300%, 09/08/00                 $  250      $    250
                                                  --------
                                                    33,950
                                                  --------
GEORGIA -- 8.2%
   Atlanta, Urban Residential
     Finance Authority, Sylvan Circle
     Apartments Project, RB (A) (B) (C)
     4.300%, 09/08/00                  1,410         1,410
   Bibb County, Pollution Control
     Development Authority,
     Stratford Academy
     Project, RB (A) (B) (C)
     4.300%, 09/08/00                  5,000         5,000
   Burke County, Pollution Control
     Development Authority, Georgia
     Power Company Plant, Vogtle
     Project, RB (A) (B)
     4.350%, 09/01/00                  6,000         6,000
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B) (C)
     4.330%, 09/08/00                  6,500         6,500
   Cobb County, Healthcare Facilities
     For The Elderly, AG Rhodes
     Home Project, RB (A) (B) (C)
     4.300%, 09/08/00                    995           995
   Cobb County, Healthcare Facilities
     For The Elderly, Presbyterian
     Village Project, RB (A) (B) (C)
     4.300%, 09/08/00                  2,000         2,000
   DeKalb County, Development
     Authority, Marist School
     Project, RB (A) (B) (C)
     4.300%, 09/08/00                  1,500         1,500
   DeKalb County, Industrial
     Development Authority, Dart
     Container Project, RB (A) (B) (C)
     4.500%, 09/01/00                  1,000         1,000
   Floyd County, Development
     Authority, Berry College Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                  1,800         1,800
   Fulton County, Development
     Authority, Arthritis Foundation
     Project, RB (A) (B) (C)
     4.300%, 09/08/00                  1,300         1,300
   Fulton County, Development
     Authority, Robert W. Woodruff
     Arts Center Project, RB (A) (B) (C)
     4.300%, 09/08/00                  6,550         6,550

------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000
------------------------------------------------------------------------------
   Fulton County, Multi-Family
     Housing Authority, Holcombs
     Landing Apartments Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                $ 2,200      $  2,200
   Gordon County, Hospital Authority,
     Adventist Health System Project,
     Ser A, RB (A) (B) (C)
     4.320%, 09/08/00                  1,285         1,285
   Gordon, Industrial Development
     Authority, Federal Paper Board
     Project, Ser 92, RB (A) (B) (C)
     4.400%, 09/08/00                  2,000         2,000
   Gwinnett County, Industrial
     Development Authority, Wesleyan
     School Project, RB (A) (B) (C)
     4.300%, 09/08/00                    450           450
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project, RB (A) (B) (C)
     4.350%, 01/15/01                  6,400         6,400
   Monroe County, Industrial
     Development Authority, Baptist
     Village Income Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                  1,600         1,600
   Monroe County, Pollution Control
     Authority, Power Plant Project,
     Ser 1, RB (A) (B)
     4.350%, 09/01/00                  6,600         6,600
   Newton, Industrial Development
     Authority, H.B. Fuller Project,
     Ser 84, RB (A) (B) (C)
     4.350%, 09/08/00                  3,100         3,100
   Savannah, Economic Development
     Authority, Pollution Control,
     Savannah Electric & Power
     Project, RB (A) (B)
     4.300%, 09/08/00                  3,800         3,800
   Southern Georgia, Hospital
     Authority, Alliance Community
     Hospitals Project, Ser A,
     RB (A) (B)
     4.350%, 09/08/00                  3,500         3,500
   Thomasville, Hospital
     Authority, J.D. Archbold Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                  8,600         8,600
                                                  --------
                                                    73,590
                                                  --------
--------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
HAWAII -- 2.2%
   Hawaii State, Department of Budget
     & Finance Special Purpose,
     Queens Health System Project,
     Ser A, RB (A) (B)
     4.400%, 09/08/00                $16,640      $ 16,640
   Hawaii State, Ser BT, GO
     Pre-Refunded @ 101 (D)
     6.000%, 02/01/01                  1,000         1,017
   Hawaii State, Ser CD, GO
     4.700%, 02/01/01                    700           701
   Honolulu City & County,
     Unrefunded Balance, Ser B, GO
     4.700%, 10/01/00                    970           970
                                                  --------
                                                    19,328
                                                  --------
ILLINOIS -- 11.4%
   Alton, Healthcare Facilities
     Refunding & Improvement,
     Christian Health Project, Ser C,
     RB, FGIC Pre-Refunded @ 102 (D)
     7.200%, 02/15/01                  1,000         1,033
   Chicago, Motor Fuel Tax Revenue
     Authority, RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.100%, 01/01/01                  2,200         2,263
   Cook & DeKalb County, Kane
     McHenry School District
     No. 300, TAW
     4.990%, 09/28/00                  7,000         7,003
   Cook County, Community
     Construction School District
     No. 021, Operations Maintenance
     Project, TAW
     4.100%, 11/01/00                  1,975         1,975
   East Peoria, Multi-Family Housing
     Authority, Radnor East Project,
     RB (A) (B) (C)
     4.450%, 09/08/00                  1,290         1,290
   Huntley Valley, Kane McHenry
     Special Service Area No. 10,
     Ser B, GO (A) (B) (C)
     4.300%, 09/08/00                  1,060         1,060
   Illinois State, Development
     Financing Authority, Dart
     Container Project,
     RB (A) (B) (C)
     4.400%, 09/08/00                  1,300         1,300
   Illinois State, Educational
     Facilities Authority, Art
     Institute of Chicago
     Project, RB (A) (B) (C)
     4.250%, 09/08/00                 18,400        18,400

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000



TAX FREE FUND--CONTINUED

------------------------------------------------------------------------------
                                          FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Cultural Pooled Financing Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                $12,200      $ 12,200
   Illinois State, Educational Finance
     Development Authority
     Facilities, Creative Childrens
     Academy Project, RB (A) (B) (C)
     4.350%, 09/08/00                  3,100         3,100
   Illinois State, Finance Development
     Authority, American College
     Occupational Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  2,360         2,360
   Illinois State, Finance Development
     Authority, Center For Enriched
     Living Project, RB (A) (B) (C)
     4.300%, 09/08/00                  3,400         3,400
   Illinois State, Finance Development
     Authority, Christian Brothers Services
     Project, RB (A) (B) (C)
     4.350%, 09/08/00                  2,000         2,000
   Illinois State, Health Facilities
     Authority, Elmhurst Memorial
     Hospital Project, Ser B, RB (A) (B)
     4.500%, 09/01/00                  2,300         2,300
   Illinois State, Health Facilities
     Authority, Glenoaks Medical
     Project, Ser D, RB Pre-Refunded
     @ 102 (D)
     9.500%, 11/15/00                  1,595         1,644
   Illinois State, Health Facilities
     Authority, Lifelink Project,
     Ser A, RB (A) (B) (C)
     4.320%, 09/08/00                 10,000        10,000
   Illinois State, Sales Tax Authority,
     Ser Y, RB
     5.000%, 06/15/01                  3,000         3,017
   Macon County, Authority,
     Decatur Family YMCA Project,
     RB (A) (B) (C)
     4.400%, 09/08/00                  4,400         4,400
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B) (C)
     4.575%, 09/08/00                  4,350         4,350
--------------------------------------------------------------------------------
                                     FACE
                                    AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Tinley Park,  Town Pointe
     Development Project,
     SPA (A) (B) (C)
     4.250%, 09/08/00                $ 5,105      $  5,105
   Winnebago & Boone County,
     School District No. 20, TAW
     6.100%, 10/31/00                 13,400        13,418
                                                  --------
                                                   101,618
                                                  --------
INDIANA -- 3.5%
   Bartholomew County,
     Consolidated School Authority, TAW
     4.500%, 12/29/00                  2,718         2,719
   Carmel Clay, School Authority, TAW
     4.550%, 12/29/00                  5,500         5,502
   Haubstadt/Owensville, School
     Board, First Mortgage, GO
     Pre-Refunded @ 102 (D)
     7.375%, 01/15/01                  1,700         1,752
   Indiana State, Board Bank Authority,
     Special Program Project,
     Ser A, RB
     5.000%, 09/08/00                  2,500         2,508
   Indiana State, Educational Facilities
     Authority, Wesleyan University Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  4,375         4,375
   Indiana State, Health Facilities
     Finance Authority,
     Lutherwood Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                    970           970
   Indiana State, Industrial Development
     Finance Authority, Goodwill
     Industries Center Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  2,385         2,385
   Indianapolis, Local Public
     Improvement, Ser B, RB
     5.000%, 01/08/01                  4,800         4,812
   Lake Central, School Industry, TAW
     4.800%, 12/29/00                  2,000         2,001
   Merrillville, Community School
     Authority, TAW
     4.500%, 12/29/00                  2,300         2,300
   Portage, Economic Development
     Authority, RB (A) (B) (C)
     4.400%, 09/08/00                    365           365
   Valparaiso, Community Schools
     Authority, TAW
     4.320%, 12/29/00                  1,795         1,795
                                                  --------
                                                    31,484
                                                  --------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                       FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
IOWA -- 4.6%
   Chillicothe, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Project, RB (A) (B)
     4.350%, 09/08/00                $ 3,850      $  3,850
   Chillicothe, Pollution Control
     Authority, Midwest Power
     Systems Project, Ser A,
     RB (A) (B)
     4.350%, 09/08/00                  1,600         1,600
   Council Bluffs, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Project, RB (A) (B)
     4.350%, 09/08/00                  4,950         4,950
   Iowa State, Finance Authority,
     Burlington Medical Center Project,
     RB, FSA (A) (B)
     4.350%, 09/01/00                  2,400         2,400
   Iowa State, Higher Education
     Authority, Saint Ambrose Project,
     RB (A) (B) (C)
     4.400%, 09/08/00                  1,500         1,500
   Iowa State, Higher Education Loan
     Authority, Palmer Chiropractic
     Foundation Project,
     RB (A) (B) (C)
     4.400%, 09/01/00                  2,000         2,000
   Iowa State, Higher Education Loan
     Authority, Private College Facilities
     Project, RB, MBIA (A) (B)
     4.250%, 09/08/00                 10,500        10,500
   Louisa County, Pollution Control
     Authority, Iowa & Illinois Gas
     & Electric Project, RB (A) (B)
     4.400%, 09/08/00                  3,900         3,900
   Louisa County, Pollution Control
     Authority, Iowa-Illinois Gas
     & Electric Project, Ser A,
     RB (A) (B)
     4.400%, 09/08/00                 10,000        10,000
                                                  --------
                                                    40,700
                                                  --------
KANSAS -- 0.2%
   Salina, Central Mall Dillard,
     Ser 84, RB (A) (B) (C)
     4.450%, 09/08/00                    495           495
   Saline County, Union School
     District Authority, GO, FSA
     4.250%, 09/01/00                  1,100         1,100
                                                  --------
                                                     1,595
                                                  --------
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
KENTUCKY -- 0.5%
   Jefferson County, Industrial
     Development Authority,
     BelKnap Project, RB (A) (B) (C)
     4.300%, 09/01/00                $ 3,476      $  3,476
   Kentucky State, Economic
     Development Finance Authority,
     Adventist Health Systems,
     Ser A, RB (A) (B) (C)
     4.320%, 09/08/00                  1,440         1,440
                                                  --------
                                                     4,916
                                                  --------
LOUISIANA -- 0.3%
   New Orleans, Aviation Board
     Authority, Ser C, RB,
     MBIA (A) (B)
     4.300%, 09/08/00                    995           995
   New Orleans, Industrial
     Development Authority,
     Spectrum Control Technology
     Project, RB (A) (B) (C)
     4.350%, 09/08/00                  1,600         1,600
                                                  --------
                                                     2,595
                                                  --------
MARYLAND -- 2.2%
   Annapolis, Forest Gemini Facility
     Project, RB (A) (B) (C)
     4.350%, 09/01/00                    800           800
   Anne Arundel County, Kellington
     Association Project,
     RB (A) (B) (C)
     4.250%, 09/01/00                  1,250         1,250
   Anne Arundel County, Pollution
     Control Authority, Baltimore
     Gas & Electric Project,
     Ser 84, RB (A) (B)
     4.500%, 07/01/01                  6,210         6,210
   Baltimore Maryland, GO,
     MBIA, ETM
     7.000%, 10/15/00                  1,500         1,505
   Maryland State, Economic
     Development Authority,
      Goodwill Industrial Project, RB
     (A) (B) (C)
     4.300%, 09/08/00                  2,500         2,500
   Maryland State, Health & Higher
     Education Authority, Stellas
     Maris Project, RB (A) (B) (C)
     4.750%, 09/08/00                  3,200         3,206
   Prince George County, Parsons
     Paper Facility Project,
     RB (A) (B) (C)
     4.450%, 09/01/00                  4,000         4,000
                                                  --------
                                                    19,471
                                                  --------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000

TAX FREE FUND--CONTINUED

-------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
MASSACHUSETTS-- 0.5%
   Massachusetts State, Health &
     Educational Facilities, Charlton
     Memorial Hospital Project,
     Ser B, RB Pre-Refunded @ 102 (D)
     7.250%, 10/01/00                $ 1,700      $  1,776
   Massachusetts State, Industrial
     Finance Agency, RB Pre-Refunded
     @ 102 (D)
     9.000%, 07/01/01                  2,700         2,763
                                                  --------
                                                     4,539
                                                  --------
MICHIGAN -- 1.7%
   Bay City, School District
     Authority, GO
     4.800%, 08/28/01                  3,600         3,607
   Jackson County, Economic
     Development Authority, Limited
     Thrifty Leoni Project,
     RB (A) (B) (C)
     4.320%, 09/08/00                    800           800
   Michigan State, Strategic Fund,
     Peachwood Center Association
     Project, RB (A) (B) (C)
     4.300%, 09/08/00                  1,730         1,730
   Michigan State, Job Development
     Authority, East Lansing
     Residential Project,
     RB (A) (B) (C)
     4.650%, 09/01/00                  1,000         1,000
   Michigan State, Municipal Bond
     Authority, Ser C-2, RAN
     5.000%, 08/23/01                  2,100         2,114
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
     4.325%, 09/08/00                  1,000         1,000
   Sterling Heights, Economic
     Development Authority, Sterling
     Shopping Center Project, RB
     (A) (B) (C)
     4.350%, 09/08/00                  5,170         5,170
                                                  --------
                                                    15,421
                                                  --------
MINNESOTA -- 0.8%
   Capital Realty Trust, Tax Exempt
     Investment Certificates,
     Ser 96-1, RB (A) (B) (C)
     4.540%, 09/08/00                  4,200         4,200
   Minnesota State, Tax & Aid
     Anticipation Indebtness
     Certificates, Ser B, Notes
     5.000%, 08/17/01                  2,500         2,516
                                                  --------
                                                     6,716
                                                  --------
-------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
MISSISSIPPI-- 0.2%
   Bend Area, Education Agency,
     TAW (C)
     5.250%, 07/06/01                $ 1,650      $  1,653
                                                  --------
MISSOURI -- 3.5%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
     4.430%, 09/08/00                  1,500         1,500
   Jackson County, Industrial
     Development Recreational
     Authority, YMCA Greater Kansas
     Project, Ser A, RB (A) (B)
     4.450%, 09/01/00                  2,500         2,500
   Missouri State, Health & Education
     Facilities Authority, Drury
     College Project, RB (A) (B) (C)
     4.400%, 09/01/00                    800           800
     4.350%, 09/08/00                  3,000         3,000
   Missouri State, Health & Education
     Facilities Authority, Francis
     Howell III Project, Ser E, RB
     4.250%, 09/19/00                  3,000         3,001
   Missouri State, Health & Education
     Facilities Authority, Kansas-City
     Art Institute Project, RB (A) (B) (C)
     4.450%, 09/01/00                  1,500         1,500
   Missouri State, Health & Education
     Facilities Authority, Pooled
     Hospital Loan Program,
     Ser A, RB (A) (B)
     4.350%, 09/08/00                  9,000         9,000
   Saint Louis County, Industrial
     Development Authority,
     Friendship Village Project,
     Ser B, RB (A) (B) (C)
     4.320%, 09/08/00                  4,725         4,725
   Saint Louis, Grantor Trust, Ser 96-A,
     COP (A) (B) (C)
     4.400%, 06/30/01                  2,335         2,335
   Saint Louis, Land Clearance
     Redevelopment Authority,
     Station East Project, RB
     Pre-Refunded @ 102 (D)
     7.750%, 01/01/01                  3,000         3,092
                                                  --------
                                                    31,453
                                                  --------
MONTANA -- 0.2%
   Montana State, Board of Investments,
     Municipal Finance Consolidated,
     Intermediate Capital Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  1,750         1,750
                                                  --------

-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
                                     FACE
                                    AMOUNT (000)  VALUE (000)
-----------------------------------------------------------------------------
NEBRASKA -- 0.4%
   Nebraska State, Educational
     Finance Authority, Creighton
     University Project, Ser A, RB,
     AMBAC (A) (B)
     4.450%, 09/08/00                $ 3,450      $  3,450
                                                  --------
NEVADA -- 0.7%
   Clark County, Flood Control
     Project, GO
     5.900%, 11/01/00                  3,310         3,321
   Nevada State, Ser A, GO
     Pre-Refunded @ 101 (D)
     6.000%, 08/01/01                  2,000         2,039
   Nevada State, University Systems
     Projects, GO Pre-Refunded
     @ 101 (D)
     6.200%, 05/01/01                  1,000         1,027
                                                  --------
                                                     6,387
                                                  --------
NEW JERSEY -- 0.9%
   Camden, Ser A, BAN
     5.500%, 06/14/01                  2,698         2,705
   New Jersey State, Economic
     Development Authority, Carolina
     Freight Project, RB (A) (B) (C)
     4.400%, 09/01/00                    455           455
   New Jersey State, Economic
     Development Authority, Dates-Tru.
     Urban Renewal Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  1,000         1,000
   North Hudson, New Jersey Sewer
     Authority Project, RB
     5.000%, 03/30/01                  4,300         4,300
                                                  --------
                                                     8,460
                                                  --------
NEW MEXICO -- 1.0%
   New Mexico State, Hospital
     Equipment Loan Company,
     Pooled Loan Program,
     Ser A, RB  (A) (B)
     4.350%, 09/08/00                  9,000         9,000
                                                  --------
NEW YORK -- 3.9%
   Hempstead County, New York
     Union Free School District,
     TAN (C)
     5.000%, 06/28/01                  9,200         9,218
   Nassau County, Educational Board
     Cooperative Services, RAN
     5.250%, 06/29/01                 10,000        10,031
   Nassau County, Ser C, RAN (C)
     6.000%, 04/12/01                  7,500         7,567
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   New York State, Commercial
     General Services, Executive
     Department Project, COP
     4.500%, 09/01/00                $ 3,000      $  3,000
   New York State, Local Assistance,
     Ser A, RB Pre-Refunded @ 102 (D)
     7.000%, 04/01/01                  1,065         1,101
   New York, New York, Ser A, GO,
     FSA Pre-Refunded @ 101.50 (D)
     7.400%, 08/15/01                  3,700         3,858
                                                  --------
                                                    34,775
                                                  --------
NORTH CAROLINA -- 0.2%
   Beaufort, Pollution Control
     Authority, Texas Gulf Project,
     RB (A) (B) (C)
     4.300%, 12/01/00                  1,575         1,575
                                                  --------
OHIO -- 1.2%
   Cincinnati & Hamilton County,
     Port Authority, CEI Realty
     Association Project, RB (A) (B) (C)
     4.750%, 09/01/00                  1,050         1,050
   Highland County, Industrial
     Development Authority, Lancaster
     Colony Project, RB (A) (B) (C)
     4.300%, 09/01/00                    600           600
   Lima, Refunding & Improvement
     Authority, Lima Memorial
     Hospital Project, RB (A) (B) (C)
     4.350%, 09/08/00                  2,730         2,730
   Lorain County, Industrial
     Development Authority,
     Regional Medical Center Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                    880           880
   Ohio State, Higher Educational
     Facilities Commission, Mount
     Union College Project,
     RB (A) (B) (C)
     4.250%, 09/08/00                  2,865         2,865
   Summit County, Industrial
     Development Authority,
     Arlington Plaza Project,
     RB (A) (B) (C)
     4.400%, 09/01/00                  1,995         1,995
   Westlake, Industrial Development
     Authority, Nordson Corporation
     Project, RB (A) (B) (C)
     4.400%, 09/08/00                    850           850
                                                  --------
                                                    10,970
                                                  --------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000

TAX FREE FUND--CONTINUED

-------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------

OKLAHOMA -- 2.9%
   Oklahoma State, Development
     Finance Authority, Oklahoma
     Hospital Association Project,
     Ser A, RB (A) (B) (C)
     4.350%, 09/08/00                $ 3,300      $  3,300
   Oklahoma State, Finance
     Development Authority,
     Oklahoma Hospital Association
     Project, Ser A, RB (A) (B)
     4.350%, 09/08/00                 10,540        10,540
   Oklahoma State, Hospital
     Industries Authority, Deaconess
     Health Project, Ser A, RB
     (A) (B) (C)
     4.350%, 09/08/00                  4,000         4,000
   Oklahoma State, Development Finance
     Authority, Baptist Retirement
     Center Project, RB
     4.550%, 03/01/01                  1,005         1,005
   Tulsa, Industrial Healthcare
     Authority, Laureate Psychiatric
     Project, RB (A) (B)
     4.500%, 12/15/00                  3,500         3,500
   Tulsa, Industrial Authority,
     Tulsa Childrens' Coalition Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  3,500         3,500
                                                  --------
                                                    25,845
                                                  --------
OREGON -- 1.7%
   Clackamas County, Hospital Facility
     Authority, Senior Living Facility
     Mary Woods Project, Ser C,
     RB (A) (B) (C)
     4.400%, 09/08/00                  3,000         3,000
   Medford, Hospital Facilities
     Authority, Continued Care
     Retirement Project, RB (A) (B) (C)
     4.400%, 09/08/00                  9,100         9,100
   Oregon State, General Services
     Department, Ser F, COP,
     AMBAC Pre-Refunded @
     102 (D)
     7.500%, 09/01/00                  1,400         1,428
   Port Morrow, Pollution Control,
     Idaho Power Project, RB (A) (B)
     4.450%, 09/08/00                  2,000         2,000
                                                  --------
                                                    15,528
                                                  --------
-------------------------------------------------------------------------------
                                       FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
PENNSYLVANIA -- 8.5%
   Berks County Industrial
     Development Authority, Rilsaw
     Industrial Project, Elf Aquitaine,
     RB (A) (B) (C)
     4.320%, 09/08/00                 $  300      $    300
   Bucks County, Industrial
     Development Authority, CPC
     International Project, Ser 85,
     RB (A) (B)
     4.370%, 09/01/00                  1,000         1,000
   Butler County, Hospital Authority,
     North Hills Passavant Hospital
     Project, Ser A, RB Pre-Refunded
     @ 102 (D)
     6.900%, 06/01/01                    600           620
   Butler County, Industrial
     Development Authority, Lutheran
     Welfare Project, Ser A,
     RB (A) (B) (C)
     4.350%, 09/08/00                 11,925        11,925
   Butler County, Industrial
     Development Authority,
     Lutheran Welfare Project,
     Ser B, RB (A) (B) (C)
     4.350%, 09/08/00                  2,950         2,950
   Clarion County, Industrial
     Development Authority,
     Meritcare Project, Ser A,
     RB (A) (B) (C)
     4.350%, 09/08/00                  2,500         2,500
   Dauphin County, General
     Authority, Allhealth Pooled
     Finance Program,
     Ser B, RB, FSA (A) (B)
     4.350%, 09/08/00                  6,100         6,100
   East Hempfield Township,
     Industrial Development
     Authority, Menomite Home
     Project, RB (A) (B) (C)
     4.310%, 09/08/00                  1,000         1,000
   Hazleton, Industrial Development
     Authority, Prep School Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  1,900         1,900
   Lancaster County, Hospital
     Authority, Luthercare Health
     Center Project, RB (A) (B) (C)
     4.330%, 09/08/00                  8,300         8,300
   Lebanon County, Health Facilities
     Authority, United Church of
     Christ Homes Project, RB (A) (B) (C)
     4.350%, 09/08/00                  3,000         3,000

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Lebanon County, Health Facilities
     Authority, United Church of
     Christ Project, RB (A) (B) (C)
     4.330%, 09/08/00                $ 1,500      $  1,500
   Monroe County, Hospital
     Authority, Pocono Medical
     Center Project, Ser C,
     RB (A) (B) (C)
     4.350%, 09/08/00                  1,000         1,000
   Montgomery County, Higher
     Education & Health Loan Authority,
     Ser 96-A, RB (A) (B) (C)
     4.350%, 09/08/00                    400           400
   Montgomery County, Higher
     Education & Health Authority,
     Ser A, RB (A) (B) (C)
     4.350%, 09/08/00                    900           900
   Montgomery County, Pennsylvania
     Higher Education and Health
     Authority, Higher Education and
     Loan Project, Ser A, RB (A) (B)
     4.350%, 09/08/00                    200           200
   Moon Township, Industrial
     Development Authority,  Executive
     Office Association Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                    900           900
   North Cumberland County,
     Industrial Development Authority,
     Atlas Development Association
     Project, RB (A) (B) (C)
     4.350%, 09/08/00                  1,570         1,570
   Northhampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B) (C)
     4.350%, 09/08/00                  2,050         2,050
   Pennsylvania State, Economic
     Development Authority, Mercy
     Health System Project,
     Ser E1, RB (A) (B) (C)
     4.350%, 09/08/00                  2,000         2,000
   Pennsylvania State, Higher
     Education Assistance Authority,
     Ser A, RB, FGIC
     6.800%, 12/01/00                  3,480         3,498
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association of Independent Colleges
     Project, Ser-E3, RB (A) (B) (C)
     4.350%, 09/08/00                  8,500         8,500

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, Industrial
     Development Authority, City
     Line Holiday Inn Project,
     Ser 96, RB (A) (B) (C)
     4.300%, 09/08/00                 $  100      $    100
   Philadelphia, Industrial
     Development Authority, Inglis
     House Project, RB (A) (B) (C)
     4.300%, 09/01/00                  6,000         6,000
   Philadelphia, Ser A, TAN
     5.000%, 06/29/01                  3,000         3,015
   Scranton-Lackwanna, Healthcare
     Facilities, Moses Taylor Hospital
     Project, Ser B, RB Pre-Refunded
     @ 102 (D)
     8.500%, 07/01/01                  1,500         1,579
   Union County, Hospital Authority,
     United Methodist Continuing
     Care Project, Ser B,
     RB (A) (B) (C)
     4.450%, 09/08/00                  2,575         2,575
                                                  --------
                                                    75,382
                                                  --------
SOUTH CAROLINA -- 1.2%
   Florence County, Industrial
     Development Authority, La-Z-Boy
     Chair Project, RB (A) (B)
     4.330%, 11/01/01                  5,000         5,000
   South Carolina State, Economic Jobs
     Development Authority,
     St Joseph's High School Project,
     RB  (A) (B) (C)
     4.430%, 09/08/00                  5,000         5,000
   Walhalla, Industrial Development
     Authority, Avondale Mills Project,
     RB (A) (B) (C)
     4.300%, 12/01/00                  1,000         1,000
                                                  --------
                                                    11,000
                                                  --------
TENNESSEE -- 4.6%
   Bristol, Health & Educational
     Facilities, Bristol Memorial
     Hospital Project, RB Pre-Refunded
     @ 102 (D)
     7.000%, 03/01/01                  1,950         2,014
   Cleveland, Industrial Development
     Board, YMCA MET Chattanooga
     Project, RB (A)
     (B) (C)
     4.300%, 09/08/00                  1,300         1,300

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


TAX FREE FUND--CONTINUED
-------------------------------------------------------------------------------
                                          FACE
                                     AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
   Hamilton County, Industrial
     Development Authority, Trade
     Center Hotel Project, Ser C,
     RB (A) (B) (C)
     4.300%, 09/08/00                $ 4,852      $  4,852
   Hamilton County, Industrial
     Development Board Authority,
     Trade Center Hotel Project,
     Ser B, RB (A) (B) (C)
     4.300%, 09/08/00                  4,852         4,852
   Knox County, Health & Education
     Housing Facilities Authority,
     THA Solutions Group Project,
     RB (A) (B)
     4.350%, 09/08/00                  2,500         2,500
   Knox County, Industrial
     Development Authority,
     Professional Plaza Project,
     RB, FGIC (A) (B)
     4.350%, 09/01/00                  3,300         3,300
   Memphis, Health, Educational
     & Housing Authority, Not For
     Profit Multi-Family Program,
     RB (A) (B)
     4.380%, 09/08/00                 15,000        15,000
   Memphis, Ser A, GO (A) (B)
     4.250%, 09/08/00                  1,800         1,800
   Metropolitan Nashville & Davidson
     County, Health & Education
     Facilities Board, Belmont
     University Project, RB (A) (B) (C)
     4.300%, 09/08/00                  3,100         3,100
   Metropolitan Nashville & Davidson
     County, Health & Education
     Facilities Board, Dede Wallace
     Healthcare System Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                  1,300         1,300
   Metropolitan Nashville & Davidson
     County, Health & Education
     Facilities Board, Franklin Road
     Project, RB (A) (B) (C)
     4.300%, 09/08/00                  1,045         1,045
                                                  --------
                                                    41,063
                                                  --------
TEXAS -- 6.3%
   Amarillo, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     4.300%, 09/01/00                    880           880
--------------------------------------------------------------------------------
                                         FACE
                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Brazo River, Hoffman-LaRoche
     Project, Ser 85, RB (A) (B) (C)
     4.325%, 04/01/02                $ 1,000      $  1,000
   Brazos, Industrial Development
     Authority, Badische Port Project,
     RB (A) (B) (C)
     4.250%, 09/01/00                  4,200         4,200
   Gulf Coast, Industrial
     Development Authority,
     Petrounited Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  1,500         1,500
   Harris County, Healthcare
     Development Facilities, Sisters
     of Charity Project, RB
     Pre-Refunded @ 102 (D)
     7.100%, 07/01/01                  8,300         8,641
   Harris County, Multi-Family
     Housing, Woodgate Project,
     RB (A) (B) (C)
     4.575%, 09/08/00                  1,900         1,900
   North Central, Health Facilities
     Development Authority,
     Northwest Senior Housing
     Project, Ser C, RB (A) (B) (C)
     4.320%, 09/08/00                 14,400        14,400
   San Antonio, Texas Electric & Gas
     Authority, Ser B, RB
     Pre-Refunded @ 100 (D)
     5.000%, 02/01/01                  1,000         1,003
   Tarrant County, Housing Finance
     Authority, Amherst Association
     Project, RB (A) (B) (C)
     4.250%, 09/08/00                  6,400         6,400
   Texas State, TAN
     5.250%, 08/31/01                 10,000        10,093
   Texas State, Southern University
     Special Obligation, Constitutional
     Appropriation Project, RB
     5.000%, 08/01/01                  1,660         1,670
   Texas State, University
     Financing Systems, Ser A, RB
     5.500%, 08/15/01                  1,450         1,466
   Trinity River, Industrial
     Development Authority, Trinity
     River Project, RB (A) (B) (C)
     4.325%, 09/08/00                  2,900         2,900
   Valwood, Improvement Authority,
     GO, FSA (A) (B)
     4.100%, 09/01/00                    425           425
                                                  --------
                                                    56,478
                                                  --------

------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                           FACE
                                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
UTAH -- 0.1%
   Nephi, Industrial Development
     Authority, Safeway Project,
     RB (A) (B) (C)
     4.300%, 10/01/00                 $  605      $    605
   West Valley, Industrial
     Development Authority,
     Johnson Matthey Project,
     RB (A) (B) (C)
     4.350%, 09/01/00                    200           200
                                                  --------
                                                       805
                                                  --------
VERMONT -- 4.8%
   Student Assistance Authority,
     Student Loan Bonds, Ser 85,
     RB (A) (B) (C)
     4.400%, 09/01/00                  4,625         4,625
   Vermont State, Educational & Health
     Building Authority, Capital Asset
     Finance Project, Ser 1, RB
     (A) (B) (C)
     4.300%, 09/08/00                  9,885         9,885
   Vermont State, Educational &
     Health Building Authority,
     Copley Hospital Project,
     Ser A, RB (A) (B) (C)
     4.300%, 09/08/00                  4,500         4,500
   Vermont State, Educational &
     Health Building Authority,
     Northeastern Vermont Regional
     Hospital Project, Ser A,
     RB (A) (B) (C)
     4.300%, 09/08/00                  6,000         6,000
   Vermont State, Educational and
     Health Building Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B) (C)
     4.250%, 09/08/00                 11,800        11,800
   Vermont State, Educational and
     Health Buildings Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B) (C)
     4.250%, 09/08/00                  5,845         5,845
                                                  --------
                                                    42,655
                                                  --------
WASHINGTON -- 1.5%
   Chelan County, Public Utilities
     Distribution , Chelan Hydro
     Project, Ser D, RB
     4.500%, 07/01/01                  2,000         2,003
   Port Moses Lake, Public Industrial
     Authority, Basic American Foods
     Project, RB (A) (B) (C)
     4.500%, 09/01/00                  4,200         4,200

------------------------------------------------------------------------------
                                         FACE
                                      AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Washington State, Healthcare
     Facilities Authority, Sisters of
     Providence, RB Pre-Refunded
     @ 102 (D)
     8.250%, 10/01/00                $ 5,000      $  5,115
     7.875%, 10/01/00                  1,000         1,022
   Washington State, Housing
     Finance Community, Pioneer
     Human Services Project,
     Ser 91, RB (A) (B) (C)
     4.300%, 09/08/00                    805           805
   Washington State, Suburban
     Sanitary District, Sewer
     Disposal Project, Ser 2, GO
     6.750%, 06/01/01                    500           509
                                                  --------
                                                    13,654
                                                  --------
WISCONSIN -- 3.1%
   Appleton, Industrial Development
     Authority, RB
     4.350%, 09/08/00                    960           960
   Green Bay, Area Public School
     District, RB
     5.150%, 09/08/00                  2,000         2,000
   Green Bay, Industrial Development
     Authority, Curative
     Rehabilitation Center Project,
     RB  (A) (B) (C)
     4.350%, 09/08/00                  1,245         1,245
   Hartland-Lakeside, Joint School
     District No. 3, TRAN
     3.980%, 09/21/00                  2,100         2,100
   Hortonville, School District
     Authority, TRAN
     4.040%, 10/27/00                  1,500         1,500
   Menasha, School District
     Authority, TRAN
     4.140%, 12/02/00                  1,150         1,150
   Menomonee Falls, Industrial
     Development Authority,
     Maysteel Project, RB (A) (B) (C)
     4.400%, 09/08/00                  1,900         1,900
   Monona Grove, School District
     Authority, TRAN
     4.100%, 10/30/00                  1,700         1,700
   Northland Pines, School District
     Authority, TRAN
     4.000%, 09/08/00                  2,000         2,000
   Oak Creek, Waterworks System
     Authority, BAN
     3.900%, 09/01/00                  2,000         2,000

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


TAX FREE FUND--CONCLUDED
-------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Pleasant Prairie, BAN
     4.300%, 01/15/01                $ 5,200      $  5,200
   Tomahawk School District, BAN
     5.160%, 04/13/01                  3,600         3,601
   Wisconsin State, Rural Water
     Construction Loan, BAN, FGIC
     4.250%, 09/15/00                  1,000         1,000
   Wisconsin State, Ser B, GO
     7.000%, 05/01/01                  1,320         1,343
                                                  --------
                                                    27,699
                                                  --------
MULTI-STATE -- 2.4%
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A) (B) (C)
     4.420%, 09/08/00                 21,270        21,270
                                                  --------
Total Municipal Bonds
   (Cost $885,764)                                 885,764
                                                  --------
Total Investments -- 99.1%
   (Cost $885,764)                                 885,764
                                                  --------
Other Assets and Liabilities, Net -- 0.9%            8,326
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   894,298,882 outstanding shares
   of beneficial interest                          894,166
Distributions in excess of net investment income       (16)
Accumulated net realized loss on investments           (60)
                                                  --------
 Total Net Assets -- 100.0%                       $894,090
                                                  ========

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                  ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
ETM      ESCROWED TO MATURITY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
SER      SERIES
SPA      SPECIAL ASSESSMENT
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT
    FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------


CALIFORNIA TAX EXEMPT FUND
-------------------------------------------------------------------------------
                                           FACE
                                         AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.3%
CALIFORNIA -- 91.9%
   ABAG, Finance Authority For
     Non-Profit Corporations, School
     of the Sacred Heart Project,
     Ser B, RB (A) (B) (C)
     3.700%, 09/08/00                 $  800        $  800
   ABAG, Finance Authority For
     Non-Profit Corporations,
     Ser C, COP (A) (B) (C)
     3.500%, 09/01/00                    300           300
   Alhambra, Industrial Development
     Authority, Sunclipse Project
     (A) (B) (C)
     4.100%, 09/01/00                    100           100
   California State, Community
     Development Authority, North
     California Retirement Project,
     COP (A) (B) (C)
     3.500%, 09/08/00                    400           400
   California State, Economic
     Development Financing Authority,
     KQED Project, RB (A) (B) (C)
     3.400%, 09/08/00                    400           400
   California State, Educational
     Facilities Authority, Chapman
     University Project, RB (A) (B) (C)
     3.450%, 09/08/00                  1,000         1,000
   California State, GO
     4.250%, 10/01/00                    100           100
   California State, Health Facilities
     Finance  Authority, Scripps
     Memorial Hospital Project,
     Ser B, RB, MBIA (A) (B)
     3.650%, 09/08/00                  1,100         1,100
   California State, Metropolitan
     Water District, Waterworks
     Project, Ser C, RB (A) (B)
     3.500%, 09/08/00                    300           300
   California State, Pollution Control
     Financing Authority, Occidental
     Geography Project, RB (C)
     4.100%, 09/08/00                    100           100
   Corona, Redevelopment Agency
     Authority, Crown Point Project,
     Ser 85, RB (A) (B) (C)
     3.950%, 09/08/00                    490           490
   Fontana, Gaf Tax Exempt Bond
     Grantor Trust, Ser GA-7, RB
     (A) (B) (C)
     4.350%, 09/01/00                    440           440
--------------------------------------------------------------------------------
                                         FACE
                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Fullerton, Industrial Development
     Authority, Sunclipse Project,
     Ser A, RB (A) (B) (C)
     4.100%, 09/01/00                 $  200       $   200
   Hillsborough, Water & Sewer
     Systems Project, Ser B, COP (A) (B)
     3.700%, 09/01/00                    400           400
   Huntington Park, Public Financing
     Authority, Parking Project,
     Ser A, RB (A) (B) (C)
     3.850%, 09/08/00                    325           325
   Irwindale, Industrial Development
     Authority, Toys 'R' Us Project, RB
     (A) (B) (C)
     4.320%, 09/08/00                    325           325
   Lancaster, Multi-Family Housing
     Authority, Household Bank Project,
     Ser A, RB (A) (B)
     3.740%, 09/08/00                    190           190
   Long Beach, Health Facilities
     Authority, Memorial Health
     Services Project, RB (A) (B)
     3.900%, 09/08/00                  1,050         1,050
   Los Angeles County, Pension
     Obligation, Ser A, RB,
     AMBAC (A) (B)
     3.500%, 09/08/00                    500           500
   Los Angeles, Multi-Family Mortgage
     Authority, Valencia Village Project,
     Ser C, RB (A) (B) (C)
     3.350%, 09/08/00                    600           600
   Newport Beach, Health Facilities
     Authority, Hoag Memorial
     Presbyterian Hospital Project,
     RB (A) (B)
     3.550%, 09/01/00                  1,000         1,000
   Oakland, Capital Equipment Project,
     COP (A) (B) (C)
     3.500%, 09/08/00                    500           500
   Oakland, Liquidity Facilities Authority,
     Bay Area Government Project,
     RB (A) (B) (C)
     4.200%, 09/08/00                    125           125
   Ontario, Multi-Family Housing
     Authority, Residential Park Centre
     Project, Ser A, RB (A) (B) (C)
     3.650%, 09/08/00                    500           500
   Orange County, Apartment
     Development Authority,
     Radnor/Aragon Project,
     Ser D, RB (A) (B) (C)
     4.325%, 09/08/00                    240           240

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


CALIFORNIA TAX EXEMPT FUND--CONCLUDED
-------------------------------------------------------------------------------
                                      FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Orange County, Apartment
     Development Authority, Vintage
     Woods Project, Issue H,
     RB (A) (B) (E)
     3.550%, 09/08/00                 $  500       $   500
   Orange County, Apartment
     Development Authority, WLCO
     Project, Issue G, Ser 2,
     RB (A) (B) (E)
     3.550%, 09/08/00                    200           200
   Oxnard, Community Redevelopment
     Agency, Channel Islands Business
     Project, RB (A) (B) (C)
     4.200%, 09/08/00                    310           310
   Pasadena, Rose Bowl Improvements
     Project, COP (A) (B) (C)
     3.650%, 09/08/00                    700           700
   Pico Riveria, Redevelopment Agency,
     Crossroads Plaza Project,
     RB (A) (B) (C)
     3.600%, 09/08/00                    600           600
   Pleasanton, Multi-Family Mortgage
     Authority, Valley Plaza Project,
     Ser A, RB, (A) (B) (C)
     3.500%, 09/08/00                    800           800
   Riverside, Housing Development
     Authority, De Anza Villas Project,
     RB (A) (B) (C)
     3.800%, 09/08/00                    220           220
   Riverside, Multi-Family Housing
     Authority, Countrywood & IA Apartments
     Project, Ser E, RB (A) (B) (C)
     3.700%, 09/08/00                    190           190
   San Bernadino County,  County
     Center Refunding Project,
     COP (A) (B) (C)
     3.550%, 09/08/00                    900           900
   San Bernadino County,  Multi-Family
     Housing Authority,  Gold West
     Phase 2 Project, RB (A) (B) (C)
     4.000%, 09/08/00                    500           500
   San Bernadino County, Multi-Family
     Housing Authority, Indian Knoll
     Apartment Project, Ser A, RB
     (A) (B) (C)
     3.700%, 09/08/00                    270           270
   San Bernadino County, Multi-Family
     Housing Authority, Somerset
     Apartments Project,
     Ser A, RB (A) (B) (E)
     3.550%, 09/08/00                    300           300
--------------------------------------------------------------------------------
                                         FACE
                                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   San Diego, Multi-Family Housing
     Authority, University Town Center
     Apartments Project,
     RB (A) (B) (C)
     3.700%, 09/08/00                 $  100       $   100
   San Dimas, Redevelopment Agency,
     Diversified Shopping Center
     Project, COP (A) (B) (C)
     3.650%, 09/08/00                    300           300
   San Francisco, City & County
     Finance Authority, Yerba Buena
     Garden Project, RB (A) (B) (C)
     3.650%, 09/08/00                    100           100
   San Francisco, City & County
     Redevelopment Agency, Bayside
     Village Project, Ser A, RB (A) (B) (C)
     3.650%, 09/08/00                    500           500
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
     4.150%, 09/01/00                    325           325
   Santa Ana, Community
     Redevelopment Authority, Santa
     Ana Project Area, Ser B, TA
     Pre-Refunded @ 102 (D)
     6.500%, 12/15/00                    190           195
   Santa Ana, Community
     Redevelopment Authority, South
     Main Street Project, Ser D, TA
     Pre-Refunded @ 102 (D)
     6.500%, 12/15/00                    180           185
   Santa Ana, Health Facility Authority,
     Town & Country Project,
     RB (A) (B) (C)
     3.400%, 09/01/00                    600           600
   Santa Clara County, El Camino
     Hospital District Lease Authority,
     Valley Medical Center Project,
     Ser A, RB (A) (B) (C)
     3.350%, 09/08/00                    500           500
   Santa Clara County, Multi-Family
     Housing Authority, Briarwood
     Apartments Project, Ser B, RB,
     FNMA (A) (B) (E)
     3.500%, 09/08/00                    180           180
   Simi Valley, Industrial & Economic
     Development Authority, Wambold
     Furniture Project, RB (A) (B) (C)
     4.100%, 09/01/00                    160           160

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                       FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Simi Valley, Multi-Family Housing
     Authority, Ser A, RB (A) (B) (C)
     3.500%, 09/08/00                 $  460       $   460
   South California, Public Power
     Authority, Transmission Project,
     Ser 91, RB, AMBAC (A) (B)
     3.500%, 09/08/00                    900           900
   Vallejo, Multi-Family Housing
     Authority, Highlands Apartments
     Project, Ser A, RB (A) (B) (C)
     3.750%, 09/08/00                    425           425
   West Basin Municipal Water District,
     Phase III Recycled Water Project,
     Ser A, COP (A) (B) (C)
     3.450%, 09/08/00                    645           645
   Westminster, Redevelopment
     Authority, Commercial
     Redevelopment Project, TA,
     AMBAC (A) (B)
     3.750%, 09/08/00                    305           305
                                                   -------
                                                    22,855
                                                   -------
VIRGIN ISLANDS -- 5.4%
   Virgin Islands, Public Finance
     Authority, Ser A, GO
     Pre-Refunded @ 101 (D)
     7.300%, 10/01/00                    300           304
   Virgin Islands, Water & Power
     Authority, Ser A, RB,
     Pre-Refunded @ 102 (D)
     7.400%, 07/01/01                  1,000         1,042
                                                   -------
                                                     1,346
                                                   -------
Total Municipal Bonds
   (Cost $24,201)                                   24,201
                                                   -------
Total Investments -- 97.3%
   (Cost $24,201)                                   24,201
                                                   -------
Other Assets and Liabilities, Net -- 2.7%              683
                                                   -------
--------------------------------------------------------------------------------
                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   22,360,765 outstanding shares of
   beneficial interest                             $22,360
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 595,783 outstanding shares of
   beneficial interest                                 596
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 1,937,950 outstanding shares of
   beneficial interest                               1,938
Accumulated net realized loss
   on investments                                      (10)
                                                   -------
 Total Net Assets -- 100.0%                        $24,884
                                                   =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                   =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B             $1.00
                                                   =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS C             $1.00
                                                   =======

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000

INSTITUTIONAL TAX FREE FUND

-------------------------------------------------------------------------------
                                      FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.9%
ALABAMA -- 1.3%
   Birmingham, Medical Clinic
     Authority, St. Martins in the
     Pines Project, Ser 89,
     RB (A) (B) (C)
     4.400%, 09/08/00                $ 2,120       $ 2,120
   Indian Springs Village,
     Educational Building Authority,
     Indian Springs School Project,
     RB (A) (B) (C)
     4.400%, 09/08/00                  5,000         5,000
   Mobile, Industrial Development
     Pollution Control, M & T
     Chemicals Project, RB (A) (B) (C)
     4.325%, 09/08/00                  2,800         2,800
   Russelville, Industrial Development
     Authority, Clark Pulley Project,
     Ser 94, RB (A) (B) (C)
     4.450%, 09/08/00                  1,675         1,675
                                                   -------
                                                    11,595
                                                   -------
ALASKA -- 1.7%
   Alaska State, Housing Finance,
     Ser A, RB, MBIA
     4.600%, 12/01/00                  1,860         1,861
   Valdez, Marine Terminal Authority,
     Arco Transportation Project,
     Ser 1994-B, RB (A) (B) (C)
     4.250%, 09/08/00                 13,550        13,550
                                                   -------
                                                    15,411
                                                   -------
ARIZONA -- 0.6%
   Maricopa County, Industrial
     Development Authority, Arcadia
     Vista Apartments Project,
     Ser A, RB (A) (B) (C)
     4.350%, 09/08/00                  4,745         4,745
   Maricopa County, Industrial
     Development Authority, McLane
     Company Project, RB (A) (B) (C)
     4.700%, 09/08/00                    520           520
                                                   -------
                                                     5,265
                                                   -------
COLORADO -- 4.4%
   Arapahoe County, Water & Sanitation
     District Authority, Ser A,
     GO (A) (B) (C)
     4.000%, 12/01/00                  6,120         6,120
   Colorado Springs, Hospital
     Authority, RB Pre-Refunded
     @ 100 (D)
     7.875%, 12/15/00                  2,500         2,520

--------------------------------------------------------------------------------

                                     VALUE (000)
--------------------------------------------------------------------------------
   Colorado State, Health Facilities
     Authority, Christian Living
     Project, RB (A) (B) (C)
     4.300%, 09/08/00                $ 3,240       $ 3,240
   Denver City & County, Multi-
     Family Housing Authority,
     Ogden Residence Project,
     Ser 85-B, RB (A) (B) (C)
     4.350%, 09/01/00                  8,820         8,820
   Dove Valley, Metropolitan District
     Authority, Arapahoe County
     Project, Ser C, GO (A) (B) (C)
     3.950%, 09/08/00                  4,815         4,815
   East Smoky Hill, Metropolitan
     District Authority, No. 2,
     GO (A) (B) (C)
     4.400%, 09/01/00                  1,000         1,000
   Jefferson County, Industrial
     Development Authority, Kinder
     Care Centers Project,
     Ser C, RB (A) (B) (C)
     4.700%, 02/01/01                  1,700         1,700
   NBC, Metropolitan District
     Authority, GO (A) (B) (C)
     4.300%, 09/01/00                  1,500         1,500
   Panorama, Metropolitan District
     Authority, Ser 1998, GO (A) (B) (C)
     4.000%, 12/01/00                  1,680         1,680
   Panorama, Metropolitan District
     Authority, Ser B, RB (A) (B) (C)
     4.000%, 12/01/00                  2,425         2,425
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB (C)
     4.450%, 09/01/00                  7,310         7,310
                                                   -------
                                                    41,130
                                                   -------
DELAWARE -- 1.3%
   Delaware State, Economic
     Development Authority,
     Congoleum Development
     Project, RB (A) (B) (C)
     4.355%, 09/08/00                  1,000         1,000
   Delaware State, Economic
     Development Authority,
     Peninsula United Methodist
     Project, Ser B, RB (A) (B) (C)
     4.350%, 09/08/00                  5,340         5,340

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                      FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Sussex County, Economic
     Development Authority, Route 113
     Limited Partnership Project,
     RB (A) (B) (C)
     4.500%, 09/01/00                $ 6,000       $ 6,000
                                                   -------
                                                    12,340
                                                   -------
DISTRICT OF COLUMBIA -- 0.6%
   District of Columbia, Institute of
     International Economic Issues,
     RB (A) (B) (C)
     4.300%, 09/08/00                  2,700         2,700
   District of Columbia, Laboratory
     School Issue, RB (A) (B) (C)
     4.400%, 09/08/00                  2,975         2,975
                                                   -------
                                                     5,675
                                                   -------
FLORIDA -- 5.1%
   Alachua County, Industrial
     Development Authority, Oak Hall
     School Project, RB (A) (B) (C)
     4.350%, 09/08/00                  1,450         1,450
   Capital Trust Agency, Multi-Family
     Housing Authority, Community
     Loan Project, Ser A, RB (A) (B)
     4.380%, 09/08/00                 25,000        25,000
   Florida State, Housing Finance Agency,
     Multi-Family Housing Lakeside
     Project, Ser B, RB (A) (B) (C)
     4.450%, 09/08/00                  5,000         5,000
   Jacksonville, Electric Authority, Saint
     Johns Project, 3rd Ser, RB
     Pre-Refunded @ 101.5 (D)
     6.650%, 10/01/00                  1,900         1,932
   Jacksonville, Industrial Development
     Authority, University of Florida
     Health Science Center Project,
     Ser 89, RB (A) (B) (C)
     4.450%, 10/01/00                  1,000         1,000
   Lake Bernadette, Community
     Development Authority, Ser B,
     RB (A) (B) (C)
     4.350%, 11/01/01                    400           400
   Miami-Dade County, Industrial
     Development Authority, Saral
     Publications Project, RB (A) (B) (C)
     4.300%, 09/08/00                  2,950         2,950
   Orange County, Health Facilities
     Authority, Florida Health
     Association, Ser A, RB (A) (B)
     4.350%, 09/08/00                  5,000         5,000
-------------------------------------------------------------------------------
                                    Face
                                 Amount (000)    VALUE (000)
--------------------------------------------------------------------------------
   Orange County, Industrial
     Development Authority,
     Central  Florida YMCA Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                $ 1,650       $ 1,650
   Pasco City, Multi-Family Housing
     Finance Authority, Carlton Arms
     of Magnolia Valley Project,
     Ser 85, RB (A) (B) (C)
     4.325%, 09/08/00                  2,000         2,000
   Volusia County, Industrial
     Development Authority, APCO
     Project, Ser A, RB (C)
     4.400%, 09/08/00                  1,135         1,135
                                                   -------
                                                    47,517
                                                   -------
GEORGIA -- 9.2%
   Albany-Dougherty County, Hospital
     Authority, Phoebe Putney
     Memorial Hospital Project,
     Ser 1996, RB, AMBAC (A) (B) (C)
     4.350%, 09/08/00                  1,700         1,700
   Athens, Multi-Family Housing
     Authority, Georgian Apartments
     Project, RB (A) (B) (C)
     4.575%, 09/08/00                  1,400         1,400
   Clayton County, Hospital Authority,
     Southern Regional Medical Center
     Project, Ser B, RB (A) (B) (C)
     4.300%, 09/08/00                  3,775         3,775
   Clayton County, Multi-Family
     Housing Authority, Rivers Edge
     Project, RB (A) (B) (C)
     4.300%, 09/08/00                  2,000         2,000
   Cobb County, Multi-Family Housing
     Authority, Tibarron Associates
     Project, Ser 85-D, RB (A) (B) (C)
     4.430%, 09/08/00                  8,600         8,600
   DeKalb County, Development
     Authority, Dart Container Project,
     RB (A) (B) (C)
     4.500%, 09/01/00                    900           900
   DeKalb County, Industrial
     Development Authority,
     Weyerhaeuser County Project,
     RB (A) (B) (C)
     4.400%, 09/08/00                  3,500         3,500
   Downtown Athens, Housing
     Development Authority,
     Georgian Apartments Association
     Project, RB (A) (B) (C)
     4.700%, 09/08/00                  1,000         1,000

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 2000

INSTITUTIONAL TAX FREE FUND--CONTINUED


--------------------------------------------------------------------------------
                                    FACE
                                  AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------
   Effingham County,  Pollution Control
     Development Authority,
     Savannah Electric & Power
     Project, RB (A) (B)
     4.350%, 09/01/00                $ 2,870       $ 2,870
   Federal Paper Board, Tax Exempt
     Bond Grantor Trust, RB (A) (B) (C)
     4.450%, 09/01/00                  7,200         7,200
   Floyd County, Industrial
     Development Authority, Berry
     College Project, RB (A) (B) (C)
     4.300%, 09/08/00                  2,200         2,200
   Fulton County, Industrial
     Development Authority, Arthritis
     Foundation Project, RB (A) (B) (C)
     4.300%, 09/08/00                  2,700         2,700
   Fulton County, Industrial
     Development Authority, ADP
     Project, RB (A) (B) (C)
     4.400%, 09/15/00                  2,770         2,770
   Fulton County, Industrial
     Development Authority, Epstein
     School Project, RB (A) (B) (C)
     4.300%, 09/08/00                  2,000         2,000
   Fulton County, Industrial
     Development Authority,
     Morehouse School of Medicine
     Project, RB (A) (B) (C)
     4.300%, 09/08/00                  2,400         2,400
   Fulton County, Residential Care
     Authority, Lenbrook Square
     Foundation Project, RB, (A) (B) (C)
     4.300%, 09/01/00                    500           500
   Gwinnett County, Industrial
     Development Authority, Greater
     Atlanta Christian School Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                  6,000         6,000
   Gwinnett County, Industrial
     Development Authority, Wesleyan
     School Project, RB (A) (B) (C)
     4.300%, 09/08/00                    450           450
   Gwinnett County, Multi-Family
     Housing Authority, Post Corners
     Project, RB, FNMA (A) (B) (E)
     4.250%, 09/08/00                  4,200         4,200
   Macon-Bibb County, Hospital
     Authority, Medical Center Control
     Project, RB (A) (B) (C)
     4.300%, 09/08/00                  2,900         2,900
   Macon-Bibb County, Hospital
     Authority, Medical Center of
     Central Georgia Project,
     Ser 97, RB (A) (B) (C)
     4.300%, 09/08/00                  1,750         1,750
--------------------------------------------------------------------------------
                                      Face
                                   Amount (000)    VALUE (000)
--------------------------------------------------------------------------------
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project, RB (A) (B) (C)
     4.350%, 09/08/00                $ 6,600       $ 6,600
   Monroe County, Industrial
     Development Authority, Baptist
     Village Project, RB (A) (B) (C)
     4.300%, 09/08/00                  2,200         2,200
   Roswell, Multi-Family Housing
     Authority, Belcourt Project,
     RB (A) (B) (C)
     4.450%, 09/08/00                  9,000         9,000
   Southern Georgia, Hospital
     Authority, Alliance Community
     Hospitals Project, Ser A, RB,
     AMBAC (A) (B)
     4.350%, 09/08/00                  2,100         2,100
   Thomasville, Hospital Authority,
     J.D. Archbold Project, RB (A) (B) (C)
     4.300%, 09/08/00                  4,450         4,450
                                                   -------
                                                    85,165
                                                   -------
HAWAII -- 1.6%
   Hawaii State, Department of Budget
     & Finance Special Purpose,
     Queens Health System Project,
     Ser A, RB (A) (B)
     4.400%, 09/08/00                 13,700        13,700
   Honolulu City & County, Ser A,
     GO Pre-Refunded @ 101 (D)
     6.400%, 08/01/01                  1,000         1,028
                                                   -------
                                                    14,728
                                                   -------
IDAHO-- 1.4%
   Ammon, Urban Renewal Agency,
     Tax Increment Project, Ser A,
     TA (A) (B) (C)
     4.390%, 09/08/00                  1,635         1,635
   Boise, State University Foundation,
     Engineering Technology Project,
     RB (A) (B) (C)
     4.500%, 09/08/00                  3,500         3,500
   Twin Falls, Urban Renewal Agency,
     Tax Allocation Project, Ser A,
     RB (A) (B) (C)
     4.390%, 09/08/00                  7,895         7,895
                                                   -------
                                                    13,030
                                                   -------
ILLINOIS -- 11.3%
   Cook & DeKalb County, Kane
     McHenry School District
     No. 300, TAW
     4.990%, 09/28/00                  9,000         9,003

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                       FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Cook County, Community
     Consolidated School District
     Authority, Educational Purpose,
     No. 021 Authority, TAW
     4.100%, 11/01/00                $ 2,715       $ 2,715
   Huntley Valley, Kane McHenry
     Special Service Area No. 10,
     Ser B, GO (A) (B) (C)
     4.300%, 09/08/00                  1,800         1,800
   Illinois State, Development Finance
     Authority, AMR Pooled Financing
     Project, Ser A, RB (A) (B)
     4.350%, 09/08/00                 21,635        21,635
   Illinois State, Development Finance
     Authority, Catholic Charities
     Housing Project, Ser B,
     RB (A) (B) (C)
     4.300%, 09/08/00                    190           190
   Illinois State, Development Finance
     Authority, Clearbrook Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  3,700         3,700
   Illinois State, Educational Facilities
     Authority, ACI Cultural Pooled
     Financing Project, RB (A) (B) (C)
     4.300%, 09/08/00                  8,225         8,225
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Project, RB (A) (B)
     4.250%, 09/08/00                  2,200         2,200
   Illinois State, GO
     6.000%, 09/08/00                  1,000         1,018
   Illinois State, Health Facilities Authority,
     Cradle Society Project,
     RB (A) (B) (C)
     4.250%, 09/08/00                  5,200         5,200
   Illinois State, Health Facilities Authority,
     Elmhurst Memorial Hospital,
     Ser B, RB (A) (B)
     4.500%, 09/01/00                 12,300        12,300
   Illinois State, Pollution Control,
     Development Finance Authority,
     Iowa-Illinois Gas & Electric Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  4,200         4,200
   Illinois State, Sales Tax Authority,
     Ser Y, RB
     5.000%, 06/15/01                  3,000         3,017
   Macon County, Decatur Family
     YMCA Project, RB (A) (B) (C)
     4.400%, 09/08/00                  4,300         4,300
   Oak Forest, Mode-Homewood Pool
     Project, RB (A) (B) (C)
     4.250%, 09/08/00                  5,400         5,400
-------------------------------------------------------------------------------
                                      Face
                                     Amount (000  VALUE (000)
-------------------------------------------------------------------------------
   Paxton, Industrial Development
     Authority, Merck & Aircoil
     Project, RB (A) (B)
     4.700%, 09/08/00                 $  900      $    900
   Streamwood, Industrial
     Development Authority, Poplar
     Creek Project, RB (A) (B) (C)
     4.500%, 09/01/00                  4,000         4,000
   Winnebago & Boone Counties,
     School District, Educational
     Purpose,  No. 20, TAW
     6.100%, 10/31/00                 14,500        14,519
                                                  --------
                                                   104,322
                                                  --------
INDIANA -- 2.9%
   Bartholomew County, Consolidated
     School Authority, TAW
     4.500%, 12/29/00                  3,000         3,001
   Carmel Clay, School Authority, TAW
     4.550%, 12/29/00                  7,000         7,002
   Fort Wayne, Industrial Economic
     Development Authority, Avery
     International Project, RB (A) (B) (C)
     4.325%, 09/08/00                  3,100         3,100
   Fort Wayne, Ser 83, RB (A) (B) (C)
     4.325%, 09/08/00                    650           650
   Gaf Tax Exempt Bond Grantor Trust,
     Ser A, RB (A) (B) (C)
     4.650%, 09/01/00                  2,520         2,520
   Indiana State, Health Facilities
     Financing Authority, Hartsfield
     Village Project, Ser B, RB (A) (B) (C)
     4.320%, 09/08/00                  1,000         1,000
   Indianapolis, Local Public
     Improvement, Ser B, RB
     5.000%, 01/08/01                  4,800         4,812
   Lake Central, School Authority, TAW
     4.800%, 12/29/00                  2,000         2,001
   Merrillville, Community School
     Authority, TAW
     4.500%, 12/29/00                  2,500         2,500
                                                  --------
                                                    26,586
                                                  --------
IOWA -- 2.1%
   Algona, Industrial Development
     Authority, George A. Hormel
     Project, RB (A) (B) (C)
     4.550%, 09/08/00                  2,600         2,600
   Cedar Rapids, Pollution Control
     Authority, Electric Light & Power
     Project, RB (A) (B)
     4.350%, 09/08/00                  2,400         2,400

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


INSTITUTIONAL TAX FREE FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Chillicothe, Pollution Control
     Authority, Southern Utilities
     Project, Ser A, RB (A) (B) (C)
     4.350%, 09/08/00                $ 2,300      $  2,300
   Council Bluffs, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Project, RB (A) (B) (C)
     4.350%, 09/08/00                  4,500         4,500
   Iowa State, Financial Authority,
     Burlington Medical Center
     Project, RB, FSA (A) (B)
     4.350%, 09/01/00                  3,385         3,385
   Iowa State, Higher Education Loan
     Authority, Palmer Chiropractic
     Foundation Project,
     RB (A) (B) (C)
     4.400%, 09/01/00                  1,735         1,735
   Iowa State, Higher Education Loan
     Authority, Saint Ambrose
     University Project,  RB (A) (B) (C)
     4.400%, 09/08/00                  1,075         1,075
   Oskaloosa, Private School Facilities,
     William Penn University Project,
     RB (A) (B) (C)
     4.400%, 09/01/00                  1,500         1,500
                                                  --------
                                                    19,495
                                                  --------
KANSAS -- 0.5%
   Johnson County, Public Building
     Commission, RB
     4.250%, 09/01/00                  1,550         1,550
   Olathe, Recreational Facilities
     Authority, YMCA Greater Kansas
     City Project, Ser B, RB (A) (B) (C)
     4.450%, 09/01/00                  1,300         1,300
   Wichita, Pollution Control Authority,
     CIC Industries Project,
     RB (A) (B) (C)
     4.575%, 09/08/00                  1,590         1,590
                                                  --------
                                                     4,440
                                                  --------
KENTUCKY -- 2.2%
   Covington, Industrial Building
     Authority, Atkins & Pearce Project,
     Ser 95, RB (A) (B) (C)
     4.350%, 09/08/00                  2,220         2,220
   Kentucky, Area Development
     Districts Trust, Calloway County
     Fire No. 6 Project, Ser A,
     RB (A) (B) (C)
     4.350%, 09/08/00                  3,618         3,618
--------------------------------------------------------------------------------
                                       FACE
                                     AMOUNT (00)  VALUE (000)
--------------------------------------------------------------------------------
   Kentucky Area, Development
     District Trust, Garrison
     Volunteer Fire Project, Ser A, RB
     (A) (B) (C)
     4.350%, 09/08/00                $ 3,506      $  3,506
   Kentucky, Economic Development
     Finance Authority, Catholic
     Healthcare Project, Ser A,
     RB  (A) (B)
     4.300%, 09/08/00                  9,800         9,800
   Newport City, Multi-Family
     Housing Authority, RB (A) (B)
     5.000%, 09/08/00                  1,625         1,625
                                                  --------
                                                    20,769
                                                  --------
LOUISIANA -- 0.9%
   Calcasieu Parish, Sales Tax District,
     Road Improvement, No. 4-A,
     Special Tax, GO (A) (B) (C)
     4.300%, 09/01/00                  2,770         2,770
   Louisiana State, Local Government
     Environmental Facilities Authority,
     Public Construction Projects, RB
     4.250%, 10/15/00                  5,460         5,462
                                                  --------
                                                     8,232
                                                  --------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     Ser 85, RB (A) (B)
     4.400%, 09/08/00                  1,315         1,315
                                                  --------
MARYLAND -- 2.1%
   Annapolis, Forest Gemini Facility
     Project, RB (A) (B) (C)
     4.350%, 09/01/00                  2,150         2,150
   Anne Arundel County, Pollution
     Control Authority, Baltimore Gas
     & Electric Project, Ser 84, RB (A) (B)
     4.500%, 01/01/01                  6,000         6,000
   Frederick, GO (A) (B) (C)
     4.300%, 09/08/00                  5,500         5,500
   Maryland State, Economic
     Development Authority, College
     Park Project, Ser A, RB (A) (B) (C)
     4.300%, 09/08/00                  3,000         3,000
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Barnesville School Issue, RB
     (A) (B) (C)
     4.300%, 09/08/00                  2,870         2,870
                                                  --------
                                                    19,520
                                                  --------

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MASSACHUSETTS -- 0.8%
   Massachusetts State, Development
     Finance Authority, Scandinavian
     Living Center Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                $ 4,100      $  4,100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Charlton Memorial Hospital,
     Ser B, RB Pre-Refunded @ 102 (D)
     7.250%, 07/01/01                  3,300         3,443
                                                  --------
                                                     7,543
                                                  --------
MICHIGAN -- 2.4%
   Bay City, School District Authority, GO
     4.800%, 08/28/01                  3,600         3,607
   Birmingham, Economic
     Development Authority, Brown
     Street Project, Ser 83, RB (A) (B) (C)
     4.575%, 09/08/00                  1,120         1,120
   Farmington Hills, Economic
     Development Authority,
     Brookfield Building Association
     Project, RB (A) (B) (C)
     4.600%, 09/08/00                  2,050         2,050
   Michigan State, Strategic Fund,
     Pilgrim Manor Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  4,000         4,000
   Michigan State, Housing
     Development Authority,
     Harbortown Project Dividend,
     RB (A) (B) (C)
     4.325%, 09/08/00                  1,900         1,900
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B) (C)
     4.650%, 09/01/00                  2,400         2,400
   Michigan State, Municipal Bond
     Authority, Ser C-2, RB (C)
     5.000%, 08/23/01                  3,000         3,020
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
     4.325%, 09/08/00                  1,500         1,500
   Plymouth Township, Economic
     Development Authority, Key
     International Manufacturing
     Project, RB (A) (B) (C)
     4.350%, 09/01/00                  2,150         2,150
                                                  --------
                                                    21,747
                                                  --------
--------------------------------------------------------------------------------
                                        FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MINNESOTA -- 1.5%
   Bloomington, Commercial
     Development Authority, ATS II
     Project, RB (A) (B) (C)
     4.370%, 09/01/00                $ 3,305      $  3,305
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, Ser 84, RB (A) (B) (C)
     4.350%, 09/08/00                  2,860         2,860
   Capital Realty Trust, Ser 96-1,
     RB (A) (B) (C)
     4.540%, 09/08/00                  3,985         3,985
   Minnesota State, School District
     Authority, Ser B, TAN
     5.000%, 08/17/01                  2,500         2,516
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  1,465         1,465
                                                  --------
                                                    14,131
                                                  --------
MISSISSIPPI -- 1.2%
   Desoto County, Industrial
     Development Authority, American
     Soap Project, RB (A) (B) (C)
     5.605%, 09/08/00                    900           900
   Flowood, Multi-Family Housing
     Authority, Reflection Pointe
     Project, RB (A) (B) (C)
     4.400%, 09/08/00                  5,880         5,880
   Mississippi Bend Area, Education
     Agency, No. 9, GO
     5.250%, 07/06/01                  1,650         1,653
   Prentiss County, Industry
     Development Authority,
     Heidelberg Eastern Project,
     Ser A, RB (A) (B) (C)
     4.400%, 09/01/00                  2,500         2,500
                                                  --------
                                                    10,933
                                                  --------
MISSOURI -- 6.1%
   Boatsmen, Saint Louis, Grantor Trust,
     Ser 96-A-1, COP (A) (B) (C)
     4.400%, 06/30/01                 12,225        12,225
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
     4.430%, 09/08/00                  2,900         2,900
   Jackson County, Industrial
     Development Authority, YMCA
     Greater Kansas City Project,
     Ser A, RB (A) (B) (C)
     4.450%, 09/01/00                  1,400         1,400

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 2000

INSTITUTIONAL TAX FREE FUND--CONTINUED
-------------------------------------------------------------------------------
                                        FACE
                                       AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Kansas City, Industrial
     Development Authority, Springs
     Apartment Project, RB (A) (B) (C)
     4.350%, 09/08/00                 $  600      $    600
   Macon City, Industrial
     Development Authority,
     Healthcare Realty Macon Project,
     RB (A) (B) (C)
     4.400%, 09/01/00                  1,880         1,880
   Missouri State, Health &
     Educational Facilities Authority,
     Francis Howell III Project,
     Ser E, RB
     4.250%, 09/19/00                  5,000         5,001
   Missouri State, Health &
     Educational Facilities Authority,
     Kansas City Art Institute Project,
     RB (A) (B) (C)
     4.450%, 09/01/00                  5,100         5,100
   Missouri State, Health & Educational
     Facilities Authority, Pooled
     Hospital Loan Program,
     Ser A, RB (A) (B)
     4.350%, 09/08/00                  5,400         5,400
   Osage Beach, Industrial
     Development Authority,
     Healthcare Realty Project,
     RB (A) (B) (C)
     4.400%, 09/01/00                  1,780         1,780
   Saint Charles County, Industrial
     Development Authority, Sun
     River Village Project,
     RB (A) (B) (C)
     4.330%, 09/08/00                 11,300        11,300
   Saint Louis County, Industrial
     Development Authority, Schnuck
     Markets Kirkwood Project,
     RB (A) (B) (C)
     4.325%, 09/08/00                  4,350         4,350
   Saint Louis, Land Clearance
     Redevelopment Authority,
     Station East Project, RB
     Pre-Refunded @ 102 (D)
     7.750%, 01/01/01                  3,890         4,009
                                                  --------
                                                    55,945
                                                  --------
MONTANA -- 0.2%
   Montana State, Board Investment,
     Municipal Finance Consolidated,
     Intercap Project, RB (A) (B)
     4.350%, 09/08/00                  2,000         2,000
                                                  --------
--------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
NEBRASKA -- 0.4%
   Buffalo County, Industrial
     Development Authority, Agrex
     Project, RB (A) (B)
     4.400%, 09/08/00                $ 1,000      $  1,000
   Nebraska State, Educational
     Finance Authority, Creighton
     University Project, Ser A,
     RB, AMBAC (A) (B)
     4.450%, 09/08/00                  2,380         2,380
                                                  --------
                                                    3,380
                                                  --------
NEW JERSEY -- 1.1%
   Camden, Ser A, BAN
     5.500%, 06/14/01                  2,700         2,707
   New Jersey State, Economic
     Development Authority, Dates-Tru.
      Urban Renewal Project,
     RB (A) (B) (C)
     4.350%, 09/01/00                  2,000         2,000
   North Hudson, Sewer Authority, RB
     5.000%, 03/30/01                  5,100         5,100
                                                  --------
                                                     9,807
                                                  --------
NEW MEXICO -- 0.3%
   Albuquerque, Metropolitan
     Redevelopment Authority,
     Springer Square Project,
     RB (A) (B) (C)
     4.700%, 09/08/00                  3,000         3,000
                                                  --------
NEW YORK -- 3.3%
   Hempstead County, Union Free
     School District, TAN
     5.000%, 06/28/01                  8,000         8,016
   Monroe County, Industrial
     Development Agency, Rochester
     District Project, RB (A) (B) (C)
     4.250%, 12/01/00                    750           750
   Nassau County, RAN
     6.000%, 09/01/00                  7,000         7,063
   New York State, Board of
     Cooperative Educational
     Services, RAN
     5.125%, 06/29/01                  8,000         8,017
   New York State, Commercial
     General Services, Executive
     Department Project, COP
     4.500%, 09/01/00                  4,980         4,980
   Rensselaer County, Industrial
     Development Authority,
     Brunswick Senior Housing Project,
     Ser A, RB (A) (B) (C)
     4.350%, 09/01/00                  1,300         1,300
                                                  --------
                                                    30,126
                                                  --------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                       FACE
                                     AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
NORTH CAROLINA -- 0.1%
   Beaufort County, Pollution Control
     Authority, Texas Gulf Project,
     RB (A) (B) (C)
     4.300%, 12/01/00                $ 1,025      $  1,025
                                                  --------
NORTH DAKOTA -- 0.1%
   Bismarck, Public School District
     No. 1, GO
     4.400%, 05/01/01                  1,105         1,105
                                                  --------
OHIO -- 1.1%
   Cuyahoga County, Healthcare
     Authority, Judson Retirement
     Community Project, RB (A) (B) (C)
     4.300%, 09/08/00                  3,000         3,000
   Franklin County, Industrial
     Development Authority, Capitol
     South Community Redevelopment
     Project, RB (A) (B) (C)
     4.650%, 09/01/00                  2,965         2,965
   Highland County, Industrial
     Development Authority, Lancaster
     Colony Project, RB (A) (B) (C)
     4.300%, 09/01/00                  1,100         1,100
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, Ser 90, RB (A) (B) (C)
     4.300%, 09/01/00                  1,170         1,170
   Stark County, Healthcare Facilities
     Authority, Christian Home Project,
     RB (A) (B) (C)
     4.250%, 09/15/00                  1,410         1,410
   Trumbull County, Industrial
     Development Authority, Howland
     Association Project, RB (A) (B) (C)
     4.350%, 10/01/01                    220           220
                                                  --------
                                                     9,865
                                                  --------
OKLAHOMA -- 1.6%
   Claremore, Industrial &
     Redevelopment Authority,
     Worthington Cylinder Project,
     RB (A) (B) (C)
     4.300%, 09/08/00                    810           810
   Oklahoma State, Development
     Finance Authority, Oklahoma
     Hospital Association Project,
     Ser A, RB (A) (B)
     4.350%, 09/08/00                  5,700         5,700
   Tulsa City, Industrial Healthcare
     Authority, Laureate Psychiatric
     Project, RB (A) (B)
     4.500%, 12/15/00                  8,500         8,500
                                                  --------
                                                    15,010
                                                  --------
-------------------------------------------------------------------------------
                                     FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
OREGON -- 1.5%
   Clackamas County, Hospital
     Facility Authority, Senior Living
     Facility, Mary Woods Project,
     Ser C, RB (A) (B) (C)
     4.400%, 09/08/00                $ 8,900      $  8,900
   Medford, Hospital Facilities
     Authority, Continued Care
     Retirement Project, RB (A) (B) (C)
     4.400%, 09/08/00                  4,000         4,000
   Oregon State, Health, Housing,
     Educational & Cultural Authority,
     Saint Vincent De Paul Project,
     Ser A, RB (A) (B) (C)
     4.350%, 09/08/00                  1,225         1,225
                                                  --------
                                                    14,125
                                                  --------
PENNSYLVANIA -- 5.5%
   Allegheny County, Industrial
     Development Authority, Jewish
     Home & Hospital Project,
     Ser B, RB (A) (B) (C)
     4.350%, 09/08/00                  1,500         1,500
   Chester County, Industrial
     Development Authority, The
     Woods Project, RB (A) (B) (C)
     4.350%, 09/08/00                  1,150         1,150
   Clarion County, Industrial
     Development Authority, Meritcare
     Project, Ser A, RB (A) (B) (C)
     4.350%, 09/08/00                    400           400
   Dallastown, Area School District,
     GO, FGIC
     4.310%, 09/08/00                  1,500         1,500
   Dauphin County, General Authority,
     Allhealth Pooled Financing
     Program, Ser B, RB, FSA (A) (B)
     4.350%, 09/08/00                  7,500         7,500
   Hazleton, Industrial Development
     Authority, MMI Prep School
     Project, RB (A) (B) (C)
     4.350%, 09/08/00                  1,700         1,700
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A) (B)
     4.330%, 09/08/00                  4,140         4,140
   Lancaster County, Hospital Authority,
     Health Center, Luthercare Project,
     RB (A) (B) (C)
     4.330%, 09/08/00                  4,200         4,200
   Montgomery County, Higher
     Education & Health Authority,
     William Penn Charter School
     Project, RB (A) (B) (C)
     4.350%, 09/08/00                  2,500         2,500

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


INSTITUTIONAL TAX FREE FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Assistance Authority,
     Ser A, RB, FGIC
     6.800%, 12/01/00                $ 3,120      $  3,136
   Philadelphia, Industrial
     Development Authority,
     Germantown Home Project,
     RB (A) (B) (C)
     4.350%, 01/01/30                  9,665         9,665
   Philadelphia, Industrial
     Development Authority, Inglis
     House Project, RB (A) (B) (C)
     4.300%, 09/01/00                  9,000         9,000
   Philadelphia, TRAN
     5.000%, 06/29/01                  2,500         2,513
   South Fork, Municipal Hospital
     Authority, Lee Hospital Project,
     Ser B, RB (A) (B) (C)
     4.350%, 09/08/00                  1,940         1,940
                                                  --------
                                                    50,844
                                                  --------
SOUTH CAROLINA -- 0.4%
   Sumter County, Industrial
     Development Authority, Bendix
     Project, RB (A) (B) (C)
     4.350%, 09/08/00                  4,000         4,000
                                                  --------
SOUTH DAKOTA -- 0.1%
   South Dakota, Housing Development
     Authority, Homeownership
     Mortgage, Ser A, RB
     5.000%, 05/01/01                  1,000         1,003
                                                  --------
TENNESSEE -- 5.1%
   GAF Tax-Exempt Bond Grantor
     Trust, Ser A, RB (A) (B) (C)
     4.650%, 09/08/00                  4,480         4,480
   Hamilton County, Industrial
     Development Board Authority,
     Trade Center Hotel Project,
     Ser A, RB (A) (B) (C)
     4.300%, 09/08/00                  5,548         5,548
   Knox County, Health & Educational
     Housing Facilities Authority,
     THA Solutions Group Project,
     RB (A) (B)
     4.350%, 09/08/00                 19,500        19,500
   Memphis, Health & Educational
     Housing Facilities Authority,
     Not-For-Profit Multi-Family
     Housing Program, RB (A) (B)
     4.380%, 09/08/00                  7,400         7,400
--------------------------------------------------------------------------------
                                       FACE
                                      AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   Memphis-Shelby County,
     Industrial Development Board
     Authority, UT Medical Group
     Project, RB (A) (B) (C)
     4.300%, 09/08/00                $ 6,000      $  6,000
   Metropolitan Nashville &
     Davidson County, Toys 'R'
     Us Project, Ser 84, RB (A) (B) (C)
     4.450%, 09/01/00                  1,030         1,030
   Shelby County, Health, Educational
     & Housing Facilities Authority,
     Saint Peter Villa Project,
     RB (A) (B) (C)
     4.400%, 09/08/00                  3,035         3,035
                                                  --------
                                                    46,993
                                                  --------
TEXAS -- 5.1%
   Allef, Independent School
     District Authority, GO
     7.000%, 02/15/01                  1,000         1,010
   Austin County, Industrial
     Development Authority, Crabar
     Business Systems Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  1,980         1,980
   Brazo River, Hoffman-LaRoche
     Project, Ser 85, RB (A) (B) (C)
     4.325%, 09/08/00                  1,000         1,000
   Corpus Christi, Industrial
     Development Authority, Texas-Air
     Investment Project, RB (A) (B) (C)
     4.800%, 02/01/01                  4,145         4,145
   Gulf Coast, Waste Disposal
     Authority, Armco Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  4,750         4,750
   Harris County, Health Facilities
     Authority, Sisters of Charity
     Project, RB Pre-Refunded @ 102 (D)
     7.100%, 07/01/01                  8,000         8,329
   Harris County, Multi-Family
     Housing Authority, Greenhouse
     Development Project, RB (A) (B) (C)
     4.575%, 09/08/00                  1,985         1,985
   Harris County, Multi-Family
     Housing Authority, Len Hollow
     Development Project,
     RB (A) (B) (C)
     4.575%, 09/08/00                  1,600         1,600
   Pharr-San Juan-Alamo, Independent
     School District Authority, GO
     4.125%, 02/01/01                  1,000         1,000
   San Antonio, Electric & Gas
     Authority, Ser B, RB
     Pre-Refunded @ 100 (D)
     5.000%, 02/01/01                  1,250         1,254

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Tarrant County, Multi-Family
     Housing Finance Authority,
     Amherst Association
     Project, RB (A) (B) (C)
     4.250%, 09/08/00                $ 1,500      $  1,500
   Texas State, TRAN
     5.250%, 08/31/01                 15,000        15,139
   Trinity River, Industrial
     Development Authority, Trinity
     River Project, RB (A) (B) (C)
     4.325%, 09/08/00                  2,000         2,000
   Waxahachie, Industrial
     Development Authority, Dart
     Container Project, RB (A) (B)
     4.400%, 09/08/00                  1,800         1,800
                                                  --------
                                                    47,492
                                                  --------
UTAH -- 0.5%
   West Valley City, Industrial
     Development Authority, Johnson
     Matthey Project, RB (A) (B) (C)
     4.350%, 09/01/00                  5,050         5,050
                                                  --------
VERMONT -- 0.6%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Program,
     Ser 1, RB (C)
     4.250%, 09/08/00                  2,900         2,900
   Vermont State, Student Assistance
     Authority, Student Loan Bonds,
     Ser 85, RB (A) (B) (C)
     4.400%, 09/01/00                  2,340         2,340
                                                  --------
                                                     5,240
                                                  --------
VIRGINIA -- 0.8%
   Lynchburg, Industrial Development
     Authority, VHA Mid Atlantic
     Project, Ser F, RB, AMBAC (A) (B)
     4.250%, 09/08/00                  1,400         1,400
   Norfolk, Industrial Development
     Authority, Toys 'R' Us Project,
     Ser 1984, RB (A) (B) (C)
     4.325%, 09/08/00                  1,425         1,425
   Virginia State, Water & Sewer
     Resource Authority, Henrico
     County Project, RB (A) (B)
     4.400%, 09/08/00                  5,000         5,000
                                                  --------
                                                     7,825
                                                  --------
WASHINGTON -- 0.9%
   Kent, Economic Development
     Authority, Northwest Aluminum
     Products Project, RB (A) (B) (C)
     4.350%, 09/01/00                  1,200         1,200

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Washington State, Economic
     Development Finance
     Authority, Pioneer Human
     Services Project,
     Ser H, RB (A) (B) (C)
     4.400%, 09/01/00                 $  800      $    800
   Washington State, Housing
     Finance Commission, Panorama
     City Project, RB (A) (B) (C)
     4.350%, 09/01/00                  5,000         5,000
   Washington State, Public Power
     Supply Authority, Nuclear
     Project No. 2, Ser C, RB
     Pre-Refunded @ 102 (D)
     7.625%, 01/01/01                  1,000         1,031
                                                  --------
                                                     8,031
                                                  --------
WEST VIRGINIA -- 2.1%
    Charleston, Building Commission
     Parking Facility Authority,
     Charleston Town Center Project,
     Ser A, RB (A) (B) (C)
     4.300%, 09/08/00                 12,090        12,090
   Parkersburg, Industrial Development
     Authority, B-H Associates
     Project, RB (A) (B) (C)
     4.575%, 09/08/00                  3,500         3,500
   Putnam County, Industrial
     Development Authority, FMC
     Project, RB (A) (B) (C)
     4.350%, 09/01/00                  3,400         3,400
                                                  --------
                                                    18,990
                                                  --------
WISCONSIN -- 5.3%
   Green Bay, Area Public School
     District Authority, BAN
     5.150%, 04/13/01                  2,000         2,000
   Hortonville, School District
     Authority, TRAN
     4.040%, 10/27/00                  1,600         1,600
   Kewaskum, School District
     Authority, TRAN
     4.040%, 09/20/00                  2,075         2,075
   Lake Mills, School District
     Authority, TRAN
     4.660%, 09/05/01                  2,000         2,001
   Monona Grove, School District
     Authority, TRAN
     4.100%, 10/30/00                  2,300         2,300
   Northland Pines, School District
     Authority, TRAN
     4.000%, 09/08/00                  3,000         3,000
     4.625%, 09/07/01                  5,000         5,004

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


INSTITUTIONAL TAX FREE FUND--CONCLUDED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Omro, School District Authority,
     TRAN
     4.070%, 09/27/00                $ 1,200      $  1,200
   Pleasant Prairie, BAN
     4.300%, 01/15/01                  6,500         6,500
   Tomahawk, School District
     Authority, BAN
     5.160%, 04/13/01                  3,600         3,601
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B) (C)
     4.400%, 09/08/00                  3,000         3,000
   Williams Bay, School District
     Authority, TRAN
     4.750%, 08/24/01                  1,300         1,302
   Wisconsin State, Health &
     Educational Facilities Authority,
     Madison Family Medicine Project,
     Ser A, RB (A) (B) (C)
     4.350%, 09/08/00                  5,500         5,500
   Wisconsin State, Health &
     Educational Facilities Authority,
     Milwaukee Protestant Home
     Project, Ser A, RB (A) (B) (C)
     4.330%, 09/08/00                 10,100        10,100
                                                  --------
                                                    49,183
                                                  --------
WYOMING -- 0.2%
   Cheyenne County, Economic
     Development Authority, Holiday
     Inn Project, RB (A) (B) (C)
     4.550%, 09/08/00                  1,765         1,765
                                                  --------
MULTI-STATE -- 4.3%
   Greystone, Tax Exempt Certificate
     Trust Authority, Senior
     Certificate of Beneficial Ownership
     Project, Ser A, COP (A) (B) (C)
     4.360%, 09/08/00                 37,505        37,505
   McDonald Tax-Exempt Mortgage
     Trust, No. 1, RB (A) (B) (C)
     3.450%, 09/15/00                  1,925         1,925
   Northwest Mutual Life Insurance
     Project, Tax Exempt Mortgage
     Trust Project, RB (A) (B) (C)
     5.320%, 09/15/00                    357           357
                                                  --------
                                                    39,787
                                                  --------
Total Municipal Bonds
   (Cost $942,480)                                 942,480
                                                  --------
Total Investments -- 101.9%
   (Cost $942,480)                                 942,480
                                                  --------
Other Assets and Liabilities, Net -- (1.9%)        (17,977)
                                                  --------

------------------------------------------------------------------------------

                                                   VALUE (000)
------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 756,029,434 outstanding shares
   of beneficial interest                         $755,853
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 114,632,985 outstanding shares
   of beneficial interest                          114,633
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 54,068,289 outstanding shares of
   beneficial interest                              54,068
Undistributed net investment income                      4
Accumulated net realized loss on investments           (55)
                                                  --------
 Total Net Assets -- 100.0%                       $924,503
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B             $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS C             $1.00
                                                  ========
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RAN      REVENUE ANTICIPATION NOTE
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PENNSYLVANIA TAX FREE FUND
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.4%
PENNSYLVANIA -- 98.7%
   Allegheny County, Industrial
     Development Authority, Jewish
     Home & Hospital Project,
     Ser B, RB (A) (B) (C)
     4.350%, 09/08/00                 $2,505      $  2,505
   Allegheny County, Industrial
     Development Authority,
     Longwood Oakmont Project,
     RB (A) (B)
     4.300%, 09/01/00                  1,200         1,200
   Allegheny County, Industrial
     Development Authority, Pollution
     Control, Duquesne Light
     Project, RB, AMBAC (A) (B)
     4.350%, 09/08/00                  1,700         1,700
   Allegheny County, Pennsylvania
     Industrial Development Authority,
     Longwood At Oakmont Project,
     Ser B, RB (A) (B) (C)
     4.250%, 09/01/00                  1,000         1,000
   Berks County, Industrial
     Development Authority, Rilsan
     Industrial Project, RB (A) (B) (C)
     4.320%, 09/08/00                  3,350         3,350
   Bucks County, Industrial
     Development Authority, CPC
     International Project, Ser 85,
     RB (A) (B)
     4.370%, 09/01/00                  1,000         1,000
   Bucks County, Industrial
     Development Authority, Edgcomb
     Metals Project, RB (A) (B) (C)
     4.300%, 09/08/00                  1,400         1,400
   Butler County, Hospital Authority,
     North Hills Passavant Hospital
     Project, Ser A, RB, FSA
     Pre-Refunded @ 102 (D)
     6.900%, 06/01/01                  1,400         1,447
   Butler County, Industrial
     Development Authority,
     Concordian Lutheran Project,
     Ser A, RB (A) (B) (C)
     4.350%, 09/08/00                  1,000         1,000
   Butler County, Industrial
     Development Authority, Pennzoil
     Project, RB (A) (B) (C)
     4.600%, 09/08/00                    600           600
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Parkay Center West
     Project, Ser A, RB (A) (B) (C)
     4.350%, 09/08/00                  1,420         1,420


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Chester County, Health &
     Education Facilities Authority,
     Barclay Friends Project,
     Ser A, RB (A) (B) (C)
     4.300%, 09/08/00                 $1,485      $  1,485
   Clarion County, Industrial
     Development Authority, Meritcare
     Project, Ser A, RB (A) (B) (C)
     4.350%, 09/08/00                    400           400
   Cumberland Valley, State School
     District Authority, Ser B, GO, FSA
     6.100%, 09/01/00                    825           825
   Dallastown, Area School District
     Authority, GO, FGIC
     4.310%, 05/01/01                  1,495         1,495
   Dauphin County, General Authority,
     Allhealth Pooled Finance Program,
     Ser B, RB, FSA (A) (B)
     4.350%, 09/08/00                  2,200         2,200
   Delaware County, College
     Authority, Neumann College,
     Ser B, RB (A) (B) (C)
     4.100%, 09/08/00                  1,600         1,600
   Delaware County, Industrial
     Development Authority, Sun
     Project, RB (A) (B) (C)
     4.250%, 09/08/00                  1,900         1,900
   East Hempfield Township,
     Industrial Development Authority,
     Menomite Home Project,
     RB (A) (B) (C)
     4.310%, 09/08/00                  2,000         2,000
   East Hempfield Township,
     Industrial Development
     Authority, The Mennonite Home
     Project, RB (A) (B) (C)
     4.350%, 09/08/00                  1,760         1,760
   Easton, City School District
     Authority, GO (A) (B)
     4.310%, 09/08/00                  1,600         1,600
   Harbor Creek, State School District
     Authority, GO
     4.750%, 07/01/01                  1,300         1,301
   Hazleton, Industrial Development
     Authority, Prep School Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                  1,000         1,000
   Lancaster County, Higher
     Education Authority, Franklin &
     Marshall College Project, RB (A) (B)
     4.330%, 09/08/00                  3,135         3,135
   Lancaster County, Hospital
     Authority, Luthercare Project,
     RB (A) (B)
     4.330%, 09/08/00                  2,500         2,500

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


PENNSYLVANIA TAX FREE FUND
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Lebanon County, Health Facilities
     Authority, United Church of
     Christ Homes Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                 $2,350      $  2,350
   Lebanon County, Health Facilities
     Authority, United Church of
     Christ Project, RB (A) (B) (C)
     4.330%, 09/08/00                  1,500         1,500
   Lebanon County, Industrial
     Development Authority, Alcoa
     Project, Ser 92, RB (A) (B)
     4.400%, 09/08/00                  2,020         2,020
   Lehigh County, General Purpose
     Authority, Lehigh Valley Health
     Project, Ser B, RB, MBIA (A) (B)
     4.250%, 09/01/00                  1,000         1,000
   Lehigh County, Industrial
     Development Authority, Pollution
     Control, Allegheny Electric
     Project, RB (A) (B) (C)
     4.350%, 09/08/00                    100           100
   Lehigh County, Water & Sewer
     Authority, Ser B, RB, FGIC (A) (B)
     4.250%, 09/08/00                    215           215
   Lehigh County, Water Authority,
     RB, FGIC (A) (B)
     4.250%, 09/08/00                    485           485
   Lycoming County, College
     Authority, Pennsylvania College
     Technology, RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.000%, 11/01/00                    250           256
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B) (C)
     4.350%, 09/08/00                    550           550
   Pennsylvania Hospital & Higher
     Education Facility, Children's
     Hospital Project, RB (A) (B) (C)
     4.300%, 09/08/00                  1,500         1,500
   Pennsylvania State, Higher Education
     Assistance Authority,
     Ser A, RB, FGIC
     6.800%, 12/01/00                  1,050         1,056
   Pennsylvania State, Public School
     Building Authority, Parkland
     School District Project, Ser D,
     RB, FGIC (A) (B)
     4.310%, 09/08/00                  1,540         1,540

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Philadelphia School Project,
     Ser A, RB (A) (B) (C)
     4.400%, 09/08/00                 $1,500      $  1,500
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Temple East Project, Ser B,
     RB (A) (B) (C)
     4.400%, 09/08/00                  2,150         2,150
   Philadelphia, Industrial
     Development Authority, City
     Line Holiday Inn Project,
     Ser 96, RB (A) (B) (C)
     4.300%, 09/08/00                  1,400         1,400
   Philadelphia, Industrial
     Development Authority, Inglis
     House Project, RB (A) (B)
     4.300%, 09/01/00                  1,000         1,000
   Philadelphia, Redevelopment
     Authority, Rivers Edge Project,
     RB (A) (B) (C)
     4.700%, 09/08/00                  1,400         1,400
   Philadelphia, Ser A, TRAN
     5.000%, 06/29/01                  1,500         1,508
   Sayre, Health Care Facility
     Authority, VHR Capital Financing
     Project, Ser I, RB, AMBAC (A) (B)
     4.200%, 09/08/00                  1,500         1,500
   Schuylkill County, Industrial
     Development Authority, Gilberton
     Power Project, RB (A) (B) (C)
     4.300%, 09/08/00                  1,200         1,200
   Schuylkill County, Resource
     Recovery Authority,
     Northeastern Power Project,
     Ser A, RB (A) (B)
     4.300%, 09/08/00                  1,100         1,100
   Washington County, State Leasing
     Authority, Eye & Ear Project,
     Ser B-1, Sub-Ser D, RB (A) (B) (C)
     4.350%, 09/08/00                  2,200         2,200
   Westmoreland County, Industrial
     Development Authority, Kinder
     Care Project, Ser D, RB (A) (B) (C)
     4.700%, 10/01/00                    755           755
   York, General Pooled Finance
     Authority, City of Reading Project,
     Ser 96-A, RB, AMBAC (A) (B)
     4.250%, 09/08/00                    600           600
                                                  --------
                                                    68,708
                                                  --------

--------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
VIRGIN ISLANDS -- 1.7%
   Water & Power Authority, Ser A,
     RB Pre-Refunded @ 102 (D)
     7.400%, 07/01/01                 $1,120       $ 1,165
                                                   -------
Total Municipal Bonds
   (Cost $69,873)                                   69,873
                                                   -------
Total Investments -- 100.4%
   (Cost $69,873)                                   69,873
                                                   -------
Other Assets and Liabilities, Net -- (0.4%)           (298)
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   69,594,758 outstanding shares of
   beneficial interest                              69,595
Accumulated net realized loss on investments           (20)
                                                   -------
 Total Net Assets-- 100.0%                         $69,575
                                                   =======

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                   =======
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 2000.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR PUT DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





--------------------------------------------------------------------------------

INTERMEDIATE-TERM
MUNICIPAL FUND
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
ALABAMA -- 0.9%
   Alabama State, Docks Facility
     Department, RB, MBIA
     6.000%, 10/01/08                 $1,000      $  1,084
   Alabama State, Private Colleges and
     Universities, Tuskegee University
     Project, Ser A, RB
     Callable 09/01/06 @ 102
     5.700%, 09/01/10                    825           856
     5.700%, 09/01/11                    870           898
   Alabama State, Special Care Facilities
     Financing Authority, Charity
     Obligation Group Project,
     Ser A, RB (D)
     5.000%, 11/01/06                  2,700         2,767
   Alabama State, Water Pollution Control
     Authority, Revolving Fund Loan,
     Ser A, RB, AMBAC
     Callable 02/15/08 @ 100
     4.750%, 08/15/08                  1,105         1,102
   Baldwin County, Eastern Shore
     Healthcare Authority, RB, AMBAC
     5.000%, 04/01/06                  1,025         1,029
                                                  --------
                                                     7,736
                                                  --------
ALASKA -- 1.8%
   Alaska State, Housing Finance
     Authority, State Capital Project,
     Ser B-2, RB, MBIA
     5.500%, 06/01/05                  3,600         3,726
   Alaska State, Energy Power
     Authority, Bradley Lake Project,
     Ser 3, RB, FSA
     6.000%, 07/01/12                  3,980         4,328
   Alaska State, Energy Power
     Authority, Bradley Lake Project,
     Ser 4, RB, FSA
     6.000%, 07/01/14                  2,920         3,161
   Anchorage, Electric Utility, Senior
     Lien, RB, MBIA
     8.000%, 12/01/06                  1,775         2,090
     8.000%, 12/01/07                  1,310         1,570
                                                  --------
                                                    14,875
                                                  --------
ARIZONA -- 3.2%
   Apache County, Industrial
     Development Authority, Tuscon
     Electric Power, Ser 83-A, RB
     (A) (B) (E)                         300           300

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000




INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Glendale, Water & Sewer
     Authority, RB, FGIC
     5.750%, 07/01/10                 $4,005      $  4,325
   Maricopa County, Community
     College District, GO
     5.000%, 07/01/07                  5,500         5,631
   Maricopa County, Union High
     School District 210, GO
     5.000%, 07/01/08                  3,745         3,829
   Maricopa County, Unified School
     District, GO
     7.400%, 07/01/10                  1,750         2,109
   Phoenix, Civic Plaza Building
     Authority, Senior Lien, RB
     Callable 07/01/05 @ 101
     5.900%, 07/01/10                  3,215         3,412
   Salt River, Agriculture Improvement
     Authority, Salt River Project,
     Ser B, RB
     7.000%, 01/01/05                  5,000         5,494
   Tempe, GO
     8.000%, 07/01/01                    735           757
   Yuma County, Jail District,
     RB, AMBAC
     6.000%, 07/01/03                  1,025         1,069
                                                  --------
                                                    26,926
                                                  --------
CALIFORNIA -- 10.3%
   ABAG, Finance Authority for
     Non-Profit Episcopal Homes
     Foundation Project, COP
     5.000%, 07/01/07                  1,000           975
   Anaheim, Public Finance Authority,
     Public Improvements Project,
     Ser C, RB, FSA
     6.000%, 09/01/13                  2,325         2,627
   California State, Educational
     Facilities Authority, University
     of Southern California, Ser A, RB
     5.600%, 10/01/05                  1,140         1,218
   California State, GO
     7.000%, 08/01/06                  1,525         1,744
     6.600%, 02/01/09                  1,000         1,162
     5.500%, 10/01/05                  2,000         2,130
     5.500%, 10/01/06                  2,000         2,147
     5.250%, 10/01/09                  2,000         2,145
   California State, GO
     Callable 10/01/02 @ 102
     6.250%, 10/01/19                  9,000         9,562


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   California State, GO
     7.000%, 10/01/10                 $3,500      $  4,226
   California State, GO
     Callable 06/01/06 @ 101
     5.250%, 06/01/12                  2,645         2,754
   California State, GO, AMBAC
     6.300%, 09/01/10                  2,000         2,305
   California State, GO, FGIC
     Callable 12/01/08 @ 101
     4.500%, 12/01/21                  5,000         4,406
   California State, Health Facilities
     Finance Authority, Sisters of
     Providence, RB
     5.500%, 10/01/05                  1,100         1,122
   California State, Housing Finance
     Agency, Home Mortgage,
      Ser A, RB, MBIA
     Callable 08/01/06 @ 102
     5.300%, 08/01/14                    165           165
   California State, Housing Finance
     Agency, Single-Family Mortgage,
     Ser C-4-Cl I, RB, FHA
     Callable 08/01/07 @ 101.5
     5.050%, 02/01/17                  1,960         1,960
   California State, Public Works Board
     Authority, Regents University of
     California Project, Ser A, RB
     5.250%, 12/01/07                  1,000         1,064
   California State, Public Works Board
     Authority, California State
     University Project, Ser A, RB
     5.500%, 10/01/07                  2,000         2,145
   California State, Water Resources,
     Central Valley Project, Ser Q, RB
     6.000%, 12/01/10                  5,150         5,832
   California Statewide, Communities
     Development Authority, Health
     Facilities, San Gabriel Valley,
     Ser A, COP (D)
     6.000%, 09/01/06                  1,000         1,080
   California Statewide, Communities
     Development Authority, Housing
     Authority, Equity Residential
     Project, Ser C, RB
     5.200%, 12/01/29                  2,750         2,757
   California Statewide, Communities
     Development Authority,
     St. Josephs Health System
     Obligation Group, COP
     Callable 07/01/08 @ 101
     5.250%, 07/01/09                  5,170         5,222
38

--------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   California Statewide, Community
     Development Authority,
     St. Josephs Health System, COP, FSA
     5.000%, 07/01/05                 $2,765       $ 2,869
   Compton, Civic Center & Capital
      Improvement Project, Ser A, COP
     5.000%, 09/01/00                  1,000         1,000
   Elk Grove, Unified School District
     Special Tax, Community Facilities
   District 1, GO, AMBAC
     6.500%, 12/01/07                  1,000         1,137
   Intercommunity Hospital Financing
     Authority, COP, ACA Insured
     5.000%, 11/01/04                  2,000         2,035
   Los Angeles County, Capital Asset
     Leasing Corporation, RB, AMBAC
     6.000%, 12/01/06                  1,000         1,100
   Los Angeles, Community
     Redevelopment Agency,
     Central Business
     District Project, Ser I, TA
     5.000%, 11/15/00                    500           500
   Los Angeles, Department of Water
     & Electric Power Plant, RB
     9.000%, 10/15/02                  2,000         2,195
   Los Angeles, Unified School District,
     Multiple Properties Project,
     Ser A, COP, FSA
     5.100%, 10/01/06                  1,050         1,105
   Los Angeles, Unified School District,
     Ser A, GO, FGIC
     6.000%, 07/01/12                  1,880         2,131
   Mojave, Water Agency, Improvement
     District M, Morongo Basin Project,
     GO, FGIC Callable 09/01/06 @ 102
     5.600%, 09/01/12                  1,000         1,071
   Oakland, Health Facilities Authority,
     Children's Hospital Project,
     Ser A, RB Callable 03/06/01 @ 102
     5.000%, 07/01/01                  1,175         1,185
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
     5.800%, 07/01/16                  1,000         1,054
   Orville, Orville Hospital Project,
     Ser A , RB Callable 12/01/05 @ 102
     5.500%, 12/01/06                  1,000         1,055
   Southern California, Metropolitan
     Waterworks Authority, Water
     District, Ser A, RB
     Callable 07/01/08 @ 101
     4.750%, 07/01/22                  4,000         3,620
   St. Tammany Parish of Los Angeles,
     St. Tammany Parish Hospital Project,
     Service District 1, RB, ACA Insured
     5.000%, 07/01/08                    750           735

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
     5.000%, 09/01/08                 $2,980       $ 3,136
   University of California, Board of
     Regents, Ser B, RB
     6.500%, 09/01/02                  1,995         2,080
                                                  --------
                                                    86,756
                                                  --------
COLORADO -- 4.9%
   Arapahoe County, Capital
     Improvement Trust Fund,
     Ser E-470, RB Pre-Refunded
     @ 103 (C)
     7.000%, 08/31/05                  4,000         4,545
   Colorado, Department of
     Transportation, TRAN, AMBAC
     6.000%, 06/15/08                  4,500         4,888
   Colorado, Housing Finance
     Authority, Single Family Housing
     Project, Ser A-3, RB
     Callable 05/01/08 @ 105
     6.500%, 05/01/16                  3,000         3,180
     6.500%, 11/01/29                  1,000         1,065
   Colorado, Housing Finance
     Authority, Single-Family Housing
     Project, Ser A-3, RB
     Callable 05/01/07 @ 105
     7.000%, 11/01/16                  1,495         1,611
   Colorado, Housing Finance
     Authority, Single-Family Housing
     Project, Ser B-3, RB
     Callable 05/01/08 @ 105
     6.550%, 05/01/25                  1,970         2,101
   Colorado, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 11/01/07 @ 102
     4.800%, 11/01/16                    315           314
   Colorado, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 11/01/07 @ 105
     6.750%, 05/01/17                  1,000         1,074
   Colorado, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB, FHA
     Callable 10/01/09 @ 102
     6.750%, 10/01/21                  2,500         2,694
   Colorado, Housing Finance
     Authority, Single-Family Housing
     Project, Ser D-3, RB
     Callable 11/01/08 @ 105
     6.125%, 11/01/23                    985         1,029

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Colorado, Housing Finance Authority,
     Single-Family Housing Project,
     Ser A-3, RB
     Callable 05/01/08 @ 102
     4.600%, 11/01/16                 $  895      $    893
   Colorado, Student Obligation
     Bond Authority, Student Loan
     Project, Ser L, RB
     6.100%, 09/01/02                  1,760         1,815
   Denver City & County, Airport
     Authority, Ser A, RB
     Pre-Refunded @ 102 (C)
     7.250%, 11/15/02                  3,590         3,868
   Colorado State, Health Facilities
     Authority, Catholic Health
     Initiatives Project, Ser A, RB
     5.500%, 12/01/06                  1,000         1,017
     5.500%, 12/01/07                  1,000         1,016
   Colorado State, Health Facilities
     Authority, Rocky Mountain
     Adventist Project, RB
     6.250%, 02/01/04                  1,200         1,179
   Highlands Ranch, Metropolitan
     District 3, Ser A, GO, ACA Insured
     5.000%, 12/01/06                  1,975         1,978
   Jefferson County, School District
     Ser R-001, GO, MBIA
     6.500%, 12/15/07                  4,750         5,296
   Larimar County, School District
     Ser R-1, GO
     5.500%, 12/15/06                  1,285         1,349
                                                  --------
                                                    40,912
                                                  --------
CONNECTICUT -- 0.5%
   Connecticut State, Housing Finance
     Authority, Housing Mortgage
     Finance Program, Ser B, RB
     Callable 11/15/02 @ 102
     6.150%, 11/15/04                  1,000         1,049
   Connecticut State, Housing Finance
     Authority, Housing Mortgage
     Finance Program, Sub-Ser B-1, RB
     Callable 05/15/05 @ 102
     6.000%, 05/15/11                  2,045         2,150
   Connecticut State,  Pollution Control
     Development Authority,
     Frito-Lay/Pepsico Project, RB
     Callable 10/06/00 @ 100
     6.375%, 07/01/04                    560           565
   Mashantucket, Western Pequot
     Tribe Project, Ser A, RB (D)
     6.250%, 09/01/03                    490           516
                                                  --------
                                                     4,280
                                                  --------

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.4%
   District of Columbia, Convention
     Center Authority, Senior Lien
     Project, RB, AMBAC
     Callable 10/01/08 @ 101
     5.250%, 10/01/12                 $3,000      $  3,045
   District of Columbia, Hospital
     Authority, Washington Hospital
     Center, Ser A, RB, MBIA
     Pre-Refunded @ 102 (C)
     7.000%, 08/15/02                  1,200         1,242
   District of Columbia, Ser A-1,
     GO, MBIA
     6.500%, 06/01/09                  2,000         2,227
   District of Columbia, Ser B,
     GO, MBIA
     6.000%, 06/01/11                  4,750         5,148
                                                  --------
                                                    11,662
                                                  --------
FLORIDA-- 2.6%
   Dade County, Ser CC, GO, AMBAC
     7.125%, 10/01/08                  1,470         1,733
     6.900%, 10/01/04                  1,125         1,228
     6.900%, 10/01/05                  1,025         1,134
   Dade County, Ser DD, GO, AMBAC
     7.600%, 10/01/05                  1,070         1,217
   Florida State, Housing Finance
     Authority, Capital Appreciation,
     Single-Family Mortgage,
     Zero Coupon, RB
     0.000%, 07/15/16                    140            22
   Florida, Housing Finance Authority,
     Homeowner Management Project,
     Ser 1, RB Callable 07/01/10 @ 100
     5.750%, 01/01/17                  2,000         2,010
   Hillsborough County, Educational
     Facilities Authority, University of
     Tampa Project, RB
     Callable 04/01/08 @ 102
     5.750%, 04/01/18                  2,600         2,671
   Hillsborough County, Utility
     Authority, RB, MBIA
     Callable 08/23/99 @ 100 (D)
     9.750%, 12/01/03                  1,425         1,566
   Key West, Utility Board Electric
     Authority, RB, AMBAC
     6.000%, 10/01/11                  5,990         6,596
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
     6.000%, 10/01/08                  3,300         3,589
                                                  --------
                                                    21,766
                                                  --------

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
GEORGIA -- 1.8%
   College Park, Business & Industrial
     Development Authority, Civic
     Center Project, Ser A, RB, FSA
     5.800%, 09/01/05                 $1,165      $  1,236
     5.200%, 09/01/04                  1,105         1,137
   Georgia State, Municipal Electric
     Power Authority,
     Ser DD, RB, AMBAC
     7.000%, 01/01/08                  4,500         5,169
   Georgia State, Ser C, GO
     6.500%, 04/01/09                  3,300         3,733
   Gwinette County, School District
     Authority, GO
     Callable 02/01/01 @102
     9.500%, 02/01/02                  1,000         1,039
   Savannah, Hospital Authority,
     St. Josephs/Candler Health
     Systems Project, Ser B, RB, FSA
     Callable 01/01/09 @ 101
     5.250%, 07/01/09                  2,625         2,697
                                                  --------
                                                    15,011
                                                  --------
HAWAII -- 1.1%
   Hawaii State, GO, FSA
     6.000%, 11/01/08                  7,000         7,612
   Hawaii State, Housing Finance &
     Development Authority,
     Single-Family Housing Project,
     Ser B, RB Callable 07/01/01 @ 102
     6.900%, 07/01/16                  1,895         1,956
                                                  --------
                                                     9,568
                                                  --------
ILLINOIS-- 4.9%
   Chicago, Board of Education, GO,
     MBIA Pre-Refunded @ 102 (C)
     6.000%, 12/01/06                  1,550         1,695
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital Improvements,
     RB
     7.000%, 12/01/07                  3,150         3,591
   Chicago, Water Reclamation District
     of Greater Chicago, Capital
     Improvement Bonds, RB
     6.900%, 01/01/07                  3,500         3,881
   Cook County, Capital Improvement
     Project, GO, FGIC
     6.000%, 11/15/06                  2,920         3,124
   Cook County, Community College
     District, Ser C, COP, MBIA
     7.700%, 12/01/05                  3,970         4,516
   Cook County, GO, MBIA
     7.250%, 11/01/07                  2,000         2,292

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Illinois State, Toll Highway
     Authority, Ser A, RB
     6.300%, 01/01/11                 $1,500      $  1,663
   Illinois State, Development Finance
     Authority, Community Rehab
     Providers, Ser A, RB
     5.600%, 07/01/05                  2,235         2,193
   Illinois State, Educational Facility
     Authority, Northwestern
     University Project, RB
     5.150%, 11/01/12                  2,000         2,032
   Illinois State, Health Facilities Authority,
     Centegra Health Systems Project, RB
     5.500%, 09/01/06                  2,375         2,357
   Illinois State, Health Facilities Authority,
     Condell Medical Center Project, RB
     6.000%, 05/15/10                  1,250         1,267
   Illinois State, Health Facilities Authority,
     Edgewater Medical Center Project,
     Ser A, RB (E)
     4.700%, 07/01/31                  3,900         3,880
   Illinois State, Health Facilities Authority,
     Galesburg Cottage Hospital
     Project, RB Callable 05/01/02 @ 102
     6.250%, 05/01/11                  2,590         2,681
   Illinois State, Health Facilities Authority,
     RB, MBIA Callable 09/25/00 @ 100
     7.900%, 08/15/03                    350           351
   Illinois State, Health Facilities Authority,
     Ser B, RB (A) (B)
     4.200%, 09/08/00                  1,000         1,000
   Illinois State, Hospital Facilities Authority,
     Metropolitan Pier & State
     Exposition Authority, McCormick
     Plaza Convention, RB
     Pre-Refunded @ 102 (C)
     6.250%, 07/01/06                    450           496
   Illinois State, Housing Development
     Authority, Ser A, RB
     Callable 02/01/06 @ 102
     5.650%, 02/01/16                    165           166
   Kane & DeKalb County, Unified
     School District 301, GO, AMBAC
     6.300%, 12/01/04                  2,640         2,812
   McClean County, Public Building
     Commission, Lease Receipts, Law
     & Justice Center, GO
     7.300%, 11/01/02                  1,280         1,354
                                                  --------
                                                    41,351
                                                  --------
INDIANA -- 0.6%
   Indiana State, Board Bank Program,
     Ser F, RB
     7.150%, 08/01/15                  2,500         2,574

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000




INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Indiana State, Housing Finance
     Authority, Ser A, RB, FHA
     6.600%, 07/01/05                 $1,000      $  1,045
   Purdue University, Student Fee
     Project, Ser P, RB
     5.000%, 07/01/05                  1,370         1,397
                                                  --------
                                                     5,016
                                                  --------
IOWA -- 0.4%
   Cedar Rapids, GO
     5.000%, 06/01/05                  2,090         2,134
   Eddyville, Pollution Control
     Authority, Cargill
     Project, RB
     5.400%, 10/01/06                  1,000         1,016
                                                  --------
                                                     3,150
                                                  --------
KANSAS -- 0.4%
   Burlington, Pollution Control
     Authority, Kansas Gas & Electric
     Project, RB, MBIA
     Callable 06/01/01 @ 102
     7.000%, 06/01/31                  2,000         2,074
   Shawnee County, Ser A, GO
     5.250%, 09/01/09                  1,000         1,039
                                                  --------
                                                     3,113
                                                  --------
KENTUCKY-- 0.6%
   Kentucky State, Property &
     Buildings Commission Authority,
     Project 55, RB, MBIA
     6.250%, 09/01/07                  2,100         2,302
   Kentucky State, Property &
     Buildings Commission Authority,
     Project 65, RB
     5.750%, 02/01/04                  2,795         2,907
                                                  --------
                                                     5,209
                                                  --------
LOUISIANA -- 1.3%
   Jefferson Parish, Drain Sales Tax,
     RB, AMBAC
     5.000%, 11/01/09                  1,300         1,319
   Jefferson Parish, Hospital Service
     Authority, District 2, RB, FGIC
     Callable 12/01/05 @ 100
     5.250%, 12/01/15                  5,450         5,586
   Louisiana State, Housing Finance
     Authority, Single-Family Housing
     Project, RB Callable 12/01/07 @ 104
     6.650%, 06/01/15                  1,000         1,067
   Louisiana State, Housing Finance
     Authority, Single-Family Housing
     Project, RB, MBIA
     Callable 06/01/06 @ 102
     5.125%, 12/01/10                    365           365

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Louisiana State, Office Facility
     Lease, Ser A, RB, MBIA
     Callable 03/01/02 @ 100
     5.000%, 03/01/09                 $1,510      $  1,514
   Louisiana State, Office Facility
     Lease, Ser B, RB, MBIA
     Callable 03/01/02 @ 100
     5.000%, 03/01/10                  1,330         1,333
                                                  --------
                                                    11,184
                                                  --------
MAINE -- 0.7%
   Maine, Finance Authority, Electric
     Rate Stabilization Project,
     Ser A, RB, FSA
     5.000%, 07/01/05                  1,220         1,243
     5.000%, 07/01/07                  1,975         2,010
   Maine, Health & Higher Educational
     Facilities Authority, GO, MBIA
     5.250%, 07/01/07                  2,270         2,335
                                                  --------
                                                     5,588
                                                  --------
MARYLAND -- 0.2%
   Maryland State, Health & Higher
     Education Facilities Authority, RB
     Pre-Refunded @ 100 (C)
     4.600%, 11/01/26                  1,935         1,950
                                                  --------
MASSACHUSETTS -- 3.6%
   Lowell, GO, FSA Callable
     02/15/01 @ 103
     8.300%, 02/15/05                  1,855         1,939
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB
     5.500%, 03/01/09                  1,230         1,301
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB (E)
     7.000%, 03/01/07                  3,000         3,394
   Massachusetts State, Consolidated
     Loans, Ser A, RB
     Pre-Refunded @ 102 (C)
     7.625%, 11/01/03                  2,000         2,087
   Massachusetts State, Consolidated
     Loans, Ser B, GO, MBIA
     4.750%, 04/01/18                  2,500         2,294
   Massachusetts State, Development
     Finance Agency, Mass Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
     6.000%, 08/01/11                  1,000         1,034

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project, Ser R,
     RB (A) (B)
     4.050%, 09/01/00                 $2,100      $  2,100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A) (B)
     4.000%, 09/08/00                    670           670
   Massachusetts State, Health &
     Educational Facilities Authority,
     Faulkner Hospital, Ser C, RB
     5.500%, 07/01/01                  1,325         1,338
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital,
     Ser B, RB, FSA
     Callable 06/01/07 @ 102
     5.250%, 06/01/11                  1,585         1,615
   Massachusetts State, Health &
     Higher Education Facilities
     Authority, Capital Asset Program,
     Ser B, RB, MBIA
     Callable 08/02/99 @ 100 (A) (B)
     6.875%, 11/15/11                  1,935         2,034
   Massachusetts State, Housing
     Finance Agency, Single-Family
     Housing Project,  Ser 44, RB
     Callable 06/01/05 @ 102
     5.900%, 12/01/13                    940           966
   Massachusetts State, Industrial
     Financing Agency, First Mortgage
     Orchard Cove Project, RB
     (A) (B) (E)
     5.000%, 05/01/26                  1,350         1,352
   Massachusetts State, Ser A, GO
     Callable 02/01/03 @ 102
     5.250%, 02/01/08                  3,550         3,634
   Massachusetts State, Water Resource
     Authority, Ser A, RB, FGIC
     6.125%, 08/01/11                  2,500         2,769
   Massachusetts State, Water Resource
     Authority, Ser B, RB
     Callable 03/01/03 @ 102
     5.250%, 03/01/13                  1,000         1,004
   Springfield, GO, AMBAC
     6.375%, 08/01/04                  1,000         1,070
                                                  --------
                                                    30,601
                                                  --------
MICHIGAN -- 5.0%
   Battle Creek, Downtown
     Development Authority, RB
     Pre-Refunded @ 102 (C)
     7.300%, 05/01/04                  1,195         1,328


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Detroit, City School District,
     Ser B, GO, FGIC
     5.000%, 05/01/06                 $2,500      $  2,550
   Greater Detroit, Resource Recovery
     Authority, Ser A, RB, AMBAC
     6.250%, 12/13/07                  5,000         5,475
     5.500%, 12/13/03                  1,525         1,569
   Jackson County, Hospital Finance
     Authority, Foote Memorial
     Hospital, Ser A, RB, AMBAC
     5.000%, 06/01/06                  1,970         1,992
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser A, RB
     5.250%, 01/15/07                  1,975         1,990
   Michigan State, Building Authority,
     Facilities Program Project,
     Ser I, RB, AMBAC
     6.500%, 10/01/07                  1,000         1,111
     6.000%, 10/01/04                  2,745         2,899
   Michigan State, Building Authority,
     Facilities Program Project,
     Ser II, RB
     6.000%, 10/15/07                  4,000         4,330
   Michigan State, Hospital Finance
     Authority, Ascension Health
     Credit, Ser B, RB
     5.200%, 11/15/33                  7,500         7,547
   Michigan State, Hospital Finance
     Authority, Hospital Charity
     Project, Ser D, RB
     Pre-Refunded @ 100 (C)
     4.800%, 11/01/04                  3,955         3,990
   Michigan State, Housing
     Development Authority, Ser A, RB
     Callable 06/01/02 @ 102 (E)
     6.800%, 12/01/12                  1,000         1,040
   Michigan State, Underground
     Storage Project, Ser I, RB, AMBAC
     Callable 05/01/06 @ 101
     6.000%, 05/01/07                  3,600         3,865
   Western Townships, GO, FSA
     Callable 01/01/02 @ 100
     6.750%, 01/01/15                  2,750         2,826
                                                  --------
                                                    42,512
                                                  --------
MINNESOTA -- 0.6%
   Dakota County, Capital
     Improvements, Ser C, GO
     4.650%, 02/01/08                  3,275         3,275
   Minneapolis, Special School
     District 1 Project, GO (E)
     5.000%, 02/01/06                  2,075         2,122
                                                  --------
                                                     5,397
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000




INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
MISSISSIPPI -- 0.5%
   Mississippi, Hospital Equipment &
     Facility Authority, Rush Medical
     Foundation Project, RB (E)
     5.400%, 01/01/07                 $1,355      $  1,353
   Mississippi, Single-Family Housing
     Authority, Ser A, RB
     Callable 06/01/08 @ 102 (F)
     5.125%, 12/01/17                    620           621
   Mississippi, Single-Family Housing
     Authority, Ser C, RB
     Callable 06/01/07 @ 101 (F)
     5.450%, 06/01/17                  1,000         1,004
   Mississippi, Single-Family Housing
     Authority, Ser D, RB
     Callable 07/01/07 @ 105 (F)
     6.650%, 07/01/12                  1,395         1,517
                                                  --------
                                                     4,495
                                                  --------
MISSOURI -- 0.1%
   Missouri State, Health &
     Educational Facilities Authority,
     Sisters of Mercy Health System,
     Ser 95B, RB (A) (B) (E)
     4.250%, 09/08/00                  1,200         1,200
                                                  --------
NEVADA -- 0.2%
   Clark County, Sanitation District,
     Ser A, GO Pre-Refunded @ 101 (C)
     6.750%, 07/01/02                  1,500         1,575
                                                  --------
NEW HAMPSHIRE -- 0.8%
   New Hampshire, Higher
     Educational & Health Facilities
     Authority, 1st Mortgage River
     Woods Exeter Project, RB
     Pre-Refunded @103 (C)
     9.000%, 03/01/03                  6,205         7,019
                                                  --------
NEW JERSEY -- 3.5%
   Camden County, Improvement
     Authority, Cooper Healthcare
     Redevelopment Project, RB
     5.500%, 02/15/02                  1,000           881
   Camden County, Municipal Utilities
     Sewer Authority, RB, FGIC
     Callable 07/15/06 @ 102
     6.000%, 07/15/07                  2,500         2,703
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB (B)
     6.850%, 12/01/29                  2,000         2,072
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Section 8, Ser One, RB
     6.000%, 11/01/02                  2,225         2,275

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New Jersey State, Transportation
     Trust Funding Authority,
     Transportation Systems, Ser A, RB
     5.750%, 06/15/16                 $4,000      $  4,230
     5.500%, 06/15/09                  3,725         3,939
   New Jersey State, Turnpike
     Authority, Ser C, RB, AMBAC
     6.500%, 01/01/08                  3,500         3,898
     6.000%, 01/01/11                  2,750         3,004
   New Jersey, Economic Development
     Authority, Senior Lien,
     Ser A, RB, MBIA
     7.000%, 07/01/04                  5,000         5,438
   New Jersey, Economic Development
     Authority, The Evergreens Project,
     RB Pre-Refunded @ 102 (C)
     9.250%, 10/01/02                    900           995
                                                  --------
                                                    29,435
                                                  --------
NEW MEXICO -- 1.0%
   Farmington Hospital, San Juan
     Regional Medical Center,
     Ser A, RB, AMBAC
     5.000%, 06/01/05                  1,110         1,121
   New Mexico State, Highway
     Commission Tax, Senior
     Sub Lien, RB
     5.750%, 06/15/09                  5,000         5,369
   New Mexico State, Hospital
     Equipment Loan Council,
     Memorial Medical Center Project, RB
     4.850%, 06/01/08                  1,575         1,443
   New Mexico State, Mortgage Finance
     Authority, Single-Family
     Mortgage, Ser A-1, RB
     Callable 07/01/02 @ 102 (E)
     6.850%, 07/01/10                    130           135
   Santa Fe, Saint Vincent's Hospital
     Project, RB, FGIC
     Pre-Refunded @ 100 (C)
     7.500%, 07/01/02                    485           502
                                                  --------
                                                     8,570
                                                  --------
NEW YORK -- 14.6%
   Long Island, Power Authority,
     Electric Systems Project, RB, MBIA
     5.000%, 04/01/07                  5,475         5,612
   Long Island, Power Authority,
     Electric Systems Project,
   Ser A, RB, AMBAC
     6.000%, 12/01/07                  5,000         5,438

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
  Long Island, Power Authority,
     Electric Systems Project, Sub-
     Ser 8-F, RB, MBIA
     5.000%, 04/01/11                 $2,500      $  2,559
   Long Island, Power Authority,
     Electric Systems Project,
     RB, MBIA
     5.000%, 04/01/08                  5,000         5,119
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser A, RB
     5.000%, 07/01/06                  2,000         2,030
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser O, RB
     5.750%, 07/01/06                  4,150         4,368
   Mortgage Agency Authority,
     Homeowner Mortgage Project,
     Ser 87, RB Callable 09/01/09 @ 100
     5.150%, 04/01/17                  4,515         4,521
   Municipal Assistance Corporation,
     City of New York, Ser M, GO (E)
     5.250%, 07/01/05                  3,750         3,877
   Nassau County, Tobacco Authority
     Asset Backed Project, Ser A, RB
     Callable 07/15/09 @ 101
     5.600%, 07/15/14                  2,835         2,870
     5.500%, 07/15/13                  2,535         2,567
   New York and New Jersey Port
     Authority, Seventy-Second Ser, RB
     Callable 10/01/02 @ 101 (E)
     7.350%, 10/01/27                  4,000         4,225
   New York City, Metropolitan
     Transportation Authority,
     Ser C, RB, FSA
     4.750%, 07/01/16                  3,000         2,760
   New York City, Municipal Assistance,
     Ser H, RB (E)
     6.250%, 07/01/07                  2,300         2,524
   New York City, Municipal Assistance,
     Ser I, RB
     Callable 07/01/07 @ 102 (E)
     6.250%, 07/01/08                  2,000         2,213
   New York City, Ser D, GO,
     FGIC (A) (B)
     3.950%, 09/08/00                  1,900         1,900
   New York City, Transitional Future
     Tax, Ser C, RB
     Callable 05/01/08 @ 101
     4.750%, 05/01/23                  4,325         3,849
   New York State, Dormitory
     Authority, Beth Israel Medical
     Center, Ser A, RB, MBIA
     5.000%, 11/01/07                  1,065         1,086

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New York State, Dormitory
     Authority, Bronx & Lebanon
     Hospital Center Project, Ser E, RB
     5.125%, 02/15/06                 $3,650      $  3,677
   New York State, Dormitory
     Authority, Department of
     Health, RB
     5.500%, 07/01/03                  1,000         1,025
   New York State, Dormitory
     Authority, Hospital and Nursing
     Home Project, Ser A, RB, AMBAC
     5.000%, 08/15/06                  1,315         1,341
   New York State, Dormitory
     Authority, Mental Health Services
     Project, Ser B, RB
     5.000%, 02/15/06                  1,000         1,015
   New York State, Dormitory
     Authority, Mental Health Services
     Project, Ser C, RB
     5.375%, 08/15/08                  1,150         1,192
   New York State, Dormitory
     Authority, Mental Hospital,
     Ser E, RB, AMBAC
     6.000%, 08/15/05                  2,000         2,130
   New York State, Dormitory
     Authority, North Shore University
     Hospital Project, RB, MBIA
     Callable 02/15/08 @ 102
     5.000%, 11/01/08                  1,250         1,273
   New York State, Dormitory
     Authority, Presbyterian Hospital
     Project, RB, AMBAC
     5.500%, 08/01/08                  1,510         1,587
   New York State, Dormitory
     Authority, Presbyterian Hospital
     Project, RB, AMBAC
     Callable 02/01/08 @ 101
     4.400%, 08/01/13                  2,070         2,034
   New York State, Dormitory
     Authority, Sound Shore Project,
     RB, MBIA
     4.350%, 02/01/08                  3,780         3,766
   New York State, Dormitory
     Authority, State University
     Educational Facilities Project,
     Ser B, RB, MBIA
     Pre-Refunded @ 102 (C)
     6.250%, 05/15/04                  5,930         6,412
   New York State, Dormitory
     Authority, State University
     Educational Facilities, Ser A, RB
     5.500%, 05/15/09                  4,400         4,593

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


INTERMEDIATE-TERM MUNICIPAL FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New York State, Dormitory
     Authority, Staten Island
     University Hospital Project,
     RB, AMBAC
     5.250%, 07/01/06                 $2,695      $  2,783
     5.250%, 07/01/07                  1,200         1,241
   New York State, Medical Care
     Facility Finance Agency, Adult
     Day Care, Ser C, RB
     5.350%, 11/15/05                    790           807
   New York State, Medical Care
     Facility Finance Agency,
     Ser C, RB, FHA
     5.200%, 08/15/05                    140           140
   New York State, Medical Care
     Facility Finance Agency, St. Lukes,
     Ser A, RB, FHA
     Callable 08/15/03 @ 102
     5.600%, 08/15/13                  1,905         1,917
   New York State, Ser F, GO, AMBAC
     5.500%, 09/15/08                  9,250         9,793
   New York State, Urban
     Development, Center for
     Individual Innovation
     Project, RB
     6.250%, 01/01/09                  1,325         1,446
   New York State, Urban Development,
     Correctional Facilities Project,
     Ser B, RB (E)
     5.000%, 01/01/06                  6,955         7,051
   New York, Ser B, GO, MBIA (E)
     5.600%, 08/15/06                  4,150         4,383
   New York, Ser I, GO, AMBAC
     Callable 03/15/06 @ 101.5
     5.750%, 03/15/07                  1,000         1,066
   TSASC, Inc., Ser 1, RB
     5.750%, 07/15/15                  2,520         2,558
   TSASC, Inc., Ser 1, RB
     Callable 07/15/09 @ 101
     5.900%, 07/15/17                  2,650         2,670
                                                  --------
                                                   123,418
                                                  --------
NORTH CAROLINA -- 1.2%
   North Carolina, Medical Care
     Community Hospital, Pitt County
     Memorial Hospital, Ser A, RB
     5.000%, 12/01/06                  4,100         4,105
   North Carolina, Municipal Power
     Agency Authority, RB, MBIA
     7.250%, 01/01/07                  2,000         2,260
   North Carolina, Municipal Power
     Agency Authority, Ser A, RB, MBIA
     6.000%, 01/01/07                  3,425         3,669
                                                  --------
                                                    10,034
                                                  --------

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
OHIO -- 2.5%
   Dayton, Special Facilities, Air
     Freight Project, RB
     6.050%, 10/01/09                 $1,000      $  1,011
   Erie County, Hospital
     Improvements Authority,
     Firelands Community Hospital
     Project, RB Callable 01/01/02 @ 102
     6.750%, 01/01/15                  1,110         1,134
   Lucas County, GO
     5.300%, 12/01/05                  2,100         2,171
   Ohio State, Air Quality
     Development Authority, Pollution
     Control, Cleveland Project, RB,
     FGIC Callable 06/01/02 @ 103
     8.000%, 12/01/13                  7,275         7,893
   Ohio State, Building Authority,
     Administration Building Fund,
     Ser A, RB
     5.500%, 10/01/07                  1,700         1,791
   Ohio State, Building Authority,
     Juvenile Corrections Project,
     Ser B, RB Callable 04/01/09 @ 101
     5.000%, 10/01/09                  2,485         2,541
   Ohio State, Building Authority,
     State Administration Building
     Project, Ser A, RB
     5.125%, 10/01/07                  2,305         2,377
   Ohio State, Water Development
     Authority, Pollution Control
     Facilities Project, RB, MBIA
     6.000%, 06/01/05                  1,000         1,060
   Strongsville, City School District,
     GO, MBIA
     5.300%, 12/01/10                  1,050         1,097
                                                  --------
                                                    21,075
                                                  --------
OKLAHOMA -- 0.8%
   Central Oklahoma Transportation
     and Parking Authority, Ser 1973,
     RB Callable 04/27/00 @ 100 (D)
     6.000%, 07/01/03                     85            87
   McAlester, Public Works Authority,
     RB, FSA (D)
     8.100%, 12/01/08                    875         1,077
   Oklahoma State, Capital
     Improvements Authority, Highway
     Capital Improvements Project,
     RB, MBIA
     5.000%, 06/01/06                  3,000         3,071
   Oklahoma State, Industrial
     Development Authority, Integris
     Health, RB, AMBAC
     5.250%, 08/15/06                  1,255         1,293

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Tulsa Port, Industrial Development
     Authority, Cargill Project, RB
     5.350%, 09/01/06                 $1,000       $ 1,013
   Tulsa, Industrial Development
     Authority, St. Johns Medical
     Center, RB Callable 01/01/01
     @ 100 (D)
     6.875%, 01/01/02                    155           158
                                                  --------
                                                     6,699
                                                  --------
OREGON -- 0.4%
   Cow Creek, Band Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
     Callable 07/01/03 @ 103
     5.100%, 07/01/12                  2,000         2,018
   Washington Multnomah & Yamhill
     Counties, Oregon School District
     No. 1J, GO
     5.000%, 06/01/05                  1,495         1,523
                                                  --------
                                                     3,541
                                                  --------
PENNSYLVANIA -- 2.5%
   Allegheny County, Hospital
     Development Authority, UPMC
     Health Systems Project, RB, MBIA
     5.000%, 11/01/06                  2,145         2,166
   Allegheny County, Hospital
     Development Authority, UPMC
     Health Systems Project,
     Ser B, RB, MBIA
     5.250%, 07/01/07                  1,760         1,800
   Delaware County, Health Systems
     Authority, Catholic Health East
     Project, Ser A, RB, AMBAC
     5.500%, 11/15/07                  1,635         1,709
   Easton, Joint School Authority, RB (D)
     5.350%, 04/15/02                     40            40
   Erie County, Ser A, GO, FGIC
     Pre-Refunded @ 100 (C)
     6.600%, 09/01/01                  1,000         1,022
   Montgomery County, Higher
     Education and Health Authority,
     Abington Memorial Hospital
     Project, Ser A, RB, AMBAC
     5.000%, 06/01/08                  1,000         1,011
   Newcastle, Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
     5.500%, 07/01/08                  1,605         1,675
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny/
     Delaware Valley, Ser A, RB, MBIA
     5.500%, 11/15/08                  1,000         1,025

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Facilities Authority,
     UPMC Health Systems Project,
      Ser A, RB, FSA
     5.000%, 08/01/06                 $2,635      $  2,661
   Pennsylvania State, Industrial
     Development Authority, RB,
     AMBAC
     7.000%, 07/01/07                  1,000         1,129
   Pennsylvania, Housing Finance
     Authority, Single-Family Mortgage
     Project, Ser 34A, RB, FHA
     Callable 04/01/02 @ 102
     6.850%, 04/01/16                  1,000         1,031
   Philadelphia, Airport & Marina
     Improvements, Ser A, RB
     6.000%, 06/15/04                  3,000         3,154
   Scranton-Lackawanna, Health &
     Welfare Authority, Hospital
     Community Medical Center
     Project, RB, MBIA
     5.500%, 07/01/07                  2,585         2,695
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (D)
     9.125%, 07/01/10                    295           339
                                                  --------
                                                    21,457
                                                  --------
RHODE ISLAND -- 0.4%
   Rhode Island, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity
     Project, Ser 25A, RB
     Callable 10/01/07 @ 101.5
     4.950%, 10/01/16                  1,800         1,796
   Rhode Island, Housing & Mortgage
     Finance Authority, Rental
     Housing Project, Ser A, RB (E)
     5.050%, 10/01/01                  1,500         1,506
                                                  --------
                                                     3,302
                                                  --------
SOUTH CAROLINA -- 0.9%
   Piedmont, Municipal Power Agency,
     Ser A, RB, FGIC
     6.500%, 01/01/16                  1,570         1,782
   South Carolina State, Housing
     Authority, Homeownership
     Mortgage, Ser A, RB
     Callable 07/01/04 @ 102
     6.375%, 07/01/16                    890           943
   South Carolina State, Public Service
     Authority, Ser B, RB
     Callable 07/01/01 @ 102
     6.700%, 07/01/02                  1,220         1,267

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


INTERMEDIATE-TERM MUNICIPAL FUND--CONCLUDED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   South Carolina, Hospital Facilities
     Authority, Medical University
     Project, RB
     5.625%, 07/01/11                 $2,885      $  2,874
   Spartanburg County, School District
     No. 5, COP, MBIA
     Callable 07/01/05 @ 102
     5.400%, 07/01/08                  1,000         1,031
                                                  --------
                                                     7,897
                                                  --------
SOUTH DAKOTA -- 0.5%
   South Dakota State, Health &
     Educational Facilities Authority,
     RB, MBIA
     6.000%, 07/01/08                  1,025         1,095
   South Dakota State, Housing
     Development Authority,
     Homeownership Mortgage,
     Ser A, RB
     5.500%, 05/01/06                  2,050         2,122
   South Dakota State, Housing
     Development Authority,
     Homeownership Mortgage,
     Ser A, RB Callable 05/01/06 @ 102
     5.500%, 05/01/10                    610           613
                                                  --------
                                                     3,830
                                                  --------
TENNESSEE -- 0.7%
   Chattanooga, Health Education and
     Housing Facilities Board, Catholic
     Health Initiatives Project, Ser A, RB
     5.000%, 12/01/01                  1,000         1,005
   Hendersonville, Industrial
     Development Authority, Ashford
     83 Association Project, RB
     Callable 12/15/06 @ 102
     5.950%, 12/15/08                  1,280         1,266
   Metropolitan Government
     Nashville & Davidson County,
     Health & Education Facilities
     Board, Vanderbilt University
     Project, Ser A, RB
     6.000%, 05/01/07                  1,200         1,293
     5.500%, 05/01/06                    500           523
   Tennessee, Housing Development
     Agency, Mortgage Finance,
     Ser A, RB Callable 07/01/03 @ 102
     5.650%, 01/01/07                  1,590         1,634
                                                  --------
                                                     5,721
                                                  --------
TEXAS -- 12.7%
   Austin, Independent School
     District, GO (E)
     4.750%, 08/01/15                  4,000         3,730
   Austin, Utility System Authority,
     RB, MBIA Pre-Refunded @ 100 (C)
     5.500%, 05/15/05                  5,000         5,213

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Austin, Utility System Authority,
     Ser A, RB, FSA
     5.750%, 11/15/03                 $3,005      $  3,125
   Austin, Utility System Authority,
     Ser A, RB, FSA (D)
     5.750%, 11/15/03                    290           302
   Austin, Utility System Authority,
     Ser B, RB
     7.250%, 11/15/03                     80            87
   Brazos, River Authority, Houston
     Industries Project, Ser C, RB
     Callable 05/01/08 @ 102
     5.125%, 05/01/19                  1,500         1,440
   Brazos, River Authority, Reliant
     Energy Project, Ser B, RB (B)
     5.200%, 12/01/18                  5,000         5,000
   Burleson, Independent School
     District, GO Pre-Refunded
     @ 100 (C) (E)
     6.750%, 08/01/06                  2,000         2,228
   Carrollton, Farmers Branch
     Independent School District,
     GO (E)
     5.750%, 02/15/10                  2,605         2,771
   Cedar Hill, Independent School
     District, RB (E)
     6.450%, 08/15/03                  2,225         2,345
   Cypress-Fairbanks, Independent
     School District, GO (E)
     6.750%, 02/15/08                  1,000         1,126
   Dallas, Civic Center Authority, RB,
     MBIA Callable 08/15/08 @ 101
     4.875%, 08/15/23                  5,000         4,550
   Dallas, GO
     5.000%, 02/15/06                  4,275         4,366
   Deer Park, Independent School
     District, GO (E)
     6.000%, 02/15/06                  1,500         1,599
     6.000%, 02/15/08                  2,000         2,163
     5.875%, 02/15/08                  1,500         1,609
   Donna, Independent School
     District, GO (E)
     5.500%, 02/15/06                  1,180         1,230
     5.250%, 02/15/05                  1,135         1,166
   Fort Worth, Water and Sewer
     Improvement Authority, RB
     5.500%, 02/15/06                  1,080         1,127
     5.000%, 02/15/04                  2,405         2,444
   Harris County, GO (D)
     10.000%, 10/01/00                 1,850         1,857

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project, Ser A, RB
     6.000%, 06/01/09                 $1,825      $  1,941
   Houston, Independent School
     District Authority, Ser A, GO
     Callable 02/15/09 @ 100
     4.750%, 02/15/26                  5,000         4,338
   Houston, Water & Sewer Systems
     Authority, Junior Lien Project,
     Ser A, RB, MBIA Pre-Refunded
     @ 100 (C)
     6.200%, 12/01/05                 11,150        12,042
   Humble, Independent School
     District, GO
     6.500%, 02/15/02                  3,085         3,174
     6.500%, 02/15/03                  2,110         2,208
     6.500%, 02/15/04                  2,380         2,529
     6.500%, 02/15/05                  1,425         1,535
   La Porte, Independent School
     District, GO (E)
     6.000%, 02/15/03                  1,000         1,035
   Matagorda County, Pollution
     Control Authority, Central Power
     and Lighting Project, Ser A, RB (B)
     4.900%, 05/01/30                  5,100         5,106
   McKinney, Independent School
     District, GO (E)
     6.000%, 02/15/05                  2,190         2,316
     6.000%, 02/15/06                  2,000         2,133
   Mission, Independent School
     District, GO (E)
     6.500%, 02/15/03                  1,215         1,271
   Pflugerville, Independent School
     District, GO (E)
     4.500%, 08/15/06                  1,000           995
   San Antonio, Electric & Gas
     Authority, RB Callable
     02/01/02 @ 101
     5.750%, 02/01/11                  6,500         6,622
   Texas State, Department of Housing
     & Community Affairs, Single-Family
     Housing, Ser B-CL2, RB
     Callable 09/01/06 @ 102
     5.550%, 09/01/11                    910           912
   Texas State, Department of Housing
     & Community Affairs, Single-Family
     Housing, Ser E, RB, MBIA
     Callable 09/01/07 @ 102
     5.000%, 03/01/16                    825           826

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Texas State, Public Finance
     Authority, Ser A, RB, AMBAC
     6.000%, 08/01/02                 $1,000      $  1,030
   Texas State, Water Financial
     Assistance A&C, GO
     5.000%, 08/01/05                  2,500         2,556
                                                  --------
                                                   106,022
                                                  --------
UTAH -- 0.8%
   Alpine, School District Authority,
     School Board Project, GO
     Callable 09/15/08 @100
     5.000%, 03/15/13                  2,775         2,744
   Utah State, Associated Municipal
     Power Authority, San Juan
     Project, RB, MBIA Pre-Refunded
     @ 102 (C)
     6.375%, 06/01/04                  2,000         2,165
   Utah State, Board Regents Authority,
     University of Utah Hospital
     Project, RB
     5.250%, 08/01/07                  1,360         1,372
   Utah State, Housing Finance
     Authority, Single-Family
     Mortgage, Issue B, RB, FHA
     Callable 07/01/03 @ 102
     5.125%, 07/01/24                    395           398
                                                  --------
                                                     6,679
                                                  --------
VIRGIN ISLANDS -- 0.3%
   Virgin Islands, Public Finance
     Authority, Federal Lien Notes,
     Ser C, RB
     5.500%, 10/01/06                  2,375         2,405
                                                  --------
VIRGINIA -- 2.2%
   Hampton, Sentara Health System,
     Ser A, RB
     5.375%, 11/01/10                  1,000         1,006
   Kanawha County, Industrial
     Development Authority,
     Topvalco Project, RB
     Callable 11/01/03 @ 102
     7.125%, 11/02/12                  1,160         1,227
   Loudoun County, Industrial
     Development Authority,
     Residential Care Facility, Falcons
     Landing Project, Ser A, RB
     Pre-Refunded @ 103 (C)
     8.750%, 11/01/04                  6,000         7,118
   Peninsula Port Authority, Riverside
     Health Systems Project, RB
     5.000%, 07/01/06                  2,030         2,035

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000




INTERMEDIATE-TERM MUNICIPAL FUND--CONCLUDED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Virginia State, Housing Development
     Authority, Multi-Family Housing,
      Ser H, RB
     5.250%, 05/01/03                 $  685      $    697
   Virginia State, Housing Development
     Authority, Ser A, RB
     Callable 01/01/02 @ 102
     7.100%, 01/01/22                  1,250         1,300
   Virginia State, Housing Development
     Authority, Zero Coupon, RB
     Callable 11/01/01 @ 21.916
     0.000%, 11/01/17                    695           142
   Virginia State, Public Building
     Authority, Ser A, RB
     6.000%, 08/01/10                  4,880         5,362
                                                  --------
                                                    18,887
                                                  --------
WASHINGTON -- 3.8%
   Clark County, Public Utility
     District 001, RB, FGIC
     6.000%, 01/01/04                  2,525         2,639
   Clark County, Public Utility
     District, RB, FGIC
     6.000%, 01/01/07                  5,000         5,338
   Grant County, Public Utility
     District 2, RB
     5.625%, 01/01/07                  2,470         2,594
   King County, Ser D, GO
     5.250%, 12/01/04                  1,000         1,029
   Washington State, Public Power
     Supply Systems Authority, Nuclear
     Project No. 1, Ser A, RB, MBIA
     Callable 07/01/03 @ 102
     5.700%, 07/01/17                  1,000         1,009
   Washington State, Public Power
     Supply Systems Authority, Nuclear
     Project No. 2, Ser A, RB
     6.000%, 07/01/07                  1,450         1,546
     5.000%, 07/01/05                  3,000         3,034
   Washington State, Public Power
     Supply Systems Authority, Ser B, RB
     7.250%, 07/01/09                  2,500         2,872
   Washington State, Ser B, GO
     Callable 01/01/09 @ 100
     5.000%, 01/01/12                  2,170         2,156
   Washington State, Ser B, GO
     Callable 05/01/04 @ 100
     5.750%, 05/01/10                  3,610         3,732

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Washington State, Ser B, RB
     Pre-Refunded @ 100 (C)
     6.700%, 06/01/01                 $1,000      $  1,017
   Washington State, Suburban
     Sanitation District, GO
     Callable 06/01/02 @ 102
     6.200%, 06/01/10                  4,960         5,189
                                                  --------
                                                    32,155
                                                  --------
WISCONSIN -- 1.5%
   Wisconsin, Center District Tax
     Authority, Junior Dedicated
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
     5.700%, 12/15/06                  3,000         3,210
   Wisconsin State, Housing &
     Economic Development
     Authority, Ser 1, RB, FHA
     Callable 07/01/02 @ 102
     6.600%, 09/01/07                  1,300         1,355
   Wisconsin State, Transportation
     Authority, Ser A, RB
     5.000%, 07/01/05                  4,040         4,136
     5.000%, 07/01/06                  3,500         3,588
                                                  --------
                                                    12,289
                                                  --------
Total Municipal Bonds
   (Cost $824,109)                                 832,268
                                                  --------
Total Investments -- 98.7%
   (Cost $824,109)                                 832,268
                                                  --------
Other Assets and Liabilities, Net -- 1.3%           11,129
                                                  --------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 77,859,724 outstanding shares of
   beneficial interest                             838,034
Undistributed net investment income                     45
Accumulated net realized loss
   on investments                                   (2,841)
Net unrealized appreciation on investments           8,159
                                                  --------
 Total Net Assets -- 100.0%                       $843,397
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $10.83
                                                  ========
50

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHA      FEDERAL HOUSING AGENCY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
TRAN     TAX &ALLOCATION ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(D) SECURITY IS ESCROWED TO MATURITY.
(E) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(F) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



PENNSYLVANIA MUNICIPAL BOND FUND

MUNICIPAL BONDS -- 98.6%
PENNSYLVANIA -- 98.6%
   Allegheny County, Higher
     Education Building Authority,
     Thiel College Project, Ser A,
     RB, ACA Insured
     5.400%, 11/15/14                  $ 390      $    386
     5.350%, 11/15/15                    370           370
     5.300%, 11/15/12                    350           349
     5.200%, 11/15/11                    335           329
     5.000%, 11/15/08                    240           241
     5.000%, 11/15/09                    300           300
     4.850%, 11/15/07                    225           225
     4.750%, 11/15/06                    215           214
     4.650%, 11/15/05                    200           199
     4.550%, 11/15/04                    190           189
   Allegheny County, Hospital
     Development Authority, Allegheny
     General Hospital, RB (C)
     6.750%, 05/01/04                    160           166

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Allegheny County, Hospital
     Development Authority,
     Harmarville Rehabilitation
     Center, RB (C)
     6.000%, 10/01/08                 $  440      $    463
   Allegheny County, Hospital
     Development Authority, Health
     Center Project, Ser B, RB, MBIA
     5.000%, 07/01/09                    735           736
   Allegheny County, Hospital
     Development Authority, Magee
     Woman's Hospital Project,
     Ser O, RB (C)
     10.125%, 10/01/02                    75            80
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital, RB (C)
     6.875%, 07/01/09                    720           786
   Allegheny County, Hospital
     Development Authority, North
     Hills Passavant, RB (C)
     6.750%, 07/01/05                    110           115
   Allegheny County, Hospital
     Development Authority, Ohio
     Valley General, RB, MBIA
     5.875%, 04/01/11                    355           362
   Allegheny County, Hospital
     Development Authority, St.
     Margaret Memorial, RB (C)
     6.750%, 07/01/10                  1,280         1,395
   Allegheny County, Industrial
     Development Authority,
     Environmental Improvement
     Project, Ser A, RB
     6.700%, 12/01/20                  2,350         2,394
   Allegheny County, Industrial
     Development Authority, RB
     Mandatory Put 12/01/00 (B)
     5.250%, 12/01/14                     25            25
   Allegheny County, Industrial
     Development Authority, RB, AMT (B)
     6.000%, 10/01/04                    150           150
   Allegheny County, Sanitation
     Authority, RB (C)
     6.800%, 07/01/03                    190           197
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project, RB (C)
     8.000%, 03/01/09                    315           360
   RB Pre-Refunded @ 102 (A)
     7.500%, 07/01/01                    415           431
   Altoona, Area School District
     Authority, GO (C)
     6.500%, 07/01/04                    215           230

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000




PENNSYLVANIA MUNICIPAL BOND FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Altoona, Area School District
     Authority, Blair County, Ser 78,
     RB Pre-Refunded Various
     Dates @ 100 (A)
     6.500%, 01/01/08                 $  575      $    632
   Armstrong, School District, GO,
     MBIA Pre-Refunded @ 100 (A)
     7.750%, 12/01/04                     50            54
   Baldwin, Whitehall School
     Building, RB (C)
     6.625%, 11/15/02                     40            41
   Baldwin, Whitehall School District,
     RB Partially Pre-Refunded @ 100
     (A) Balance ETM
     6.699%, 11/15/07                    215           242
   Bensalem Township, Water & Sewer
     Authority, RB (C)
     6.750%, 12/01/14                    255           276
   Berks County, Industrial
     Development Authority,
     Construction Fasteners Project,
     RB, AMT (B)
     5.400%, 12/01/03                     25            25
   Berks County, Redevelopment
     Multi-Family Housing Authority,
     Woodgate Associates Project,
     Ser A, RB, FNMA (D)
     4.700%, 01/01/09                    180           178
   Blair County, Hospital Authority,
     RB (C)
     6.900%, 07/01/08                  1,320         1,431
   Blairsville-Saltsburg, School District,
     GO, AMBAC (C)
     9.000%, 05/15/03                     35            38
   Borough of Tarentum, Electric
     Authority, Ser A, RB, Asset
     Guaranty Pre-Refunded @ 100 (A)
     5.500%, 09/01/08                    645           664
   Bucks County, Industrial
     Development Authority, RB (C)
     8.750%, 09/01/04                    180           193
   Bucks County, Redevelopment
     Authority, Warminster Heights,
     Section 8, RB, FHA
     6.250%, 08/01/02                    135           137
   Bucks County, Water & Sewer
     Authority, RB (C)
     6.375%, 12/01/08                     25            27
   Butler Area, Sewer Authority,
     RB Pre-Refunded @ 100 (A)
     7.250%, 07/01/12                    500           531
   Butler County, Industrial
     Development Authority, RB (B)
     4.900%, 11/01/03                    700           697

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Cambria County, Hospital
     Authority, Conemaugh Valley
     Memorial Hospital, RB (C)
     7.625%, 09/01/11                 $  274      $    315
   Chartiers Valley, Joint School
     District, RB (C)
     6.150%, 03/01/07                     45            48
   Chester County, Health &
     Educational Facilities Authority,
     Immaculata College Project, RB
     Callable 10/15/03 @ 100
     5.250%, 10/15/10                    345           340
   Chester County, Hospital Authority,
     Memorial Hospital, RB
     Callable 09/25/00 @ 100 (C)
     5.850%, 02/01/03                     50            52
     5.500%, 02/01/03                     90            91
   Creswell Heights, Joint Water
     Authority, RB (C)
     7.375%, 03/01/07                     75            82
   Cumberland Valley, Joint School
     District, RB, MBIA (C)
     6.500%, 11/15/07                     25            28
     6.400%, 11/15/01                     20            20
   Dauphin County, General Authority,
     Phoenixville Hospital Project,
     Ser A, RB, FGIC
     5.900%, 07/01/05                    845           897
   Dauphin County, General Authority,
     RB Mandatory Put 06/03/02 @ 100
     6.600%, 06/01/26                     50            53
   Dauphin County, General Authority,
     Sub-Ser RRR, RB, AMBAC
     Mandatory Put 06/01/06 @ 100
     4.600%, 06/01/26                    550           543
   Dauphin County, General School
     Authority, Penncrest School Project,
     RB Mandatory Put 06/02/03 @ 100
     6.600%, 06/02/26                    915           946
   Dauphin County, General School
     Authority, RB Mandatory Put
     06/01/04 @ 100
     6.700%, 06/01/26                  1,220         1,263
   Dauphin County, General School
     Authority, RB, AMBAC Mandatory
     Put 06/01/10 @ 100
     4.700%, 06/01/26                    460           460
   Dauphin County, General School
     Authority, RB, AMBAC Mandatory
     Put 06/01/12 @ 100
     4.900%, 06/01/26                    330           330
   Delaware County, Elwyn Project,
     RB, (B)
     6.000%, 06/01/11                  3,250         3,477

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


PENNSYLVANIA TAX FREE FUND
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Delaware County, Hospital
     Authority, Crozer-Chester
     Medical Center Project, RB,
     ACAInsured (C)
     4.900%, 12/01/08                 $  550      $    536
     4.850%, 12/01/07                    645           629
   Delaware County, School Authority,
     Haverford School Project, RB
     4.750%, 03/15/12                    495           469
     4.550%, 03/15/10                    495           472
     4.450%, 03/15/09                    475           454
   Delaware County, University
     Authority, Villanova University,
     RB (C)
     9.625%, 08/01/02                    100           105
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges, RB (C)
     6.500%, 01/15/11                    130           141
     6.000%, 01/15/10                    155           164
   Delaware County, School Authority,
     Haverford School Project, RB
     4.650%, 03/15/11                    520           492
   Derry Township, Sanitation Sewer
     Authority, RB (C)
     6.250%, 08/01/12                     50            54
   Dover Township, Sewer Authority,
     RB (C)
     6.250%, 05/01/12                     30            32
   Easton, Area School Authority, GO (C)
     6.250%, 04/15/02                     45            46
   Erie County, Higher Education
     Authority, Mercyhurst College
     Project, RB
     5.700%, 03/15/11                     85            86
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
     6.750%, 07/01/11                  1,165         1,255
     6.250%, 07/01/11                    115           124
   Erie County, Hospital Authority,
     Gannon University Project, RB (C)
     7.375%, 06/01/08                     25            29
   Erie County, Hospital Authority,
     Hamot Medical Center Project,
     RB (C)
     6.900%, 01/01/05                    395           414
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     5.750%, 03/15/13                  3,000         3,004
     5.650%, 03/15/10                    180           182

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB, (B)
     5.450%, 06/15/07                 $  740      $    770
     5.300%, 06/15/05                    350           360
     5.200%, 06/15/04                    100           102
     5.100%, 06/15/03                     65            66
   Franklin Hospital, Special
     Obligation, RB (C)
     7.125%, 10/01/08                    350           384
   Greenwood, School District
     Authority, GO, MBIA (C)
     6.750%, 09/01/08                     35            36
   Hampton Township, Sanitation
     Sewer Authority, RB (C)
     6.500%, 09/01/10                     40            45
   Harrisburg, GO (C)
     7.400%, 06/15/04                    220           234
   Harrisburg, Ser A, GO, MBIA (C)
     9.750%, 04/15/04                    105           117
   Hickory Township, Municipal
     Authority, RB (C)
     6.250%, 02/01/14                    295           315
   Hummelstown, Municipal Authority,
     RB Pre-Refunded @ 100 (A)
     5.700%, 01/01/08                     40            41
   Jefferson County, Municipal Authority,
     RB, MBIA (C)
     7.000%, 12/01/02                     70            72
   Jersey Shore, Area School District,
     GO, MBIA (C)
     9.375%, 03/01/03                    205           222
   Lancaster, Area Sewer Authority, RB (C)
     6.750%, 04/01/12                     10            11
     6.000%, 04/01/12                    185           197
   Lehigh County, General Purpose
     Authority, Kidspeace Obligation
     Group Project, RB, ACA Insured
     5.800%, 11/01/12                  1,265         1,282
     5.700%, 11/01/09                  2,485         2,519
   Lehigh County, General Purpose
     Authority, Muhlenberg Medical
     Center Project, RB (C)
     7.000%, 07/01/04                    110           115
   Lehigh County, General Purpose
     Authority, Saint Lukes Hospital
     Bethlehem Project, RB, AMBAC
     5.300%, 11/15/07                    450           461
   Lower Pottsgrove Township, Sewer
     Authority, RB (C)
     6.250%, 05/01/12                    130           139

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000



PENNSYLVANIA MUNICIPAL
BOND FUND--CONCLUDED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Luzerne County, GO, FGIC
     Pre-Refunded @ 100 (A)
     6.800%, 09/15/02                 $  130      $    133
   Manheim Township, School District
     Authority, Ser 1978, RB
     Pre-Refunded @ 100 (A)
     6.625%, 12/01/05                     50            52
   McCandless Township, Sanitation
     Authority, RB (C)
     6,750% 11/15/05                     450           482
     6.500%, 09/01/05                    100           105
   Monroeville, Water Authority, RB (C)
     7.250%, 12/01/08                     95           105
   Montgomery County, GO (C)
     9.000%, 08/15/04                     65            70
   Montgomery County, Higher
     Education Authority, Pottstown
     Healthcare Project, RB, FSA
     5.500%, 01/01/08                  1,110         1,156
   Montgomery County, Industrial
     Development Authority,
     Commercial Development, BMHR
     Associates Project, RB (B)
     7.125%, 11/15/07                     50            52
   Montgomery County, Industrial
     Development Authority, Health
     Facilities, Ecri Project, RB
     6.850%, 06/01/13                  2,115         2,147
   Mount Lebanon, Hospital Authority,
     RB (C)
     7.000%, 07/01/06                    621           664
   New Brighton, Area School Authority,
     RB, MBIA (C)
     5.850%, 11/15/02                     10            10
   New Castle, Area Hospital Authority,
     Jameson Memorial Hospital Project,
     RB, Asset Guaranty
     5.250%, 09/01/02                     45            45
   New Castle, Hospital Authority,
     Jameson Memorial Hospital Project,
     RB, MBIA
     6.000%, 07/01/10                    315           341
     5.500%, 07/01/09                    800           837
   Northampton County, Industrial
     Development Authority, Citizens
     Utility Project, RB
     6.950%, 08/01/15                  1,880         1,936
   Northampton County, Industrial
     Development Authority,
     Moravian Hall Square Project,
     Ser A, RB, Asset Guaranty
     5.350%, 07/01/10                    100           102


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Asset Guaranty
     5.350%, 07/01/10                 $1,370      $  1,394
   Northampton, Bucks County,
     Municipal Water Authority, RB (C)
     6.750%, 11/01/13                     50            54
   Northeast Allegheny County, RB (C)
     6.000%, 05/01/02                     15            15
   Northeastern, Hospital Authority,
     RB (C)
     7.000%, 06/01/06                    370           395
     6.375%, 09/15/07                    260           262
   Northgate, School Building Authority,
     RB, MBIA (C)
     6.375%, 02/15/07                     95           104
   Pennsylvania State, Financing
     Authority, Municipal Capital
     Improvements Program, RB
     6.600%, 11/01/09                  2,870         3,053
   Pennsylvania State, Higher Education
     Assistance Agency, Ser A,
     RB, AMBAC, AMT
     7.050%, 10/01/16                  3,500         3,645
   Pennsylvania State, Higher
     Education Authority, Ser 1995,
     RB, Asset Guaranty
     5.150%, 09/15/06                    345           350
     4.850%, 09/15/03                    250           251
   Pennsylvania State, Higher
     Education Facilities Authority,
     Allegheny General Hospital Project,
     Ser A, RB, MBIA Pre-Refunded
     @ 100 (A)
     7.000%, 09/01/03                     65            68
   Pennsylvania State, Higher Education
     Facilities Authority, College &
     University, Ser 10, RB (C)
     6.900%, 07/01/07                    100           108
   Pennsylvania State, Higher Education
     Facilities Authority, College of
     Textiles & Science, RB
     5.450%, 02/01/07                    200           202
   Pennsylvania State, Higher Education
     Facilities Authority, College of
     Textiles & Science, Ser 1996, RB
     6.600%, 04/01/09                    340           360
     6.550%, 04/01/08                    320           339
     6.450%, 04/01/07                    295           312
     6.350%, 04/01/06                    285           302
     6.250%, 04/01/05                    265           278
54

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Facilities Authority,
     Drexel University Project,
     RB, MBIA (C)
     10.250%, 05/01/03                $  125      $    138
   Pennsylvania State, Higher
     Education Facilities Authority,
     Health Services, Allegheny
     Delaware Valley Obligation,
     Ser A, RB, MBIA
     5.600%, 11/15/09                    250           257
     5.600%, 11/15/10                  3,595         3,644
   Pennsylvania State, Higher
     Education Facilities Authority,
     State System of Higher Education,
     Ser P, RB, AMBAC
     5.250%, 12/15/14                  2,600         2,606
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of the Arts, Ser 1997,
     RB, Asset Guaranty
     5.300%, 03/15/12                    265           265
     5.250%, 03/15/11                    265           265
     5.200%, 03/15/10                    245           246
   Pennsylvania State, Higher
     Education Facilities Authority,
     Ursinus College Project, RB
     5.850%, 01/01/17                  1,480         1,465
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia University Project,
     RB, Asset Guaranty
     5.750%, 06/01/15                    660           676
   Pennsylvania State, Higher
     Education, Health Facilities
     Authority, Allegheny Delaware
     Valley Obligation Project, Ser C,
     RB, MBIA
     5.875%, 11/15/18                  3,200         3,212
   Pennsylvania State, Higher
     Education, Philadelphia College
     of Textiles & Science, Ser 1996, RB
     6.150%, 04/01/04                    250           260
     6.050%, 04/01/03                    240           247
   Pennsylvania State, Higher
     Education Facilities Authority,
     University Pennsylvania Health
     Project, Ser A, RB, MBIA
     5.375%, 01/01/14                  2,000         2,025
   Pennsylvania State, Housing
     Finance Agency, Single-Family
     Mortgage, Ser 49, RB, AMT
     5.800%, 10/01/07                    205           213

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Pennsylvania, Delco School District
     Authority, GO, FGIC
     4.600%, 02/15/13                 $  100      $     94
     4.300%, 02/15/10                     85            81
   Pennsylvania, Economic
     Development Financing Authority,
     Dr. Gertrude A Barber Center
     Project, RB, Asset Guaranty
     5.625%, 12/01/15                    885           879
     5.200%, 12/01/08                    200           201
   Pennsylvania, Housing Finance
     Agency, RB (C)
     7.750%, 12/01/07                    135           150
   Pennsylvania, Housing Finance
     Agency, Rental Housing, Ser 91,
     RB, FHA/FNMA (D)
     5.450%, 07/01/06                  2,000         2,065
   Pennsylvania, Housing Finance
     Agency, Ser 1991-31A, RB, AMT
     6.800%, 10/01/17                    160           165
   Perkiomen Valley, School District
     Authority, RB, MBIA (C)
     6.500%, 12/01/07                    120           134
   Peters Township, School District
     Authority, Zero Coupon, GO,
     MBIA (C)
     0.000%, 11/15/07                    100            71
   Philadelphia, Gas Works Authority,
     Fourteenth Ser, RB
     6.375%, 07/01/14                  2,140         2,183
   Philadelphia, Gas Works Authority,
     Fourteenth Ser, RB, FSA Partially
     Pre-Refunded @ 102 (A)
     6.250%, 07/01/08                  1,000         1,065
   Philadelphia, Graduate Hospital
     Project, RB (C)
     7.000%, 07/01/10                  1,365         1,512
   Philadelphia, Hospital & Higher
     Education Authority, Presbyterian
     Medical Center, RB (C)
     6.100%, 12/01/03                    410           431
   Philadelphia, Hospital Authority,
     Thomas Jefferson University
     Project, RB (C)
     7.000%, 07/01/08                     85            94
   Philadelphia, Industrial Development
     Authority, Franklin Institute
     Project, RB
     5.100%, 06/15/11                    200           192

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


PENNSYLVANIA MUNICIPAL BOND FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Philadelphia, Redevelopment
     Authority, Home Improvement
     Loan, Ser 1995A, RB, AMT
     6.100%, 12/01/10                 $  585      $    601
     5.650%, 12/01/05                     40            41
     5.550%, 06/01/04                     40            41
     5.400%, 06/01/03                     95            96
     5.400%, 12/01/03                    110           112
     5.250%, 06/01/02                    120           121
     5.250%, 12/01/02                    130           131
     5.100%, 06/01/01                     85            85
     5.100%, 12/01/01                     65            65
   Philadelphia, Redevelopment
     Authority, West Philadelphia
     Project, RB, FNMA (D)
     6.750%, 05/15/04                    450           465
   Philadelphia, School District
     Authority, Ser 91-B, GO, MBIA
     Partially Pre-Refunded @ 101 (A)
     7.000%, 07/01/05                    215           222
   Philadelphia, Water & Sewer
     Authority, Ser 10, RB (C)
     7.350%, 09/01/04                  5,460         5,856
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax Increment
     Center Project, Ser A, TA (B) (C)
     6.000%, 12/01/11                  3,740         3,887
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital
     Project, RB (C)
     6.625%, 10/01/12                     15            16
   Pittsburgh, Public Parking Authority,
     Ser 92-A, RB, FGIC
     5.750%, 12/01/05                    500           521
   Pittsburgh, Stadium Lease Authority,
     RB (C)
     6.500%, 04/01/11                    220           241
   Pittsburgh, Urban Redevelopment
     Authority Center, Triangle Tax
     Increment, Ser A, RB (B)
     6.250%, 03/15/15                  1,895         1,976
     5.750%, 12/01/06                  1,980         2,017
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
     5.150%, 02/01/17                    175           163
     4.700%, 10/01/10                    100            98
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loans, RB, MBIA, FHA
     7.125%, 08/01/04                      5             5

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority, Multi-Family Housing
     Hazlewood Project, Ser A, RB
     5.400%, 01/01/22                 $1,980      $  1,893
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996C, RB, AMT
     5.700%, 10/01/05                    240           248
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
     6.100%, 10/01/10                    330           344
     6.000%, 10/01/09                    310           324
     5.900%, 04/01/08                    285           298
     5.900%, 10/01/08                    290           303
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
     5.750%, 10/01/10                     50            51
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     6.700%, 04/01/10                     10            10
     5.700%, 10/01/11                    105           107
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
     5.750%, 03/15/06                  1,000         1,017
   Pittsburgh, Water and Sewer
     Authority, RB, FGIC (C)
     7.625%, 09/01/04                    315           343
   Potter County, Hospital Authority,
     Charles Cole Memorial, RB,
     Asset Guaranty
     5.500%, 08/01/06                    160           164
     5.400%, 08/01/05                    320           328
     5.300%, 08/01/04                    325           330
     5.200%, 08/01/03                    245           248
   Pottsville, Hospital Authority,
     Daughters of Charity Project, RB
     5.000%, 08/15/12                  1,260         1,249
   Pottsville, Hospital Authority,
     Hospital & Warner Clinic, RB
     6.400%, 07/01/03                    730           766
   Quakertown, Hospital Authority,
     Community Hospital, RB (C)
     7.125%, 01/01/11                    130           145
   Radnor Township, School Authority,
     Ser A, RB (C)
     9.000%, 10/15/03                     35            38
   Ridley Park, Hospital Authority,
     Taylor Hospital Project, Ser A, RB (C)
     6.000%, 12/01/05                     90            93
   Robinson Township, Water
     Authority, RB (C)
     5.625%, 05/01/06                     31            33
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Hospital, RB
     6.000%, 07/01/09                 $  940      $    866
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB (C)
     6.625%, 07/01/09                    805           870
   Shaler, School District Authority, RB (C)
     6.250%, 04/15/08                    130           138
   Somerset County, Hospital
     Authority, Somerset Community
     Hospital Project, Ser B, RB,
     Asset Guaranty
     5.300%, 03/01/11                    500           505
   South Fayette Township, Sanitation
     Authority, RB (C)
     6.375%, 11/01/12                    175           189
   Southeastern, Greene School
     District, GO (C)
     9.375%, 07/01/03                    100           107
   Southeastern, Transportation
     Authority, RB
     5.750%, 12/01/04                     60            60
   Steel Valley, School District, GO (C)
     6.250%, 11/01/06                    115           121
   Susquehanna Township, Sewer
     Authority, RB (C)
     6.000%, 11/15/13                     75            75
   Swissvale, Area School District, GO (C)
     6.300%, 12/01/03                     70            74
   Trinity, Area School Building
     Authority, RB (C)
     5.950%, 07/01/03                     55            57
   Uniontown Area, School Authority,
     School Building Revenue, RB
     6.300%, 10/01/07                    200           215
   Upper Allegheny, Joint Sanitation
     Authority, RB, AMBAC (C)
     9.000%, 09/01/00                     45            45
   Upper Allen Township, Sewer
     Authority, RB (C)
     5.750%, 04/01/13                    330           352
   Upper Gwynedd-Towamencin, Sewer
     Authority, RB, MBIA (C)
     5.850%, 10/15/06                    125           130
   Upper Perkiomen, School District
     Authority, GO (C)
     6.000%, 05/01/04                     20            21

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Upper St. Clair Township, School
     Building Authority, RB Pre-
     Refunded @ 100 (A)
     6.625%, 02/15/07                 $  215      $    236
   Washington County, Hospital
     Authority, Canonsburg General
     Hospital Project, RB
     Pre-Refunded @ 102 (A)
     7.350%, 06/01/03                  1,990         2,132
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (C)
     9.125%, 07/01/10                    230           264
   Windber, Area Hospital Authority,
     RB, FHA Pre-Refunded @ 102 (A)
     5.900%, 02/01/10                    115           124
   Wyoming County, Hospital
     Authority, Tyler Memorial, RB (C)
     7.400%, 01/01/05                     65            69
   Wyoming Valley, Sanitation
     Authority, RB (C)
     5.125%, 07/01/07                     85            86
   York County, Hospital Authority,
     Lutheran Social Services, RB
     5.800%, 04/01/06                    500           497
     5.600%, 04/01/05                    500           496
     5.400%, 04/01/04                    500           496
   York County, Industrial Development
     Authority, York Water Project,
     RB Mandatory Put 06/01/05 @ 100
     6.000%, 06/01/10                  1,255         1,255
   York Township, Water & Sewer
     Authority, RB (C)
     5.900%, 08/01/13                     80            86
                                                  --------
Total Municipal Bonds
   (Cost $118,977)                                 120,202
                                                  --------

CASH EQUIVALENT -- 4.3%
   Vanguard Pennsylvania Tax
     Free Money Market                 5,271         5,271
                                                  --------
Total Cash Equivalent
   (Cost $5,271)                                     5,271
                                                  --------
Total Investments -- 102.9%
   (Cost $124,248)                                 125,473
                                                  --------
Other Assets and Liabilities, Net -- (2.9%)         (3,560)
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000



PENNSYLVANIA MUNICIPAL
BOND FUND--CONCLUDED
------------------------------------------------------------------------------

                                                 VALUE (000)
------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 4,260,513 outstanding shares of
   beneficial interest                            $ 44,161
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 7,500,654 outstanding shares of
   beneficial interest                              77,531
Undistributed net investment income                     19
Accumulated net realized loss on investments        (1,023)
Net unrealized appreciation on investments           1,225
                                                  --------
 Total Net Assets -- 100.0%                       $121,913
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $10.37
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B            $10.36
                                                  ========
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
AMT      ALTERNATIVE MINIMUM TAX
ETM      ESCROWED TO MATURITY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHA      FEDERAL HOUSING ADMINISTRATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(C) SECURITY IS ESCROWED TO MATURITY.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL
BOND FUND
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
MASSACHUSETTS -- 94.3%
   Amherst-Pelham, Regional School
     District, GO, AMBAC
     Callable 05/15/08 @ 101
     5.125%, 05/15/18                 $1,000      $    970
   Barnstable, GO
     Callable 02/15/10 @ 101
     5.750%, 02/15/17                    250           259
   Boston, Ser A, GO, FGIC
     Callable 01/01/08 @100
     4.500%, 01/01/18                    500           446
   Holden, Municipal Purpose Loan,
     GO, FGIC
     7.500%, 03/01/02                    850           888
     7.500%, 03/01/03                    330           354
   Holyoke, Ser B, GO, FSA
     5.500%, 06/15/03                     40            41
   Lawrence, GO
     4.875%, 09/15/01                    250           251
   Lowell, GO, AMBAC
     6.000%, 12/15/05                    150           161
   Lynn, Water & Sewer Commission,
     Ser A, RB, FSA
     5.875%, 12/01/06                     40            43
   Malden, GO, MBIA
     Callable 08/01/07 @ 101
     5.000%, 08/01/10                     45            46
   Marlborough, GO, FGIC
     6.750%, 06/15/07                    250           281
   Mashpee, GO, MBIA
     6.250%, 02/01/07                    155           169
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     6.250%, 03/01/04                     70            74
     5.875%, 03/01/15                    185           198
     5.400%, 03/01/07                     45            47
     5.000%, 03/01/02                    175           177
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
     7.000%, 03/01/21                    500           591
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser C, RB
     5.250%, 03/01/06                  1,000         1,034
   Massachusetts Bay, Transportation
     Authority, General Transportation
   System Project, Ser C, RB, FGIC
     5.750%, 03/01/10                    655           706

--------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Massachusetts Bay, Transportation
     Authority, Ser B, RB
     Pre-Refunded @ 102 (C)
     7.875%, 03/01/01                 $  600      $    622
     7.800%, 03/01/01                    300           311
   Massachusetts State, College
     Building Authority Project,
     Senior Ser A, RB
     7.500%, 05/01/06                    175           200
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research, Ser C, RB
     Callable 08/01/10 @ 101
     6.000%, 08/01/11                    210           217
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy Project, Ser B, RB
     5.875%, 07/01/07                    295           301
   Massachusetts State, Development
     Finance Agency, May Institute
     Issue, RB
     5.500%, 09/01/08                    300           312
   Massachusetts State, Development
     Finance Agency, Northern
     Berkshire Community Project,
     Ser A, RB, ACA Insured
     5.750%, 08/15/08                    200           206
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Callable 10/01/08 @ 102
     6.000%, 10/01/13                    200           188
   Massachusetts State, Health &
     Educational Facilities Authority,
     Amherst College, Ser G, RB
     6.000%, 11/01/06                    200           215
   Massachusetts State, Health &
     Educational Facilities Authority,
     Bentley College Project,
     Ser J, RB, MBIA
     4.500%, 07/01/06                    100            99
   Massachusetts State, Health &
     Educational Facilities Authority,
     Cape Cod Healthcare Project,
     Ser B, RB
     5.000%, 11/15/07                    200           187
   Massachusetts State, Health &
     Educational Facilities Authority,
     Caregroup Issue Project,
     Ser A, RB, MBIA
     5.000%, 07/01/04                    100           102

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Children's Hospital Project,
     Ser E, RB Callable 10/01/02 @ 102
     6.125%, 10/01/12                 $  150      $    154
   Massachusetts State, Health &
     Educational Facilities Authority,
     Daughters Charity, Carney, Ser D,
     RB Pre-Refunded @ 100 (C)
     6.100%, 07/01/06                    500           541
   Massachusetts State, Health &
     Educational Facilities Authority,
     Eye & Ear Infirmary Project,
     Ser B, RB, ACA Insured
     5.000%, 07/01/05                    195           195
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard Pilgrim Health Project,
     Ser A, RB, FSA
     5.250%, 07/01/06                     40            40
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project,
     RB (A) (B)
     4.050%, 09/01/00                    900           900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Melrose Wakefield Hospital Project,
     Ser B, RB, ETM
     Callable 07/01/02 @ 102
     6.125%, 07/01/04                    130           135
   Massachusetts State, Health &
     Educational Facilities Authority,
     Milford-Whitinsville Regional
     Project, Ser C, RB
     5.000%, 07/15/01                    100            99
     5.000%, 07/15/02                    405           398
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 07/01/06 @ 102
     6.750%, 07/01/09                    200           200
   Massachusetts State, Health &
     Educational Facilities Authority,
     Northeastern University,
     Ser G, RB, MBIA
     5.500%, 10/01/10                    445           470

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000




MASSACHUSETTS MUNICIPAL BOND FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare System,
     Ser B, RB
     5.000%, 07/01/09                 $  400      $    387
   Massachusetts State, Health &
     Educational Facilities Authority,
     Southcoast Health System Project,
     Ser A, RB, MBIA
     5.000%, 07/01/05                    200           203
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Issue, Ser A, RB, ACA Insured
     5.000%, 11/15/08                    100            99
     4.125%, 11/15/01                    165           163
   Massachusetts State, Health &
     Educational Facilities Authority,
     Youville Hospital Project, Ser B, RB,
     FHA Callable 02/15/04 @ 102
     6.125%, 02/15/15                    125           128
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College, Ser G, RB
     3.700%, 09/01/00                    250           250
   Massachusetts State, Housing Finance
     Agency, Housing Project, Ser A, RB,
     AMBAC Callable 04/01/03 @ 102
     5.950%, 10/01/08                    300           312
   Massachusetts State, Housing Finance
     Agency, Residential Development
     Project, Ser E, RB, FNMA
     Callable 11/15/02 @ 102 (D)
     6.250%, 11/15/12                    175           183
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing
     Project, Ser 44, RB
     Callable 06/01/05 @ 102
     5.900%, 12/01/13                    405           416
   Massachusetts State, Industrial
     Finance Agency, Museum of Fine
     Arts Boston Project, RB, MBIA
     5.375%, 01/01/07                     45            47
   Massachusetts State, Industrial
     Finance Agency, Philips Academy
     Issue Project, RB
     Callable 09/01/08 @ 102
     5.375%, 09/01/23                    355           347
   Massachusetts State, Industrial
     Finance Agency, Pollution Control
     Authority, Boston Edison Project,
     Ser A, RB Callable 02/01/04 @ 102
     5.750%, 02/01/14                    175           173

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------

   Massachusetts State, Industrial
     Finance Agency, Restoration
     Recovery Authority, Odgen
     Project, Ser A, RB
     4.800%, 12/01/04                 $  150      $    146
   Massachusetts State, Industrial
     Finance Agency, Springfield
     College Project, RB
     Callable 09/15/03 @ 102
     5.625%, 09/15/10                    100           101
   Massachusetts State, Industrial
     Finance Agency, Suffolk University
     Project, RB, AMBAC
     Callable 07/01/07 @ 102
     5.500%, 07/01/08                    150           158
   Massachusetts State, Industrial
     Finance Agency, Tufts University
     Project, Ser H, RB
     5.000%, 02/15/01                     45            45
   Massachusetts State, Industrial
     Finance Agency, Tufts University
     Project, Ser H, RB, MBIA
     5.500%, 02/15/08                    200           210
   Massachusetts State, Industrial
     Finance Agency, Worcester
     Polytechnic Institute Project, RB,
     MBIA Callable 09/01/07 @ 102
     5.125%, 09/01/12                    370           372
   Massachusetts State, Industrial
     Finance Agency, Worcester
     Polytechnic Institute Project,
     Ser II, RB, MBIA
     Callable 09/01/07 @ 102
     5.100%, 09/01/10                    100           102
   Massachusetts State, Port Authority,
     Ser A, RB
     5.750%, 07/01/11                    175           188
     5.750%, 07/01/12                    750           803
   Massachusetts State, Ser A, GO
     6.250%, 07/01/03                    350           367
     6.000%, 11/01/06                    500           538
     6.000%, 11/01/08                    245           268
     6.000%, 11/01/10                  1,000         1,101
     6.000%, 11/01/11                    150           165
   Massachusetts State, Consolidated
     Loan, Ser A, GO
     Pre-Refunded @ 100 (C)
     6.500%, 06/01/02                     85            89
     6.000%, 06/01/02                    100           103
   Massachusetts State, Ser A, GO, AMBAC
     5.750%, 08/01/09                    150           162
   Massachusetts State, Ser A, GO, FGIC
     5.750%, 08/01/08                    700           753

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Massachusetts State, Ser C, GO, FGIC
     6.000%, 08/01/09                 $  850      $    933
   Massachusetts State, Special
     Obligation, Ser A, RB
     7.000%, 06/01/02                     50            52
   Massachusetts State, Turnpike
     Authority, Ser A, RB ETM
     5.000%, 01/01/13                    500           496
   Massachusetts State, Water Pollution
     Authority, New Bedford Project,
     Ser A, RB ETM
     6.000%, 02/01/05                    300           319
   Massachusetts State, Water Pollution
     Authority, Pool Loan Program,
     Ser 4, RB
     5.000%, 08/01/06                    300           307
   Massachusetts State, Water Pollution
     Authority, Pool Program, Ser 5, RB
     Callable 08/01/09 @ 101
     5.375%, 08/01/11                    200           208
   Massachusetts State, Water Pollution
     Authority, Ser A, RB
     6.000%, 08/01/02                    455           468
     6.000%, 08/01/05                    335           357
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
     6.125%, 08/01/11                    550           609
   Massachusetts State, Water Resources
     Authority, Ser A, RB,
     Pre-Refunded @ 102  (C)
     6.750%, 07/15/02                    500           531
   Massachusetts State, Water Resources
     Authority, Ser B, RB
     Callable 03/01/03 @ 102
     5.250%, 03/01/13                    225           226
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
     6.250%, 12/01/11                    600           673
   Massachusetts State, Water Resources
     Authority, Ser C, RB
     6.000%, 12/01/11                    275           300
     5.200%, 12/01/05                    185           190
   New England, Education Loan
     Marketing, Massachusetts Student
     Loan Project, Ser A, RB
     5.800%, 03/01/02                     25            25
   Norton, GO, FGIC
     Callable 10/01/08 @ 101
     4.750%, 10/01/18                     60            55
   Plymouth County, Correctional
     Facility Project, COP, AMBAC
     5.000%, 04/01/07                    400           408
   Quabbin, Regional School District,
     Ser B, GO, FSA
     4.250%, 06/15/10                    200           189

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Route 3 North, Transport
     Improvement Association,
     RB, MBIA
     5.500%, 06/15/10                 $1,090      $  1,162
   Springfield, Municipal Purpose
     Loan, GO, FSA
     5.000%, 11/15/03                    275           280
     5.000%, 11/15/05                    190           194
   University of Massachusetts,
     Building Authority, Ser B, RB
     6.625%, 05/01/07                    150           167
   Upper Blackstone, Water Pollution
     Authority District, GO, AMBAC
     6.500%, 08/01/04                    410           440
   Worcester, Municipal Purpose Loan,
     Ser A, GO, FSA
     5.500%, 04/01/10                    300           318
   Worchester, GO, MBIA
     5.750%, 08/01/07                     35            37
                                                  --------
                                                    30,151
                                                  --------
PUERTO RICO-- 2.9%
   Puerto Rico Commonwealth, GO,
     MBIA
     5.750%, 07/01/12                    100           110
   Puerto Rico Commonwealth, Public
     Improvement, GO, FSA
     5.500%, 07/01/12                    100           108
   Puerto Rico, Electric Power Authority,
     Ser FF, RB, MBIA
     5.250%, 07/01/14                    255           262
   Puerto Rico, Electric Power Authority,
     Ser R, RB Pre-Refunded @ 101 (C)
     6.250%, 07/01/02                    150           158
   Puerto Rico, Industrial Tourist
     Educational Authority, Medical &
     Environmental Control Facilities,
     Ana G Mendez University System
     Project, RB, Callable 02/01/09 @ 101
     5.000%, 02/01/10                    300           302
                                                  --------
                                                       940
                                                  --------
VIRGIN ISLANDS -- 1.3%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                    400           409
                                                  --------
Total Municipal Bonds
   (Cost $31,236)                                   31,500
                                                  --------
Total Investments -- 98.5%
   (Cost $31,236)                                   31,500
                                                  --------
Other Assets and Liabilities, Net -- 1.5%              464
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000




MASSACHUSETTS MUNICIPAL
BOND FUND--CONCLUDED
------------------------------------------------------------------------------

                                                 VALUE (000)
------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 3,242,971 outstanding shares of
   beneficial interest                            $ 31,828
Undistributed net investment income                      2
Accumulated net realized loss on investments          (130)
Net unrealized appreciation on investments             264
                                                  --------
 Total Net Assets -- 100.0%                       $ 31,964
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $9.86
                                                  ========
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTCIPATION
ETM      ESCROWED TO MATURITY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHA      FEDERAL HOUSING AUTHORITY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GAN      GRANT ANTICIPATION NOTE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS




NEW JERSEY MUNICIPAL
BOND FUND
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.1%
NEW JERSEY -- 88.8%
   Atlantic City, Public Facilities Lease
     Agreement, COP, FGIC
     6.000%, 03/01/13                 $1,000      $  1,084
   Bayonne, BAN
     5.000%, 07/12/01                  3,000         3,017
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC Pre-Refunded
     @ 100 (D)
     5.500%, 06/15/02                  1,000         1,020
   Camden County, Municipal
     Utilities Authority, RB, FGIC
     Callable 07/15/06 @ 102
     6.000%, 07/15/08                  1,625         1,757
   Delaware River, Port Authority of
     Pennsylvania & New Jersey, RB,
     FSA Callable 01/01/2010 @ 100
     5.500%, 01/01/12                  1,300         1,360
   Essex County, Improvement Lease
     Authority, City of Newark Project,
     RB, AMBAC
     4.450%, 04/01/09                    450           442
   Essex County, Improvement Lease
     Authority, City of Newark Project,
     RB, AMBAC Callable
     04/01/09 @ 101
     4.550%, 04/01/10                     65            64
   Essex County, Improvement Lease
     Authority, Correctional Facility
     Project, RB, FGIC
     6.000%, 10/01/10                  1,000         1,097
   Essex County, Ser A-1, GO, FGIC
     5.000%, 11/15/03                  1,090         1,112
   Highland Park, School District,
     GO, MBIA Pre-Refunded @ 102 (D)
     6.550%, 02/15/05                    300           330
   Hopewell Township, General
     Improvement Authority, GO
     4.000%, 09/01/01                     45            45
   Jackson Township, School District,
     GO, FSA
     4.500%, 12/15/00                    500           500
   Jersey City, Ser A, GO, AMBAC
     5.000%, 10/01/02                    500           507
   Lafayette Yard, Community
     Development Authority, Hotel/
     Conference Center Project, RB, MBIA
     5.125%, 04/01/09                    230           237

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Lafayette Yard, Community
     Development Authority, Hotel/
     Conference Center Project, RB,
     MBIA Callable 04/01/10 @ 101
     6.125%, 04/01/16                 $  500      $    538
     5.250%, 04/01/12                    540           556
   Mantua Township, School District
     Authority, GO, MBIA Callable
     03/01/09 @ 100
     5.700%, 03/01/12                    850           901
     5.700%, 03/01/13                    350           368
   Mount Holly, Municipal Utilities
     Sewer Authority, RB, MBIA
     Callable 12/01/09 @ 100
     5.250%, 12/01/10                    635           658
   New Brunswick, GO, MBIA
     3.600%, 07/15/01                     85            84
   New Jersey, Economic Development
     Authority, Department of Human
     Services Project, Ser A, RB
     5.100%, 07/01/05                    380           387
   New Jersey, Economic Development
     Authority, Eldorado Terminal
     Authority Project, Ser A, RB (A) (B)
     4.050%, 09/01/00                    400           400
   New Jersey, Economic Development
     Authority, Harrogate Project,
     Ser A, RB Callable 12/01/07 @ 102
     5.650%, 12/01/08                    200           198
   New Jersey, Economic Development
     Authority, Keswick Pines Project, RB
     Callable 01/01/08 @ 100
     5.600%, 01/01/12                    500           443
   New Jersey, Economic Development
     Authority, Transportation Sublease
     Project, Ser A, RB, FSA
     5.000%, 05/01/08                  1,010         1,033
   New Jersey, Education Facilities
     Authority, Higher Education
     Project, Ser A, RB, AMBAC
     5.125%, 09/01/02                  1,000         1,014
   New Jersey, Educational Facilities
     Authority, Higher Education Trust
     Fund, Ser A, RB, AMBAC
     5.125%, 09/01/06                  3,500         3,605
   New Jersey, Educational Facilities
     Authority, Montclair State College
     Project, Ser E, RB, AMBAC
     Pre-Refunded @ 101 (D)
     6.500%, 07/01/01                  1,000         1,028
   New Jersey, Educational Facilities
     Authority, Seton Hall University
   Project, RB, AMBAC
     5.250%, 07/01/09                  1,050         1,093

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette
     Tomlin Memorial Hospital Project,
     RB Callable 07/01/09 @ 101
     5.250%, 07/01/11                 $  535      $    522
   New Jersey, Healthcare Facilities
     Financing Authority, Trinitas
     Hospital Obligation Project, RB
     6.500%, 07/01/01                    725           727
   New Jersey, Sports & Exposition
     Authority, Ser C, RB, MBIA (A) (B)
     4.150%, 09/08/00                     25            25
   New Jersey State, Economic
     Development Authority, Arbor
     Glen Project, Ser A, RB,
     Pre-Refunded @ 102 (D)
     8.750%, 05/15/06                    870         1,066
   New Jersey State, Economic
     Development Authority,
     Harrogate Project, Ser A, RB
     5.550%, 12/01/07                    400           394
   New Jersey State, Economic Pollution
     Control Authority,  Exxon Project,
     RB (A) (B)
     3.450%, 09/01/00                    100           100
   New Jersey State, Educational
     Facilities Authority, Capital
     Improvement Fund, Ser A, RB
     5.000%, 09/01/05                  2,185         2,234
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Facilities Project,
     Ser A, RB, AMBAC
     5.125%, 09/01/03                    500           510
   New Jersey State, Educational
     Facilities Authority, Seton Hall
     University Project, Ser A, RB, FGIC
     6.100%, 07/01/01                     40            41
   New Jersey State, GO
     6.500%, 07/15/04                  3,000         3,217
   New Jersey State, GO
     Pre-Refunded @ 101.5 (D)
     6.800%, 09/15/01                    550           572
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Palisades Medical Center Project,
     RB Callable 07/01/09 @ 101
     4.800%, 07/01/10                    615           589
   New Jersey State, Transportation
     Authority, Ser A, COP, AMBAC
     5.000%, 09/15/01                    225           227

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


NEW JERSEY MUNICIPAL BOND FUND--CONCLUDERD
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New Jersey State, Transportation
     Authority, Transportation System
     Project, Ser A, RB
     5.250%, 06/15/07                 $1,000      $  1,038
   New Jersey State, Transportation
     Trust Fund, Transportation
     System Project, Ser A, RB
     5.000%, 06/15/08                  1,140         1,166
   New Jersey State, Transportation
     Trust Fund, Transportation
     System Project, Ser A, RB
     Callable 06/15/08 @ 100
     5.250%, 06/15/11                  2,000         2,048
   New Jersey State, Turnpike
     Authority, Ser A, RB, MBIA
     5.750%, 01/01/10                  1,000         1,074
     5.250%, 01/01/05                  2,000         2,060
   New Jersey State, Turnpike
     Authority, Ser C, RB, MBIA
     6.500%, 01/01/09                  2,000         2,245
   Oakland, GO, FSA
     4.050%, 12/01/00                    225           225
   Port Authority of New York &
     New Jersey, Versatile Structure
     Obligation Project, Ser 2,
     RB (A) (B) (C)
     4.050%, 09/01/00                    400           400
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
     5.300%, 02/15/12                    450           462
   Rahway, COP, MBIA
     Callable 02/15/10 @ 102
     5.400%, 02/15/13                    475           487
   Rahway, COP, MBIA
     Callable 02/15/10 @ 103
     5.500%, 02/15/15                    525           537
   Readington Township, GO
     5.250%, 04/15/03                    125           128
   Trenton, GO, FGIC
     5.100%, 01/01/12                  1,800         1,829
   Union City, Industrial Pollution
     Control Authority, Exxon
     Project, RB (A) (B)
     3.500%, 09/01/00                    500           500
   West Orange, GO,
     Callable 02/15/10 @ 100
     5.450%, 02/15/13                    980         1,007
   Wildwood, GO, FSA
     5.400%, 09/15/01                    575           581
                                                  --------
                                                    50,889
                                                  --------
PUERTO RICO -- 1.9%
   Puerto Rico, Financing Agency
     Authority, Ser B, GO, FSA
     Callable 08/01/09 @ 101
     5.750%, 08/01/12                  1,000         1,084
                                                  --------

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
VIRGIN ISLANDS -- 7.4%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                 $2,000       $ 2,045
     4.200%, 10/01/00                    570           570
   Virgin Islands, Public Finance
     Authority, Sub-Lien Fund Loan
     Notes, Ser D, RB
     5.500%, 10/01/01                  1,600         1,606
                                                   -------
                                                     4,221
                                                   -------
Total Municipal Bonds
   (Cost $55,476)                                   56,194
                                                   -------
Total Investments -- 98.1%
   (Cost $55,476)                                   56,194
                                                   -------
Other Assets and Liabilities, Net -- 1.9%            1,078
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
authorization -- no par value) based
   on 5,758,233 outstanding shares of
   beneficial interest                              56,952
Undistributed net investment income                      1
Accumulated net realized loss on investments          (399)
Net unrealized appreciation on investments             718
                                                   -------
 Total Net Assets -- 100.0%                        $57,272
                                                   =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $9.95
                                                   =======

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%
NEW YORK -- 97.2%
   Albany, Municipal Water Finance
     Authority, Water & Sewer
     Systems Project, Ser A, RB, FGIC
     5.500%, 12/01/09                 $  125      $    132
   Arlington County, Central School
     District Project, Ser B, GO, FGIC
     6.000%, 12/15/02                    250           259
   Erie County, GO, FGIC
     5.000%, 11/01/04                    200           205
   Long Island, Power Authority, New
     York Electric Systems Project,
     Ser A, RB, FSA
     5.500%, 12/01/13                  1,475         1,549
   Long Island, Power Authority, New
     York Electric Systems Project,
     Sub-Ser 8-F, RB, MBIA
     5.000%, 04/01/11                    200           205
   Nassau County, General
     Improvement, Ser Y, GO, FGIC
     5.000%, 03/01/08                    200           204
   Nassau County, Industrial
     Development Authority, Hofstra
     University Project, RB, MBIA
     5.250%, 07/01/08                    100           104
     5.250%, 07/01/10                    475           495
     5.250%, 07/01/12                    130           134
   Nassau County, Ser A, GO, FGIC
     5.500%, 07/01/06                     60            63
   Nassau County, Tobacco Authority,
     New York Asset Backed Project,
     Ser A, RB Callable 07/15/09 @ 101
     5.875%, 07/15/16                    100           102
   New York City, GO Callable
     09/01/00 @ 100 (A) (B) (C)
     4.300%, 09/01/00                    100           100
   New York City, Health and Hospital
     Project, Ser A, RB Callable
     02/15/03 @102
     6.000%, 02/15/05                     45            47
   New York City, Industrial
     Development Authority, Horace
     Mann School Project, RB, MBIA
     Callable 01/01/09 @ 101
     5.000%, 07/01/23                    500           458
   New York City, Metropolitan
     Transportation Authority,
     Commuter Facilities Project,
     Ser C-1, RB, FGIC
     6.000%, 07/01/07                    140           152
   New York City, Municipal Assistance
     Authority, Ser E, RB
     Callable 07/1/06 @ 101
     5.125%, 07/01/07                    500           516


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New York City, Municipal
     Assistance Authority, Ser G, RB
     6.000%, 07/01/05                 $  475      $    506
     6.000%, 07/01/06                    425           457
     6.000%, 07/01/07                    225           244
   New York City, Municipal
     Assistance Authority, Ser J, RB
     6.000%, 07/01/04                    750           791
   New York City, Municipal Assistance
     Authority, Ser N, RB
     5.000%, 07/01/06                    250           256
   New York City, Municipal
     Assistance Authority, Ser O, RB
     5.250%, 07/01/07                    500           520
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     System Project, Ser A, RB
     6.000%, 06/15/09                  1,000         1,094
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     System Project, Ser A, RB, AMBAC
     5.875%, 06/15/13                    750           816
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     System Project, Ser A, RB, FGIC
     6.000%, 06/15/10                  1,000         1,095
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     System Project, Ser C, RB (A) (B) (C)
     4.200%, 09/01/00                    200           200
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     System Project, Ser D, RB
     5.000%, 06/15/08                    200           205
   New York City, Ser A, GO
     5.250%, 08/01/08                    500           514
   New York City, Ser A, GO
     Pre-Refunded @ 101.5 (D)
     7.750%, 08/15/01                    250           262
   New York City, Ser B, FSA, GO
     8.250%, 06/01/07                  1,000         1,209
   New York City, Ser B, GO
     Callable 02/01/02 @ 101.5
     7.500%, 02/01/07                    300           316
   New York City, Ser B, GO
     Pre-Refunded @ 101 (D)
     7.250%, 08/15/04                    125           139
   New York City, Ser C, Sub-Ser C-1,
     GO, FSA Pre-Refunded @ 101.5 (D)
     6.250%, 08/01/02                    105           110
   New York City, Ser C, Sub-Ser C-1,
     GO Pre-Refunded @ 101.5 (D)
     7.500%, 08/01/02                    185           198

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


NEW YORK MUNICIPAL BOND FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New York City, Ser G, GO, MBIA
     5.000%, 08/01/06                 $  375      $    384
   New York City, Ser J, GO, FGIC
     5.250%, 08/01/07                    190           198
   New York City, Ser L, GO, MBIA
     8.000%, 08/01/06                    750           882
   New York City, Sub-Ser E, GO (A) (B) (C)
     4.300%, 09/01/00                    300           300
   New York City, Sub-Ser E2, GO
     Callable 09/01/00 @ 100 (A) (B) (C)
     4.300%, 09/01/00                    100           100
   New York City, Sub-Ser E5,
     GO (A) (B) (C)
     4.300%, 09/01/00                    100           100
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     5.000%, 11/15/07                    325           334
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Callable 08/15/07 @ 101
     5.000%, 08/15/11                    300           302
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 05/15/08 @ 101
     5.000%, 11/15/09                    305           312
     4.750%, 11/15/23                    750           660
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 05/01/09 @ 101
     5.125%, 11/01/10                    300           309
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 05/15/10 @ 101
     6.000%, 11/15/10                    500           550
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
     Callable 05/01/09 @ 101
     5.250%, 05/01/12                    125           128
   New York City, Transportation
     Facilities Authority, Livingston
     Plaza Project, RB, FSA
     5.400%, 01/01/18                    105           106
   New York City, Transportation
     Facilities Authority, Ser A, COP,
     AMBAC
     5.625%, 01/01/10                    435           464
   New York State, Battery Park City,
     Ser A, RB, Callable 11/01/03 @ 102
     5.000%, 11/01/08                     60            61

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New York State, Commander
     General Services Executive
     Department, COP
     5.000%, 02/01/04                 $  300      $    304
   New York State, Dormitory
     Authority, City University
     System, FGIC
     5.750%, 07/01/12                  1,000         1,074
   New York State, Dormitory
     Authority, Culinary Institute of
     America, RB, MBIA
     5.000%, 07/01/06                    545           559
   New York State, Dormitory
     Authority, La Salle 1 Project,
     Ser B, RB, AMBAC
     5.000%, 07/01/06                    130           133
   New York State, Dormitory
     Authority, Mental Health Services
     Facilities Project, RB, AMBAC
     5.250%, 08/15/09                    385           400
   New York State, Dormitory
     Authority, Mental Health Services
     Facilities Project, Ser B, RB
     6.500%, 08/15/08                    250           277
     6.500%, 08/15/09                    400           447
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser D, RB, MBIA
     5.000%, 08/15/05                    150           153
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser G, RB, AMBAC,
     Callable 08/15/08 @ 101
     4.500%, 08/15/18                    275           240
   New York State, Dormitory Authority,
     Montefiore Medical Center
     Project, RB, AMBAC
     5.750%, 08/01/07                    500           532
   New York State, Dormitory Authority,
     Municipal Health Facilities
     Improvement Project, Ser 1, RB, FSA
     5.000%, 01/15/08                    590           600
   New York State, Dormitory Authority,
     New York University Project,
     Ser A, RB, MBIA
     6.000%, 07/01/19                    100           108
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
     5.500%, 02/01/09                    300           313
     5.500%, 08/01/09                    500           522
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC Callable 02/01/08 @ 101
     4.400%, 08/01/13                    440           432

-------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New York State, Dormitory
     Authority, Rochester Institute of
     Technology Project, RB, MBIA
     6.000%, 07/01/07                 $  300      $    325
   New York State, Dormitory
     Authority, Ryan/Clinton
     Community Health Project, RB
     5.400%, 07/01/09                    250           252
   New York State, Dormitory
     Authority, Saint John's University
     Project, RB, MBIA
     Callable 07/01/08 @ 101
     5.000%, 07/01/10                    230           234
   New York State, Dormitory Authority,
     Secondary Hospital Project,
     Ser F, RB, MBIA
     5.125%, 02/15/08                    250           256
   New York State, Dormitory Authority,
     Ser E, RB, AMBAC
     5.250%, 07/01/06                    205           213
   New York State, Dormitory
     Authority, State University Athletic
     Facility Project, RB, MBIA
     Callable 07/01/08 @ 101
     5.250%, 07/01/13                    100           101
   New York State, Energy Research &
     Development Authority,  State
     Electric & Gas Project,  RB (A) (B) (C)
     4.200%, 09/01/00                    100           100
   New York State, Energy Research &
     Development Authority, Pollution
     Control, Electric & Gas
     Project, Ser E, RB, MBIA
     5.900%, 12/01/06                  1,000         1,075
   New York State, Energy Research &
     Development Authority, Pollution
     Control, New York Electric & Gas
     Project, RB  (A) (B) (C)
     4.200%, 09/01/00                    300           300
   New York State, Environmental
     Facilities Authority, Corporate
     Pollution Control Project, RB
     5.750%, 06/15/08                    385           414
     5.750%, 06/15/09                    400           431
   New York State, Environmental
   Facilities Authority, Municipal Water
     Project, RB
     5.750%, 06/15/10                    500           539
   New York State, General Services
   Executive Department Project, COP
     5.000%, 09/01/02                    500           504
   New York State, GO
     6.500%, 03/15/05                    100           108


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New York State, GO
     Callable 07/15/06 @ 101
     5.200%, 07/15/07                 $  100      $    103
   New York State, Highway
     Authority, Ser E, RB
     Callable 01/01/08 @ 101
     5.000%, 01/01/25                    500           458
   New York State, Housing Finance
     Authority, Hospital and Healthcare
     Project, Ser A, RB, MBIA
     Callable 11/01/08 @ 101
     5.000%, 11/01/11                     95            95
   New York State, Industrial
     Development Authority,
     Nightingale-Bamford School
     Project, RB Callable 01/15/03 @ 102
     5.850%, 01/15/20                    765           772
   New York State, Local Government
     Assistance, Ser A, RB, AMBAC
     6.000%, 04/01/06                    150           161
     5.000%, 04/01/04                    325           331
   New York State, Local Government
     Assistance, Ser B, GO
     Pre-Refunded @ 102 (D)
     6.000%, 04/01/02                    150           157
   New York State, Local Government
     Assistance, Ser C, GO
     Pre-Refunded @ 102 (D)
     6.250%, 04/01/02                    500           524
   New York State, Local Government
     Assistance, Ser C, RB
     Pre-Refunded @ 102 (D)
     5.700%, 04/01/02                    150           156
   New York State, Medical Care
     Facility Finance Agency, Mental
     Health Services Facilities Project,
     Ser C, RB, MBIA
     5.250%, 08/15/03                    375           383
   New York State, Metropolitan
     Transportation Authority, New York
     Service Contract, Ser N, RB
     Callable 07/01/02 @ 102
     7.125%, 07/01/09                    250           266
   New York State, Metropolitan
     Transportation Authority, RB, MBIA
     5.750%, 07/01/08                  1,000         1,070
   New York State, Metropolitan
     Transportation Authority,
     Ser A, GO Pre-Refunded @ 101.5 (D)
     6.375%, 07/01/04                    500           542
   New York State, Metropolitan
     Transportation Authority, Ser O, RB
     5.750%, 07/01/13                    325           340

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999


NEW YORK MUNICIPAL BOND FUND--CONCLUDED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 35, RB, FHA
     Callable 03/01/04 @ 102
     5.300%, 10/01/16                 $  460      $    460
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 87, RB
     Callable 09/01/09 @ 100
     5.150%, 04/01/17                    795           796
   New York State, Mortgage Agency,
     26th Ser, RB Callable 07/01/10 @ 100
     5.350%, 10/01/16                    450           454
   New York State, Municipal Assistance,
     Ser M, RB
     5.500%, 07/01/08                    250           264
   New York State, Ser D, GO, AMBAC
     Callable 07/15/08 @ 101
     5.000%, 07/15/12                    150           150
   New York State, Ser D, GO, FGIC
     5.250%, 08/01/06                    100           104
   New York State, Ser F, GO
     5.000%, 09/15/06                    100           102
   New York State, Ser F, GO, AMBAC
     5.500%, 09/15/08                    750           794
   New York State, Thruway Authority,
     Highway and Bridge Transportation
     Project, Ser A, RB, MBIA
     6.250%, 04/01/04                    100           106
   New York State, Thruway Authority,
     Highway and Bridge Transportation
     Project, Ser B, RB, FSA
     Callable 04/01/07 @ 101
     5.000%, 04/01/17                    150           143
   New York State, Thruway Authority,
     Highway and Bridge Transportation
     Project, Ser B, RB, MBIA
     6.000%, 04/01/05                    225           239
   New York State, Thruway Authority,
     Local Highway and Bridge Service
     Contract, RB, MBIA
     6.000%, 04/01/07                    950         1,027
   New York State, Thruway Authority,
     Local Highway and Bridge Service
     Contract, Ser A, RB, AMBAC
     6.000%, 04/01/07                  1,000         1,081
   New York State, Transitional Finance
     Authority, Future Tax Secured,
     Ser B, RB Callable 05/15/10 @ 101
     6.000%, 11/15/11                    750           821
   New York State, Triborough Bridge
     and Tunnel Authority, General
     Purpose Project, Ser Y, RB
     5.800%, 01/01/06                    175           186

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   New York State, Triborough Bridge
     and Tunnel Authority, Ser A, RB,
     MBIA Callable 01/01/09 @ 101
     5.125%, 01/01/14                 $  175      $    174
   New York State, Triborough Bridge
     and Tunnel Authority, Ser X, RB
     6.625%, 01/01/12                    160           183
   New York State, Urban Development
     Authority, Center For Industrial
     Innovation Project, RB
     5.300%, 01/01/04                    405           414
   New York State, Urban Development
     Authority, Community
     Enhancement Facilities Project,
     RB, AMBAC
     5.000%, 04/01/07                    300           308
   New York State, Urban Development
     Authority, Community
     Enhancement Facilities, Ser A, RB
     5.000%, 04/01/05                    250           253
   New York State, Urban Development
     Authority, Correctional Capital
     Facilities, RB, AMBAC
     5.500%, 01/01/09                    200           211
   New York State, Urban Development
     Authority, Correctional Facilities
     Project, Ser 6, RB
     6.000%, 01/01/02                    250           255
   New York State, Urban Development
     Authority, Correctional Facilities
     Services Contract Project,
     Ser B, RB, AMBAC
     5.000%, 01/01/08                    200           205
   New York State, Urban Development
     Authority, State Facilities Project, RB
     6.250%, 04/01/03                    100           104
     6.250%, 04/01/05                    100           106
   New York, Sub-Ser E6,
     GO FGIC (A) (B)
     4.300%, 09/01/00                    100           100
   Oneida County, Public Improvement
     Authority, GO, AMBAC
     Callable 04/15/08 @ 101
     5.000%, 04/15/09                    700           715
   Pelham, Union Free School District, GO
     6.000%, 07/15/05                    125           133
   Steuben County, Public Improvement
     Authority, RB, AMBAC
     5.375%, 05/01/01                    200           202
   Suffolk County, Public Improvement
     Project, Ser A, GO, MBIA
     5.625%, 05/01/08                  1,310         1,402
   Syracuse, Ser B, GO, FSA
     5.000%, 10/01/05                    200           205

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
TSASC, Inc., New York Tfabs, Ser 1,
   RB Callable 07/15/09 @ 101
     6.000%, 07/15/19                  $ 500       $   504
   West Chester County, Dormitory
     Authority, Lease Court
     Facilities Project, RB
     5.000%, 08/01/08                    140           143
   Yonkers, Ser A, GO, AMBAC
     Callable 06/01/09 @ 101
     5.000%, 12/01/10                    390           394
                                                   -------
                                                    47,889
                                                   -------
PUERTO RICO -- 0.8%
   Puerto Rico, Industrial Educational,
     Medical and Environmental
     Control Facilities Authority,
     Ana G. Mendez University
     Systems Project, RB
     5.000%, 02/01/03                    400           406
                                                   -------
VIRGIN ISLANDS -- 0.8%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                    400           409
                                                   -------
Total Municipal Bonds
   (Cost $48,318)                                   48,704
                                                   -------
Total Investments -- 98.8%
   (Cost $48,318)                                   48,704
                                                   -------
Other Assets and Liabilities, Net -- 1.2%              595
                                                   -------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 4,949,273 outstanding shares of
   beneficial interest                              48,887
Undistributed net investment income                      3
Accumulated net realized gain on investments            23
Net unrealized appreciation on investments             386
                                                   -------
 Total Net Assets -- 100.0%                        $49,299
                                                   =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $9.96
                                                   =======

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHA      FEDERAL HOUSING ADMINISTRATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CALIFORNIA MUNICIPAL
BOND FUND

MUNICIPAL BONDS -- 98.9%
CALIFORNIA -- 87.4%
   ABAG, Financial Authority for
     Non-Profit Channing House
     Project, RB
     4.900%, 02/15/09                 $  780      $    787
     4.649%, 02/15/06                    585           589
   ABAG, Financial Authority for
     Non-Profit United Dominion
     Multi-Family Housing
     Project, Ser B, RB
     6.250%, 08/15/30                  2,000         2,117
   ABAG, Financial Authority for
     Non-Profit YMCA San Francisco
     Refinancing Project,
     Ser A, COP, ACA Insured
     4.400%, 10/01/06                    100           100
     4.300%, 10/01/05                    100            99
     4.200%, 10/01/04                    100            99
   Adelanto, Public Utility Authority,
     Utility Systems Project,
     Ser A, RB (C)
     4.450%, 11/01/35                  2,000         2,005
   Alameda County, Santa Rita
     Jail Project, COP, MBIA
     Callable 12/01/03 @ 102
     5.700%, 12/01/14                  1,150         1,202
   Alameda, Public Financing
     Authority, RB
     Callable 03/02/01 @ 102
     4.600%, 09/02/03                    500           501
   Bret Harte, Unified High School
     District Authority, Capital
     Improvements Project, RB, FSA
     4.900%, 11/01/07                  1,250         1,306
     3.900%, 09/01/03                     80            80

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999


CALIFORNIA MUNICIPAL BOND FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Calabasas, Community Facilities
     District 98-1, Special Tax
     5.200%, 09/01/07                 $  150      $    150
     5.100%, 09/01/06                    100           100
     5.000%, 09/01/05                    200           199
   California, Educational Facilities
     Authority, Heald Colleges Project, RB
     4.600%, 02/15/06                    295           295
     4.400%, 02/15/04                    245           244
   California, Educational Facilities
     Authority, Heald Colleges Project,
     RB Callable 02/15/06 @ 102
     4.700%, 02/15/07                    305           305
   California, Educational Facilities
     Authority, Loyola Marymount
     Capital Appreciation Project, Zero
     Coupon, RB, MBIA
     0.000%, 10/01/08                  2,765         1,932
   California, Educational Facilities
     Authority, Pooled Colleges &
     Universities Project, Ser B, RB
     4.600%, 04/01/07                    500           498
     4.500%, 04/01/06                    480           477
     4.300%, 04/01/04                  2,000         1,992
   California, Educational Facilities
     Authority, University of San Diego
     Project, Zero Coupon, RB, AMBAC
     0.000%, 10/01/09                    725           482
   California, Health Facilities,
     Financing Authority, Downey
     Community Hospital Project, RB
     5.100%, 05/15/02                    155           155
   California, Pollution Control Finance
     Authority, Pacific Gas & Electric
     Project, RB (A) (B) (C)
     3.500%, 09/01/00                  2,500         2,500
   California, Resources Efficiency
     Financing Authority, Capital
     Improvement Project, COP, AMBAC
     6.000%, 04/01/09                  1,420         1,594
   California, Statewide Communities
     Development Authority, John
     Muir/Mount Diablo Health
     Project, COP, AMBAC (A) (B)
     3.350%, 09/01/00                  2,500         2,500
   California, Statewide Community
     Development Authority, LA
     Orthopaedic Hospital Foundation
     Project, RB, AMBAC
     5.000%, 06/01/06                  1,085         1,122



------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   California, Statewide Community
     Development Authority, LA
     Orthopaedic Hospital Foundation
     Project, RB, AMBAC
     Callable 06/01/07 @ 102
     5.125%, 06/01/09                 $1,000      $  1,045
   California, Statewide Community
     Development Authority, LA
     Orthopaedic Hospital Foundation
     Project, RB, AMBAC
     Callable 06/01/07 @ 103
     5.125%, 06/01/11                  1,390         1,444
   California, Statewide Communities
     Development Authority, Multi-
     Family Housing Project, RB
     5.200%, 12/01/29                  2,150         2,155
   California State, Department of
     Water Resources, Central Valley
     Water System, Ser 6, RB
     Callable 06/01/03 @ 101.5
     5.650%, 12/01/11                  1,125         1,173
   California State, Department of
     Water, Central Valley Project,
     Ser L, RB Callable 06/01/03
     @ 101.5
     5.750%, 12/01/13                  3,255         3,397
   California State, GO
     5.750%, 10/01/08                  1,035         1,142
   California State, GO, MBIA
     5.500%, 04/01/10                  1,000         1,090
   California State, Public Works Board,
     Department of Corrections State
     Prison Project, Ser E, RB, MBIA
     6.000%, 06/01/10                  1,500         1,691
   California State, University Housing
     System, RB, FGIC
     Callable 11/01/05 @ 102
     5.700%, 11/01/13                  2,655         2,821
   Central Valley, School District
     Financing Authority, Ser A, Zero
     Coupon, RB, MBIA
     0.000%, 02/01/08                    485           349
   Chaffey, Community College
     District, COP
     4.300%, 09/01/06                    295           294
   Coalinga, Public Financing Authority,
     Senior Lien Project, Ser A,
     RB, AMBAC
     5.500%, 09/15/08                    625           679

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Corona-Norco, Unified School
     District, Ser B, Zero Coupon,
     GO, FSA
     0.000%, 09/01/09                 $  950      $    634
     0.000%, 09/01/10                  1,100           696
     0.000%, 09/01/11                    500           297
     0.000%, 09/01/12                  1,005           563
     0.000%, 09/01/13                  1,000           526
   Culver City, Redevelopment
     Financing Authority, Ser A, TA, FSA
     4.500%, 11/01/07                    775           790
   Culver City, Redevelopment
     Financing Authority, Ser B, TA
     4.800%, 11/01/04                    435           430
     4.700%, 11/01/03                    320           318
     4.500%, 11/01/02                    100           100
   Duarte, Ser A, COP
     4.625%, 04/01/07                    150           142
   Duarte, Unified School District,
     Capital Appreciation, Ser B,
     Zero Coupon, GO, FSA
     0.000%, 11/01/09                    740           490
   El Monte, Department of Public
     Social Services Facilities, COP,
     AMBAC
     4.100%, 06/01/08                    500           496
   El Rancho, Unified School District,
     Capital Appreciation Project,
     Ser B, Zero Coupon, GO, FGIC
     0.000%, 08/01/05                    285           230
   El Rancho, Unified School District,
     Ser B, Zero Coupon, GO, FGIC
     0.000%, 08/01/04                    200           169
   Fairfield, Housing Authority,
     Creekside Estates Mobile Project, RB
     5.150%, 09/01/07                    220           215
     5.050%, 09/01/06                    265           259
   Folsom, Community Correctional
     Facility, COP
     5.000%, 10/01/06                  1,000         1,020
   Fontana, Community Facility District,
     Ser A, Special Tax, FSA
     4.800%, 09/01/09                  1,110         1,153
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     5.100%, 10/01/09                    360           367
     4.900%, 10/01/07                  1,345         1,357
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     Callable 10/01/09 @ 101
     5.200%, 10/01/10                  1,615         1,641

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Foothill, Eastern Corridor Agency,
     Toll Road Project, RB
     5.000%, 01/15/05                 $2,000      $  2,023
   Foothill, Eastern Corridor Agency,
     Toll Road Project, RB, MBIA
     4.375%, 01/15/07                  1,520         1,541
   Fresno, Joint Powers Financing
     Authority, Cab's Project, Zero
     Coupon, RB, AMBAC
     0.000%, 09/01/07                    250           183
   Golden West, Schools Financing
     Authority, Capital Appreciation
     Project, Ser A, Zero Coupon,
     GO, MBIA
     0.000%, 02/01/10                    640           415
   Golden West, Schools Financing
     Authority, Refunding Project,
     Ser A, GO, MBIA
     6.450%, 08/01/09                    250           289
   Hanford, Joint Unified School
     District, Ser B, Zero Coupon,
     GO, MBIA
     0.000%, 08/01/09                    720           482
     0.000%, 08/01/10                    730           463
     0.000%, 08/01/11                    725           433
   Hawthorne, School District,
     Ser B, Zero Coupon,
     GO, FGIC
     0.000%, 11/01/09                    500           330
   Intermodal, Container Transfer
     Facility, Joint Power Authority,
     Ser A, RB, AMBAC
     5.000%, 11/01/10                  1,465         1,540
     4.500%, 11/01/06                  1,000         1,020
   Lake Elsinore, Public Financing
     Authority, Local Agency Project,
     Ser G, RB
     5.100%, 09/02/04                    200           203
   Lodi, Electric Systems Authority,
     Ser B, Zero Coupon,
     COP, MBIA
     Callable 01/15/09 @ 90.350
     0.000%, 01/15/11                  1,000           603
   Long Beach, Building Financing
     Authority, Rainbow Harbor
     Refinancing Project, Ser A,
     RB, AMBAC
     4.750%, 05/01/08                  1,140         1,180
   Los Angeles County, Schools Pooled
     Financing Program, Ser A, COP
     5.100%, 09/01/09                    830           873
     5.000%, 09/01/08                    625           652

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 1999


CALIFORNIA MUNICIPAL BOND FUND--CONTINUED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Los Angeles, American Academy
     Dramatic, Ser A, COP (C)
     4.700%, 11/01/30                 $1,300      $  1,316
   Los Angeles, Community
     Redevelopment Authority,
     Bunker Hill Project, TA, FSA
     6.500%, 12/01/14                  2,125         2,303
   Los Angeles, Community
     Redevelopment Authority,
     Cinerama Dome Public Parking
     Project, RB, ACA Insured
     4.700%, 07/01/05                    510           513
     4.700%, 07/01/06                    505           507
   Los Angeles, Department of Public
     Social Services, Ser A, COP, AMBAC
     4.750%, 08/01/07                    715           740
   Los Angeles, Department of Public
     Social Services, Ser A, COP, AMBAC
     Callable 08/01/09 @ 101
     5.000%, 08/01/10                    600           630
   Los Angeles, Ser B, GO
     Callable 09/01/09 @ 101
     5.375%, 09/01/15                  1,230         1,275
   Los Angeles, Sonnelblick Del Rio
     West, COP, AMBAC
     5.375%, 11/01/10                  2,130         2,303
     5.000%, 11/01/05                  1,470         1,532
   Los Angeles, State Building
     Authority, California Department
     of General Services, Ser A, RB
     5.500%, 05/01/07                  1,210         1,293
   Los Angeles, State Building
     Authority, Ser A, RB
     4.800%, 10/01/09                  1,000         1,030
   Los Angeles, Unified School
     Districts, Ser C, GO
     4.375%, 07/01/07                  1,000         1,013
   Los Angeles, Utility Authority,
     Department of Water & Power,
     RB Callable 02/15/05 @ 101
     5.250%, 02/15/11                  1,440         1,487
   Midpeninsula, Regional Open Space
     District, Financing Authority,
     RB, AMBAC
     4.200%, 09/01/09                  1,005           999
   Mountain Empire, Unified School
     District, Ser A, GO, MBIA
     3.950%, 09/01/06                     65            64
   Northern, Public Power Agency,
     Hydroelectric Project No. 1,
     Ser A, RB, MBIA
     Callable 07/01/02 @ 102
     6.250%, 07/01/12                  1,450         1,528

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Oak Park, Unified School District,
     Zero Coupon, GO, FSA
     Callable 07/01/02 @ 102
     0.000%, 05/01/11                 $1,610      $    974
   Orange County, Sanitation District
     1, 2 & 3 - Capital Improvement,
     COP, AMBAC (A) (B) (C)
     3.600%, 09/01/00                  1,500         1,500
   Paramount, Redevelopment Agency,
     Custodial Receipts, TA, MBIA
     Callable 08/01/03 @ 102
     6.250%, 08/01/11                    500           536
     6.250%, 08/01/13                  1,335         1,425
     6.250%, 08/01/14                  1,485         1,582
     6.250%, 08/01/15                  2,000         2,125
   Pinole, Redevelopment Agency,
     Pinole Vista Redevelopment
     Project, RB, FSA
     4.700%, 08/01/08                    835           862
   Pittsburgh, Redevelopment Agency,
     Los Medanos Community
     Development Project, TA, AMBAC
     5.050%, 08/01/09                    500           528
   California State, Pollution Control
     Financing Authority, Southern
     California Edison Project,
     Ser D, RB (A) (B)
     3.600%, 09/01/00                  1,000         1,000
   Poway, Redevelopment Agency,
     Paguay Redevelopment Project,
     RB Callable 06/15/00 @ 100.5
     4.750%, 12/15/03                  2,000         2,000
   Redding, Joint Powers Financing
     Authority, Ser A, RB, MBIA
     Callable 06/01/06 @ 102
     5.500%, 06/01/11                  2,200         2,351
   Richmond, Joint Powers Financing
     Authority, Port Terminal Lease
     Project, RB
     4.350%, 06/01/06                  1,100         1,096
     4.250%, 06/01/05                    585           581
   Riverside County, Community
     Facilities District No. 84-2,
     Special Tax
     4.050%, 09/01/00                    300           300
   Riverside County, Public Financing
     Authority, RB
     5.400%, 05/15/09                  3,800         3,791

-------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Riverside, Redevelopment
     Authority, Casa Blanca
     Redevelopment Project,
     Ser A, TA, AMBAC
     4.100%, 08/01/08                 $  385      $    382
   Riverside, Redevelopment
     Authority, Casa Blanca
     Redevelopment Project, Ser A,
     TA, AMBAC
     Callable 08/01/08 @ 102
     4.300%, 08/01/10                    305           303
   Riverside, Redevelopment Authority,
     University Corridor Project,
     Ser A, TA, AMBAC
     4.300%, 08/01/10                    380           378
     4.200%, 08/01/09                    335           333
     4.100%, 08/01/08                    300           298
     4.000%, 08/01/07                    175           173
   Sacramento, Cogeneration Authority,
     Procter & Gamble Project, RB, MBIA
     7.000%, 07/01/05                  1,500         1,684
   Sacramento, Municipal Utility
     District, Electrical Project, Ser A,
     RB, MBIA
     Callable 08/15/02 @ 100
     5.750%, 08/15/13                  4,650         4,766
   Sacramento, Redevelopment Agency,
     Merged Downtown
     Redevelopment Project,
     Ser A, TA, FSA
     4.500%, 11/01/08                  1,500         1,528
   Sacramento, Sanitation District
     Authority, Ser A, RB
     5.750%, 12/01/06                  1,000         1,086
   San Bernardino, Redevelopment
     Agency, San Sevaine
     Redevelopment Project, Ser A, TA
     5.900%, 09/01/06                    315           324
     5.800%, 09/01/05                    315           322
     5.700%, 09/01/04                    200           204
   San Bernardino, Unified School
     District, Ser B, Zero Coupon,
     GO, FGIC
     0.000%, 08/01/07                    915           676
   San Bruno Park, Unified School
     District, Zero Coupon, GO, FGIC
     0.000%, 08/01/11                    935           549
     0.000%, 08/01/12                    715           396
   San Diego County, Burham Institute
     Project, COP
     5.150%, 09/01/06                  1,300         1,339
     4.800%, 09/01/03                    600           606
     4.700%, 09/01/02                    200           201

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   San Diego, Public Facility Financing
     Authority, Lien Reassessment
     Project, Ser A, RB, AMBAC
     4.100%, 09/02/09                 $  720      $    711
   San Diego, Redevelopment Agency,
     Center City Redevelopment
     Project, Ser A, RB
     5.450%, 09/01/09                    175           181
     5.350%, 09/01/08                    175           181
   San Diego, Regional Building
     Authority, Reserve 1, RB
     Pre-Refunded @ 102 (D)
     5.650%, 05/01/03                  3,000         3,176
   San Diego, Unified School District,
     Ser A, Zero Coupon, GO, FGIC
     0.000%, 07/01/05                  1,000           811
     0.000%, 07/01/12                  3,000         1,699
     0.000%, 07/01/14                  1,670           831
   San Francisco Bay Area, Bridge Toll,
     TRAN, ACA Insured
     5.750%, 02/01/07                  2,725         2,909
     5.000%, 02/01/06                    500           514
     4.900%, 02/01/05                    750           765
   San Francisco City & County,
     Airport Unrefunded Balance,
     Issue 4, RB, MBIA
     Callable 05/01/03 @ 102
     6.000%, 05/01/14                  2,095         2,205
   San Francisco State, University
     Foundation Student Housing,
     RB, ACA Insured
     4.500%, 07/01/07                    365           365
     4.400%, 07/01/06                    425           423
   San Joaquin County, Capital Facility
     Project, COP, MBIA
     5.500%, 11/15/13                  2,000         2,165
   San Joaquin County, General
     Hospital Project, COP, MBIA
     4.250%, 09/01/08                  1,000           999
   San Joaquin Hills, Transportation
     Authority, Junior Lien Cabs Project,
     Zero Coupon, RB, ETM
     0.000%, 01/01/09                  2,000         1,363
   San Jose, Redevelopment Agency,
     Merged Area Redevelopment
     Project, Ser B, TA
     Callable 08/01/03 @ 102
     5.750%, 08/01/11                  1,000         1,050
   San Marcos, Public Facilities
     Authority, Senior Tax Increment
     Project Area 3, Ser A, TA, MBIA
     4.900%, 10/01/07                    650           667

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


CALIFORNIA MUNICIPAL BOND FUND--CONCLUDED
------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
   Sanger, Unified School District,
     GO, MBIA
     5.200%, 02/01/06                 $  720      $    757
   Santa Maria, Water System
     Project, COP, FGIC
     Callable 08/01/02 @ 102
     5.500%, 08/01/13                  1,250         1,291
   Saratoga, Unified School District,
     GO, MBIA
     4.100%, 09/01/07                    150           149
   South Orange County, Public
     Financing Authority, RB, FSA
     4.700%, 09/02/07                    845           871
   South Orange County, Public
     Financing Authority, Ser A, RB, FSA
     4.750%, 08/15/09                  1,000         1,035
   Southern California, Public Power
     Authority Trust, Southern
     Transmission Project, Ser A, RB,
     MBIA Callable 07/01/08 @ 101
     5.250%, 07/01/11                  1,110         1,174
   Stockton, Essential Services Building/
     Parking Facility, COP
     5.000%, 08/01/09                    280           290
     4.800%, 08/01/07                    155           158
   Tracy, Area Public Facility Financing,
     Community Facilities District
     No. 87-1-H, Special Tax
     Callable 10/01/06 @ 102
     5.875%, 10/01/13                  1,900         2,050
   Tustin, Unified School District,
     Community Facilities District
     No. 88-1, Special Tax
     4.000%, 09/01/06                    350           348
   Wasco, Sewer Revenue Project,
     RB, MBIA
     4.150%, 05/01/07                    190           190
     4.050%, 05/01/06                    185           184
     3.950%, 05/01/05                    175           174
     3.850%, 05/01/04                    170           169
   Washington Township, Healthcare
     Project, RB
     4.400%, 07/01/06                  1,010           975
   Westlands, Water District, Ser A,
     RB, AMBAC
     4.000%, 03/01/07                    150           149
                                                  --------
                                                   150,544
                                                  --------

------------------------------------------------------------------------------
                                      FACE
                                     AMOUNT (000)  VALUE (000)
------------------------------------------------------------------------------
GUAM -- 0.5%
   Guam, Power Authority, Ser A, RB
     4.000%, 10/01/04                 $1,000      $    988
                                                  --------
PUERTO RICO-- 5.9%
   Puerto Rico Commonwealth,
     Aqueduct & Sewer Authority, RB
     6.250%, 07/01/12                  2,000         2,270
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser V, RB
     Callable 07/01/02 @ 101.5
     6.625%, 07/01/12                  1,500         1,577
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser W, RB, MBIA
     5.500%, 07/01/13                  1,400         1,509
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser X, RB, FSA
     5.500%, 07/01/15                  1,490         1,585
   Puerto Rico Commonwealth, Public
     Improvement Authority, GO, FSA
     5.250%, 07/01/12                  1,000         1,058
   Puerto Rico Commonwealth, Public
     Improvement Authority, GO, MBIA
     5.250%, 07/01/12                  2,000         2,115
                                                  --------
                                                    10,114
                                                  --------
VIRGIN ISLANDS -- 5.1%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                  2,335         2,388
     5.000%, 10/01/03                    500           505
     5.000%, 10/01/04                  2,355         2,373
     4.200%, 10/01/00                  1,000           999
   Virgin Islands, Public Financing
     Authority, Ser C, RB
     5.000%, 10/01/03                  2,500         2,525
                                                  --------
                                                     8,790
                                                  --------
Total Municipal Bonds
   (Cost $165,738)                                 170,436
                                                  --------
Total Investments -- 98.9%
   (Cost $165,738)                                 170,436
                                                  --------
Other Assets and Liabilities, Net -- 1.1%            1,892
                                                  --------

------------------------------------------------------------------------------

                                                 VALUE (000)
------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 16,780,042 outstanding shares of
   beneficial interest                            $168,084
Distribution in excess of net investment income         (2)
Accumulated net realized loss on investments          (452)
Net unrealized appreciation on investments           4,698
                                                  --------
 Total Net Assets -- 100.0%                       $172,328
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $10.27
                                                  ========
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
ETM      ESCROWED TO MATURITY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
TRAN    TAX AND REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON AUGUST 31, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST-- FOR THE YEAR ENDED AUGUST 31, 2000


                                                          ---------              ----------             -------------
                                                                                 CALIFORNIA             INSTITUTIONAL
                                                          TAX FREE               TAX EXEMPT               TAX FREE
                                                            FUND                    FUND                    FUND
                                                          --------               ----------             -------------
INVESTMENT INCOME:
   Interest Income                                         $32,650                 $  579                  $36,817
                                                           -------                 ------                  -------
EXPENSES:
   Management Fees                                           2,931                     39                    3,329
   Waiver of Management Fees                                    --                     (8)                  (1,034)
   Investment Advisory Fees                                    312                      7                      354
   Custodian/Wire Agent Fees                                    69                      1                       90
   Professional Fees                                            73                      3                       91
   Pricing Fees                                                  2                     --                        3
   Registration Fees                                            46                      1                       45
   Trustee Fees                                                 20                      3                       28
   Shareholder Servicing Fees (1)                            2,034                     43                    2,451
   Shareholder Servicing Fee Waivers                        (1,920)                   (40)                  (2,033)
   Printing Fees                                                85                      1                      134
   Insurance Fees                                                2                      1                        3
   Other Expenses                                                6                     --                        5
                                                           -------                 ------                  -------
   Total Expenses                                            3,660                     51                    3,466
                                                           -------                 ------                  -------
NET INVESTMENT INCOME                                       28,990                    528                   33,351
                                                           -------                 ------                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Loss on Investments                            (11)                    (2)                      (8)
   Net Change in Unrealized Appreciation
     on Investments                                             --                     --                       --
                                                           -------                 ------                  -------
   Net Realized and Unrealized Gain (Loss)
     on Investments                                            (11)                    (2)                      (8)
                                                           -------                 ------                  -------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $28,979                 $  526                  $33,343
                                                           =======                 ======                  =======

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

------------                 --------------                    ------------                   -------------
PENNSYLVANIA                  INTERMEDIATE-                    PENNSYLVANIA                   MASSACHUSETTS
  TAX FREE                   TERM MUNICIPAL                      MUNICIPAL                      MUNICIPAL
    FUND                         FUND                            BOND FUND                      BOND FUND
------------                 --------------                    ------------                   -------------
  $1,770                       $35,484                             $6,213                           $1,168
  ------                       -------                             ------                           ------

     158                         1,749                                409                               59
     (38)                         (192)                              (149)                              (8)
      17                         2,404                                234                               80
       4                            78                                 15                                2
       3                            72                                 10                                3
      --                            82                                 12                                3
       3                            61                                  6                                3
       1                            18                                  3                                1
     110                         1,820                                336                               61
    (110)                       (1,820)                              (300)                             (61)
       5                            81                                 18                                3
      --                             3                                  1                               --
       1                            16                                  2                                1
  ------                       -------                             ------                           ------
     154                         4,372                                597                              147
  ------                       -------                             ------                           ------
   1,616                        31,112                              5,616                            1,021
  ------                       -------                             ------                           ------


      --                        (2,841)                            (1,008)                            (130)
      --                        15,716                              1,951                              766
  ------                       -------                             ------                           ------

      --                        12,875                                943                              636
  ------                       -------                             ------                           ------


  $1,616                       $43,987                             $6,559                           $1,657
  ======                       =======                             ======                           ======


STATEMENTS OF OPERATIONS (000) (concluded)
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST-- FOR THE YEAR ENDED AUGUST 31, 2000

                                               ----------                 ---------               ----------
                                               NEW JERSEY                 NEW YORK                CALIFORNIA
                                                MUNICIPAL                 MUNICIPAL                MUNICIPAL
                                                  BOND                      BOND                     BOND
                                                  FUND                      FUND                     FUND
                                               ----------                 ---------               ----------
INVESTMENT INCOME:
   Interest Income                               $1,850                    $1,551                  $ 5,473
                                                 ------                    ------                  -------
EXPENSES:
   Management Fees                                   96                        79                      279
   Waiver of Management Fees                        (13)                      (10)                     (28)
   Investment Advisory Fees                         132                       109                      383
   Custodian/Wire Agent Fees                          4                         4                       11
   Professional Fees                                  4                         4                       10
   Pricing Fees                                       4                         3                        9
   Registration Fees                                  7                         1                       10
   Trustee Fees                                       1                         1                        2
   Shareholder Servicing Fees (1)                   100                        83                      290
   Shareholder Servicing Fee Waivers               (100)                      (83)                    (290)
   Printing Fees                                      5                         6                       17
   Insurance Fees                                    --                        --                       --
   Other Expenses                                     1                         1                        3
                                                 ------                    ------                  -------
   Total Expenses                                   241                       198                      696
                                                 ------                    ------                  -------
NET INVESTMENT INCOME                             1,609                     1,353                    4,777
                                                 ------                    ------                  -------
ET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Gain (Loss) on Investments         (322)                       51                     (398)
   Net Change in Unrealized Appreciation
     on Investments                               1,163                       981                    5,896
                                                 ------                    ------                  -------
  Net Realized and Unrealized Gain
     on Investments                                 841                     1,032                    5,498
                                                 ------                    ------                  -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                    $2,450                    $2,385                  $10,275
                                                 ======                    ======                  =======

[FN]
(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
-------------------------------------------------------------------------
SEI TAX EXEMPT TRUST-- FOR THE YEARS ENDED AUGUST 31,

                                              --------------------------    -----------------------    ----------------------------
                                                                                  CALIFORNIA                    INSTITUTIONAL
                                                        TAX FREE                  TAX EXEMPT                       TAX FREE
                                                          FUND                       FUND                           FUND
                                              --------------------------    -----------------------    ----------------------------
                                                 2000            1999          2000         1999           2000             1999
                                              -----------    -----------    ---------    ----------      ---------      -----------
INVESTMENT ACTIVITIES:
   Net investment income                      $    28,990    $    17,642    $     528    $   10,563    $    33,351      $    29,900
   Net realized Gain (loss) on Investments            (11)           (20)          (2)           43             (8)             (28)
                                              -----------    -----------    ---------    ----------    -----------      -----------
   Net increase in Net Assets Resulting
     from Operations                               28,979         17,622          526        10,606         33,343           29,872
                                              -----------    -----------    ---------    ----------    -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                      (28,972)       (17,656)        (505)       (1,361)       (29,606)         (27,050)
     Class B                                           --             --          (17)           (7)        (2,350)          (2,091)
     Class C                                           --             --           (6)           --         (1,349)            (803)
     Class D                                           --             --           --            --             --               --
     Class CNI (1)                                     --             --           --        (9,194)            --               --
   Net Capital Gains
     Class A                                           --             --           --            --             --               --
     Class B                                           --             --           --            --             --               --
     Class C                                           --             --           --            --             --               --
     Class D                                           --             --           --            --             --               --
     Class CNI (1)                                     --             --           --            --             --               --
                                              -----------    -----------    ---------    ----------    -----------      -----------
     Total Distributions                          (28,972)       (17,656)        (528)      (10,562)       (33,305)         (29,944)
                                              -----------    -----------    ---------    ----------    -----------      -----------
TRANSACTIONS (2):
   Class A:
     Proceeds from Shares Issued                6,356,097      3,657,826      116,867        418,028      4,787,413       4,535,456
     Reinvestment of Cash Distributions            10,586          4,222          140            191          3,733           2,794
     Cost of Shares Redeemed                   (6,124,810)    (3,553,080)    (117,012)      (435,351)    (4,821,331)      4,565,492)
                                              -----------    -----------    ---------    -----------   ------------     -----------
     Total Class A Share Transactions             241,873        108,968           (5)       (17,132)       (30,185)        (27,242)
                                              -----------    -----------    ---------    -----------   ------------     -----------
   Class B:
     Proceeds from Shares Issued                       --             --          661          1,398        263,090         213,631
     Reinvestment of Cash Distributions                --             --           --             --            726           1,300
     Cost of Shares Redeemed                           --             --         (572)          (891)      (206,492)       (252,619)
                                              -----------    -----------    ---------    -----------   ------------     -----------
     Total Class B Share Transactions                  --             --           89            507         57,324         (37,688)
                                              -----------    -----------    ---------    -----------   ------------     -----------
   Class C:
     Proceeds from Shares Issued                       --             --        2,716             --        264,667         184,115
     Reinvestment of Cash Distributions                --             --           --             --             --              --
     Cost of Shares Redeemed                           --             --         (778)            --       (248,627)       (168,768)
                                              -----------    -----------    ---------    -----------   ------------     -----------
     Total Class C Share Transactions                  --             --        1,938             --         16,040          15,347
                                              -----------    -----------    ---------    -----------   ------------     -----------
   Class D:
     Proceeds from Shares Issued                       --             --           --             --             --              --
     Reinvestment of Cash Distributions                --             --           --             --             --              --
     Cost of Shares Redeemed                           --             (1)          --             --             --              --
                                              -----------    -----------    ---------    -----------   ------------     -----------
     Total Class D Share Transactions                  --             (1)          --             --             --              --
                                              -----------    -----------    ---------    -----------   ------------     -----------
   Class CNI (1):
     Proceeds from Shares Issued                       --             --           --      1,050,353             --              --
     Reinvestment of Cash Distributions                --             --           --          5,539             --              --
     Cost of Shares Redeemed                           --             --           --     (1,529,995)            --              --
                                              -----------    -----------    ---------    -----------   ------------     -----------
     Total Class CNI Share Transactions                --             --           --       (474,103)            --              --
                                              -----------    -----------    ---------    -----------   ------------     -----------
   Increase (Decrease) in Net Assets from
     Share Transactions                           241,873        108,967        2,022       (490,728)        43,179         (49,583)
                                              -----------    -----------    ---------    -----------   ------------     -----------
   Total Increase (Decrease) in Net Assets        241,880        108,933        2,020       (490,684)        43,217         (49,655)
                                              -----------    -----------    ---------    -----------   ------------     -----------
NET ASSETS:
   Beginning of period                            652,210        543,277       22,864        513,548        881,286         930,941
                                              -----------    -----------    ---------    -----------   ------------     -----------
   End of period                              $   894,090    $   652,210    $  24,884    $    22,864   $    924,503     $   881,286
                                              ===========    ===========    =========    ===========   ============     ===========

(1) CALIFORNIA TAX EXEMPT FUND CNI CLASS SHARES WERE FULLY LIQUIDATED ON JUNE 21, 1999.
(2) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO
    THE FINANCIAL STATEMENTS.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

STATEMENTS OF CHANGES IN NET ASSETS (000) (concluded)
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST-- FOR THE YEARS ENDED AUGUST 31,




                                              --------------------------    ----------------------     -------------------------
                                                     PENNSYLVANIA              INTERMEDIATE-TERM              PENNSYLVANIA
                                                       TAX FREE                    MUNICIPAL                  MUNICIPAL BOND
                                                         FUND                        FUND                         FUND
                                                ---------------------       ----------------------     -------------------------
                                                  2000         1999           2000         1999          2000             1999
                                                ---------    --------       ---------    ---------     --------         --------
INVESTMENT ACTIVITIES:
   Net investment income                        $   1,616    $  1,435       $  31,112    $  22,980     $  5,616         $  5,161
   Net realized gain (loss) on Investments             --          (2)         (2,841)       1,719       (1,008)             136
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments                     --          --          15,716      (22,500)       1,951           (4,706)
                                                ---------    --------       ---------    ---------     --------         --------
   Net increase in Net Assets Resulting from
      Operations                                    1,616       1,433          43,987        2,199        6,559              591
                                                ---------    --------       ---------    ---------     --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                       (1,610)     (1,442)        (31,091)     (23,026)      (1,406)            (381)
     Class B                                           --          --              --           --       (4,193)          (4,799)
   Net Capital Gains
     Class A                                           --          --            (650)        (637)         (26)             (22)
     Class B                                           --          --              --           --         (120)            (530)
                                                ---------    --------       ---------    ---------     --------         --------
     Total Distributions                           (1,610)     (1,442)        (31,741)     (23,663)      (5,745)          (5,732)
                                                ---------    --------       ---------    ---------     --------         --------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                  216,964     216,649         434,020      371,411       31,919           19,564
     Reinvestment of Cash Distributions               998         366          26,439       18,663        1,365              386
     Cost of Shares Redeemed                     (182,491)   (232,976)       (276,548)    (237,694)      (8,535)            (870)
                                                ---------    --------       ---------    ---------     --------         --------
     Total Class A Share Transactions              35,471     (15,961)        183,911      152,380       24,749           19,080
                                                ---------    --------       ---------    ---------     --------         --------
   Class B:
     Proceeds from Shares Issued                       --          --              --           --       17,300           29,041
     Reinvestment of Cash Distributions                --          --              --           --          695              657
     Cost of Shares Redeemed                           --          --              --           --      (45,299)         (21,345)
                                              -----------    --------       ---------    ---------     --------         --------
     Total Class B Share Transactions                  --          --              --           --      (27,304)           8,353
                                              -----------    --------       ---------    ---------     --------         --------
   Increase (Decrease) in Net Assets from
     Share Transactions                            35,471     (15,961)        183,911      152,380       (2,555)          27,433
                                              -----------    --------       ---------    ---------     --------         --------
   Total Increase (Decrease) in Net Assets         35,477     (15,970)        196,157      130,916       (1,741)          22,292
                                              -----------    --------       ---------    ---------     --------         --------
NET ASSETS:
   Beginning of period                             34,098      50,068         647,240      516,324      123,654          101,362
                                              -----------    --------       ---------    ---------     --------         --------
   End of period                              $    69,575    $ 34,098       $ 843,397    $ 647,240     $121,913         $123,654
                                              ===========    ========       =========    =========     ========         ========

   (1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------





                                            -------------------    ----------------------   ------------------   ------------------
                                               MASSACHUSETTS              NEW JERSEY            NEW YORK             CALIFORNIA
                                               MUNICIPAL BOND           MUNICIPAL BOND        MUNICIPAL BOND       MUNICIPAL BOND
                                                    FUND                     FUND                  FUND                 FUND
                                            -------------------    ----------------------   ------------------   ------------------
                                              2000       1999        2000          1999       2000      1999       2000      1999
                                            --------   --------    ---------     --------   -------    -------   --------   -------
INVESTMENT ACTIVITIES
   Net investment income                    $  1,021   $    348    $   1,609     $    423   $  1,353   $   426   $  4,777   $ 1,051
   Net realized Gain (Loss) on Investments      (130)        --         (322)         (77)        51       (28)      (398)      (27)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments               766       (507)       1,163         (450)       981      (602)     5,896    (1,206)
                                            --------   --------    ---------     --------   --------   -------   --------   -------
   Net increase (Decrease) in Net Assets
     Resulting from Operations                 1,657       (159)       2,450         (104)     2,385      (204)    10,275      (182)
                                            --------   --------    ---------     --------   --------   -------   --------   -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                  (1,021)      (347)      (1,609)        (421)    (1,351)     (425)    (4,779)   (1,051)
   Net Capital Gains
     Class A                                      --         --           --           --         --        --         --       (27)
                                            --------   --------    ---------     --------   --------   -------   --------   -------
     Total Distributions                      (1,021)      (347)      (1,609)        (421)    (1,351)     (425)    (4,779)   (1,078)
                                            --------   --------    ---------     --------   --------   -------   --------   -------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued              25,991     21,110       48,327       29,241     37,886    25,519    125,797    71,723
     Reinvestment of Cash Distributions          988        346        1,544          406      1,338       423      4,621       995
     Cost of Shares Redeemed                 (13,491)    (4,150)     (17,953)      (5,714)   (12,521)   (5,126)   (28,055)   (9,147)
                                            --------   --------    ---------     --------   --------   -------   --------   -------
     Total Class A Share Transactions         13,488     17,306       31,918       23,933     26,703    20,816    102,363    63,571
                                            --------   --------    ---------     --------   --------   -------   --------   -------
   Increase in Net Assets
     from Share Transactions                  13,488     17,306       31,918      23,933      26,703    20,816    102,363    63,571
                                            --------   --------    ---------     --------   --------   -------   --------   -------
   Total Increase in Net Assets               14,124     16,800       32,759      23,408      27,737    20,187    107,859    62,311
                                            --------   --------    ---------     --------   --------   -------   --------   -------
NET ASSETS:
   Beginning of period                        17,840      1,040       24,513        1,105     21,562     1,375     64,469     2,158
                                            --------   --------    ---------     --------   --------   -------   --------   -------
   End of period                            $ 31,964   $ 17,840    $  57,272     $ 24,513   $ 49,299   $21,562   $172,328   $64,469
                                            ========   ========    =========     ========   ========   =======   ========   =======

   (1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR




                                                                                 NET REALIZED
                        INVESTMENT                                                   AND
             NET        ACTIVITIES                  DISTRIBUTIONS                UNREALIZED
            ASSET       ----------     --------------------------------------  GAIN (LOSS) ON       NET
            VALUE,         NET            NET          NET                       INVESTMENTS    ASSET VALUE,
          BEGINNING     INVESTMENT     INVESTMENT   REALIZED        TOTAL         AND CAPITAL       END      TOTAL
          OF PERIOD       INCOME         INCOME       GAIN      DISTRIBUTIONS    TRANSACTIONS    OF PERIOD   RETURN+
---------------------------------------------------------------------------------------------------------------------------
-------------
TAX FREE FUND
-------------
  CLASS A
  2000       $1.00        $0.035        $(0.035)       --          $(0.035)           --           $1.00      3.58%
  1999        1.00         0.029         (0.029)       --           (0.029)           --            1.00      2.94
  1998        1.00         0.033         (0.033)       --           (0.033)           --            1.00      3.30
  1997        1.00         0.033         (0.033)       --           (0.033)           --            1.00      3.31
  1996        1.00         0.033         (0.033)       --           (0.033)           --            1.00      3.35
  CLASS D
  1999 (1)   $1.00        $0.014        $(0.014)       --          $(0.014)           --           $1.00      1.40%
  1998        1.00         0.029         (0.029)       --           (0.029)           --            1.00      2.91
  1997        1.00         0.028         (0.028)       --           (0.028)           --            1.00      2.86
  1996        1.00         0.030         (0.030)       --           (0.030)           --            1.00      2.99

--------------------------
CALIFORNIA TAX EXEMPT FUND
--------------------------
  CLASS A
  2000       $1.00        $0.031        $(0.031)       --          $(0.031)           --           $1.00      3.19%
  1999        1.00         0.027         (0.027)       --           (0.027)           --            1.00      2.78
  1998        1.00         0.032         (0.032)       --           (0.032)           --            1.00      3.20
  1997        1.00         0.033         (0.033)       --           (0.033)           --            1.00      3.30
  1996        1.00         0.034         (0.034)       --           (0.034)           --            1.00      3.41
  CLASS B
  2000       $1.00        $0.028        $(0.028)       --          $(0.028)           --           $1.00      2.88%
  1999 (2)    1.00         0.014         (0.014)       --           (0.014)           --            1.00      1.43
  CLASS C
  2000 (3)   $1.00        $0.005        $(0.005)       --          $(0.005)           --           $1.00      0.55%
  CLASS CNI
  1999 (4)   $1.00        $0.018        $(0.018)       --          $(0.018)           --           $1.00      1.83%
  1998        1.00         0.027         (0.027)       --           (0.027)           --            1.00      2.69
  1997        1.00         0.028         (0.028)       --           (0.028)           --            1.00      2.79
  1996        1.00         0.028         (0.028)       --           (0.028)           --            1.00      2.90

---------------------------
INSTITUTIONAL TAX FREE FUND
---------------------------
  CLASS A
  2000       $1.00        $0.037        $(0.037)       --          $(0.037)           --           $1.00      3.72%
  1999        1.00         0.030         (0.030)       --           (0.030)           --            1.00      3.08
  1998        1.00         0.034         (0.034)       --           (0.034)           --            1.00      3.46
  1997        1.00         0.034         (0.034)       --           (0.034)           --            1.00      3.44
  1996        1.00         0.035         (0.035)       --           (0.035)           --            1.00      3.52
  CLASS B
  2000       $1.00        $0.034        $(0.034)       --          $(0.034)           --           $1.00      3.42%
  1999        1.00         0.027         (0.027)       --           (0.027)           --            1.00      2.78
  1998        1.00         0.031         (0.031)       --           (0.031)           --            1.00      3.15
  1997        1.00         0.031         (0.031)       --           (0.031)           --            1.00      3.13
  1996        1.00         0.032         (0.032)       --           (0.032)           --            1.00      3.21
  CLASS C
  2000       $1.00        $0.032        $(0.032)       --          $(0.032)           --           $1.00      3.21%
  1999        1.00         0.025         (0.025)       --           (0.025)           --            1.00      2.57
  1998        1.00         0.029         (0.029)       --           (0.029)           --            1.00      2.94
  1997        1.00         0.029         (0.029)       --           (0.029)           --            1.00      2.93
  1996 (5)    1.00         0.029         (0.029)       --           (0.029)           --            1.00      2.92

--------------------------
PENNSYLVANIA TAX FREE FUND
--------------------------
  CLASS A
  2000       $1.00        $0.036        $(0.036)       --          $(0.036)           --           $1.00      3.66%
  1999        1.00         0.030         (0.030)       --           (0.030)           --            1.00      3.10
  1998        1.00         0.034         (0.034)       --           (0.034)           --            1.00      3.41
  1997        1.00         0.033         (0.033)       --           (0.033)           --            1.00      3.39
  1996        1.00         0.034         (0.034)       --           (0.034)           --            1.00      3.40

                                                                        RATIO OF NET
                                                RATIO                    INVESTMENT
                                            OF EXPENSES     RATIO OF     INCOME TO
                                             TO AVERAGE        NET        AVERAGE
                  NET            RATIO OF    NET ASSETS    INVESTMENT   NET ASSETS
              ASSETS, END        EXPENSES     EXCLUDING     INCOME TO    EXCLUDING    PORTFOLIO
               OF PERIOD        TO AVERAGE       FEE         AVERAGE        FEE       TURNOVER
                 (000)          NET ASSETS     WAIVERS     NET ASSETS     WAIVERS       RATE
-----------------------------------------------------------------------------------------------
-------------
TAX FREE FUND
-------------
  CLASS A
  2000         $894,090            0.45%        0.69%         3.56%        3.32%         --
  1999          652,210            0.45         0.67          2.89         2.67          --
  1998          543,276            0.45         0.68          3.25         3.02          --
  1997          431,016            0.45         0.69          3.26         3.02          --
  1996          339,906            0.45         0.50          3.30         3.25          --
  CLASS D
  1999 (1)     $     --            0.56%        0.56%         2.82%        2.82%         --
  1998                1            0.59         0.59          3.13         3.13          --
  1997                1            0.74         0.74          3.04         3.04          --
  1996                6            0.80         0.88          3.18         3.10          --

--------------------------
CALIFORNIA TAX EXEMPT FUND
--------------------------
  CLASS A
  2000         $ 22,350            0.28%        0.58%         3.13%        2.83%         --
  1999           22,356            0.28         0.56          2.70         2.42          --
  1998           39,508            0.28         0.55          3.17         2.90          --
  1997           51,314            0.28         0.57          3.26         2.97          --
  1996           44,729            0.28         0.36          3.33         3.25          --
  CLASS B
  2000         $    596            0.58%        0.63%         2.84%        2.79%         --
  1999 (2)          508            0.58         0.60          2.42         2.40          --
  CLASS C
  2000 (3)     $  1,938            0.78%        0.83%         2.93%        2.88%         --
  CLASS CNI
  1999 (4)     $     --            0.78%        1.05%         2.25%        1.98%         --
  1998          474,040            0.78         1.05          2.64         2.62          --
  1997          412,142            0.78         1.06          2.75         2.47          --
  1996          350,684            0.78         0.86          2.84         2.76          --

---------------------------
INSTITUTIONAL TAX FREE FUND
---------------------------
  CLASS A
  2000         $755,806            0.33%        0.69%         3.65%        3.29%         --
  1999          785,954            0.33         0.68          3.03         2.68          --
  1998          813,261            0.33         0.68          3.39         3.04          --
  1997          999,946            0.33         0.69          3.39         3.03          --
  1996          835,388            0.33         0.49          3.46         3.30          --
  CLASS B
  2000         $114,633            0.63%        0.74%         3.45%        3.34%         --
  1999           57,310            0.63         0.73          2.74         2.64          --
  1998           95,004            0.63         0.73          3.06         2.96          --
  1997           34,783            0.63         0.73          3.10         3.00          --
  1996           14,156            0.63         0.80          3.16         2.99          --
  CLASS C
  2000         $ 54,064            0.83%        0.94%         3.16%        3.05%         --
  1999           38,022            0.83         0.93          2.52         2.42          --
  1998           22,676            0.83         0.93          2.89         2.79          --
  1997            9,382            0.83         0.95          2.85         2.73          --
  1996 (5)       19,208            0.83         0.96          2.89         2.76          --

--------------------------
PENNSYLVANIA TAX FREE FUND
--------------------------
  CLASS A
  2000         $ 69,575            0.35%        0.69%         3.68%        3.34%         --
  1999           34,098            0.35         0.69          3.04         2.70          --
  1998           50,068            0.35         0.68          3.36         3.03          --
  1997           49,563            0.35         0.71          3.33         2.97          --
  1996           42,971            0.35         0.49          3.33         3.19          --


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                                                 NET REALIZED
                        INVESTMENT                                                   AND
             NET        ACTIVITIES                  DISTRIBUTIONS                UNREALIZED
            ASSET       ----------     --------------------------------------  GAIN (LOSS) ON       NET
            VALUE,         NET            NET          NET                       INVESTMENTS    ASSET VALUE,
          BEGINNING     INVESTMENT     INVESTMENT   REALIZED        TOTAL         AND CAPITAL       END        TOTAL
          OF PERIOD       INCOME         INCOME       GAIN      DISTRIBUTIONS    TRANSACTIONS    OF PERIOD     RETURN(DAGGER)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
--------------------------------
  CLASS A
  2000       $10.70        $0.45        $(0.45)     $   (0.01)       $(0.46)       $ 0.14       $10.83          5.72%
  1999        11.08         0.44         (0.44)         (0.01)        (0.45)        (0.37)       10.70          0.67
  1998        10.77         0.46         (0.46)            --         (0.46)         0.31        11.08          7.20
  1997        10.45         0.48         (0.48)            --         (0.48)         0.32        10.77          7.93
  1996        10.59         0.49         (0.53)            --         (0.53)        (0.10)       10.45          3.76
  CLASS D
  1996 (6)** $10.59        $0.38        $(0.41)     $      --        $(0.41)       $(0.10)      $10.46          3.22%

--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
  CLASS A
  2000       $10.29       $ 0.48        $(0.48)     $   (0.01)       $(0.49)       $ 0.09       $10.37          5.76%
  1999        10.75         0.48         (0.48)         (0.05)        (0.53)        (0.41)       10.29          0.65
  1998 (7)    10.72         0.01         (0.01)            --         (0.01)         0.03        10.75          0.26
  CLASS B
  2000       $10.29       $ 0.49        $(0.49)     $   (0.01)       $(0.50)       $ 0.08       $10.36          5.78%
  1999        10.76         0.49         (0.49)         (0.05)        (0.54)        (0.42)       10.29          0.68
  1998        10.58         0.52         (0.52)         (0.04)        (0.56)         0.22        10.76          7.24
  1997        10.48         0.53         (0.53)         (0.19)        (0.72)         0.29        10.58          8.08
  1996        10.66         0.55         (0.59)            --         (0.59)        (0.14)       10.48          3.96

---------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
---------------------------------
  CLASS A
  2000       $ 9.72       $ 0.40        $(0.40)     $     --         $(0.40)       $ 0.14       $ 9.86          5.74%
  1999        10.05         0.34         (0.34)           --          (0.34)        (0.33)        9.72          0.07
  1998 (8)    10.00           --            --            --             --          0.05        10.05          0.53

------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
  CLASS A
  2000       $ 9.86       $ 0.39        $(0.39)     $     --         $(0.39)       $ 0.09       $ 9.95          4.99%
  1999        10.05         0.32         (0.32)           --          (0.32)        (0.19)        9.86          1.29
  1998 (9)    10.00         0.01         (0.01)           --          (0.01)         0.05        10.05          0.58

----------------------------
NEW YORK MUNICIPAL BOND FUND
----------------------------
  CLASS A
  2000       $ 9.77       $ 0.39        $(0.39)     $     --         $(0.39)       $ 0.19       $ 9.96          6.15%
  1999        10.05         0.35         (0.35)           --          (0.35)        (0.28)        9.77          0.68
  1998 (10)   10.00           --            --            --             --          0.05        10.05          0.55

------------------------------
CALIFORNIA MUNICIPAL BOND FUND
------------------------------
  CLASS A
  2000        $ 9.96      $ 0.40        $(0.40)     $   --           $(0.40)       $ 0.31       $10.27          7.39%
  1999         10.07        0.33         (0.33)      (0.02)           (0.35)        (0.09)        9.96          2.40
  1998 (11)    10.00        0.01         (0.01)         --            (0.01)         0.07        10.07          0.78




                                                                          RATIO OF
                                                                            NET
                                                RATIO                    INVESTMENT
                                            OF EXPENSES     RATIO OF     INCOME TO
                                             TO AVERAGE        NET        AVERAGE
                  NET            RATIO OF    NET ASSETS    INVESTMENT   NET ASSETS
              ASSETS, END        EXPENSES     EXCLUDING     INCOME TO    EXCLUDING    PORTFOLIO
               OF PERIOD        TO AVERAGE       FEE         AVERAGE        FEE       TURNOVER
                 (000)          NET ASSETS     WAIVERS     NET ASSETS     WAIVERS       RATE
-----------------------------------------------------------------------------------------------
--------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
--------------------------------
  CLASS A
  2000            $843,397        0.60%          0.88%         4.27%         3.99%        17.99%
  1999             647,240        0.60           0.87          4.03          3.76         30.25
  1998             516,324        0.60           0.88          4.23          3.95          8.98
  1997             259,238        0.60           0.88          4.53          4.25         16.02
  1996             134,563        0.59           0.66          4.66          4.59         40.66
  CLASS D
  1996 (6)**      $     --        0.98%          1.08%         4.26%         4.16%        40.66%

--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
  CLASS A
  2000            $ 44,170        0.60%          0.86%         4.75%         4.49%        30.91%
  1999              18,785        0.60           0.83          4.53          4.30         16.64
  1998 (7)             333        0.60           0.79          4.56          4.25         26.85
  CLASS B
  2000            $ 77,743        0.48%          0.91%         4.83%         4.40%        30.91%
  1999             104,869        0.48           0.87          4.61          4.22         16.64
  1998             101,029        0.48           0.86          4.87          4.49         26.85
  1997              98,079        0.48           0.86          5.08          4.70         34.48
  1996              97,228        0.48           0.65          5.15          4.98         65.75

---------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
---------------------------------
  CLASS A
  2000            $ 31,964        0.60%          0.88%         4.19%         3.91%        24.62%
  1999              17,840        0.60           0.93          3.57          3.24         13.76
  1998 (8)           1,040        0.60           0.87          1.13          0.86         11.35

------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
  CLASS A
  2000            $ 57,272        0.60%          0.88%         4.02%         3.74%        83.16%
  1999              24,513        0.60           0.91          3.26          2.95         25.41
  1998 (9)           1,105        0.60           0.87          2.93          2.66            --

----------------------------
NEW YORK MUNICIPAL BOND FUND
----------------------------
  CLASS A
  2000            $ 49,299        0.60%          0.88%         4.10%         3.82%         2.97%
  1999              21,562        0.60           0.92          3.60          3.28         17.85
  1998 (10)          1,375        0.60           0.87          2.27          2.00          0.92

------------------------------
CALIFORNIA MUNICIPAL BOND FUND
------------------------------
  CLASS A
  2000            $172,328        0.60%          0.87%         4.12%         3.85%        37.16%
  1999              64,469        0.60           0.90          3.43          3.13        105.21
  1998 (11)          2,158        0.60           0.87          2.73          2.46            --

[FN]
  **  TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.
   + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.
 (1) THE TAX FREE FUND--CLASS D CLOSED ON MARCH 1, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 (2) THE CALIFORNIA TAX EXEMPT FUND -- CLASS B COMMENCED OPERATIONS ON JANUARY 27, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 (3) THE CALIFORNIA TAX EXEMPT FUND--CLASS C COMMENCED OPERATIONS ON JUNE 26, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 (4) THE CALIFORNIA TAX EXEMPT FUND--CLASS CNI CLOSED ON JUNE 21, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 (5) THE INSTITUTIONAL TAX FREE FUND--CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 (6) THE INTERMEDIATE-TERM MUNICIPAL FUND--CLASS D CLOSED ON JUNE 30, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 (7) THE PENNSYLVANIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 25, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 (8) THE MASSACHUSETTS MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 (9) THE NEW JERSEY MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(10) THE NEW YORK MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(11) THE CALIFORNIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000



1.    ORGANIZATION
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds: the Tax Free Fund, the California Tax Exempt Fund, the Institutional Tax Free Fund, the Pennsylvania Tax Free Fund, Ohio Tax Free Fund (collectively "the Money Market Funds"), the Intermediate-Term Municipal Fund, the Pennsylvania Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, and the California Municipal Bond Fund (collectively "the Fixed Income Funds"). The Ohio Tax Free Fund had not commenced operations as of August 31, 2000. the Trust is registered to offer five classes of shares: Class A, Class B, Class C, Class D and Class CNI. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.
     SECURITY VALUATION -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.
     The market value for each security for each Fixed Income Fund is obtained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts:

                         UNDISTRIBUTED                ACCUMULATED
                     NET INVESTMENT INCOME        REALIZED GAIN/(LOSS)
     FUND                   (000)                        (000)
 --------------      ---------------------        --------------------
Intermediate-Term
   Municipal                  $(1)                        $ 1
Pennsylvania
   Municipal Bond               1                          (1)
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.
     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

--------------------------------------------------------------------------------

     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

3.    TRANSACTIONS WITH AFFILIATES
The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Funds for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds, .23% of the average daily net asset value of the California Tax Exempt Fund, .24% of the average daily net asset value of the Intermediate-Term Municipal, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, and .35% of the average daily net asset value of the Pennsylvania Municipal Bond Fund. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations.
     For the period September 1, 1995 to April 30, 1996, SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse certain distribution-related expenses incurred by the Distributor.
     Effective May 1, 1996, SEI Investments Distribution Co. continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, and Class C shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. However, the Distributor has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily nets assets attributable to that class.
     Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY
Weiss, Peck, & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Funds. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million,
 .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Funds. Prior to January 1, 1996, also served as the Investment Adviser on behalf of the Intermediate-Term Municipal Fund. For the period January 1, 1996 to April 15, 1996, Standish Ayer & Wood ("SAW") acted as the Investment Adviser on behalf of the Intermediate-Term Municipal Fund.

--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


Commencing April 16, 1996, SEI Investments Management Corporation ("SIMC") was appointed as the Investment Adviser of the Intermediate-Term Municipal Fund. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Fund's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Fund by SAW pursuant to a sub-advisory agreement dated April 16, 1996. SIMC is responsible for the supervision of, and payment of fees to, SAW in connection with their services.
     SIMC acts as the Investment Adviser to the New York, New Jersey, Massachusetts and California Municipal Bond Funds. For its services, SIMC receives a monthly fee equal to an annual rate of .33% of the average daily net assets of the Funds.
     Deutsche Asset Management, Inc. ("DAM") acts as the Investment Sub-Adviser of the Pennsylvania Municipal Bond Fund. For its services, DAM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Fund.
     Van Kampen Management Inc. ("Van Kampen"), acts as Investment Sub-Adviser on behalf of the New Jersey and the California Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SAW acts as an Investment Sub-Adviser on behalf of the New York and Massachusetts Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SIMC is responsible for the supervision of, and payment of fees, to DAM, Van Kampen and SAW in connection with their services to these Funds.

      5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended August 31, 2000, were as follows:

                Intermediate-
                    Term       Pennsylvania    Massachusetts
                  Municipal      Municipal       Municipal
                    Fund         Bond Fund       Bond Fund
                    (000)          (000)           (000)
                ------------   ------------    -------------
Purchases         $311,198        $35,798         $17,679
Sales              122,886         33,906           5,518

                 New Jersey      New York       California
                  Municipal      Municipal       Municipal
                  Bond Fund      Bond Fund       Bond Fund
                    (000)          (000)           (000)
                 ----------      ---------      ----------
Purchases          $55,975        $27,217        $133,337
Sales               27,857            926          38,605

     Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at August 31, 2000. the Funds also had capital loss carryforwards at August 31, 2000, as follows:

           TOTAL
          CAPITAL
           LOSS
         CARRYOVER
         AUGUST 31,   EXPIRES   EXPIRES   EXPIRES   EXPIRES   EXPIRES   EXPIRES   EXPIRES
FUND       2000         2002      2003     2004      2005       2006      2007      2008
----     ---------    -------   -------   -------   -------   -------   -------   -------
Tax Free
 Fund    $ 46,020     $17,406   $   93     $  --    $2,889     $1,360    $6,831   $17,441
California
 Tax Exempt
 Fund       8,286          --       --        --     6,636         --     1,650        --
Institutional
 Tax Free
 Fund      42,432          --       --        --     4,407          1    15,277    22,747
Pennsylvania
 Tax Free
 Fund      19,990          --       --        --    11,751         --     3,870     4,369
Intermediate-
 Term Muni-
 cipal
 Fund     657,644          --       --        --        --         --        --   657,644
Pennsylvania
 Municipal
 Bond
 Fund      28,672          --       --        --        --         --        --    28,672
Massachusetts
 Municipal
 Bond
 Fund     130,026          --       --        --        --         --        --   130,026
New Jersey
  Municipal
  Bond
  Fund    103,164          --       --        --        --         --       945   102,219
California
 Municipal
 Bond
 Fund      75,565          --       --        --        --         --        --    75,565

86

--------------------------------------------------------------------------------



     For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.
     The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at August 31, 2000, for each Fund are as follows:

               Intermediate-
                   Term        Pennsylvania     Massachusetts
                 Municipal       Municipal        Municipal
                   Fund          Bond Fund        Bond Fund
                   (000)           (000)            (000)
               ------------    ------------     -------------
Aggregate gross
   unrealized
   appreciation    $12,600       $1,923            $  526
Aggregate gross
   unrealized
   depreciation     (4,441)        (698)             (262)
                   -------       ------            ------
Net unrealized
   appreciation    $ 8,159       $1,225            $  264
                   =======       ======            ======

                  New Jersey    New York     California
                   Municipal    Municipal     Municipal
                   Bond Fund    Bond Fund     Bond Fund
                     (000)        (000)         (000)
                  ----------    ---------    ----------
Aggregate gross
   unrealized
   appreciation     $ 797        $ 685        $4,826
Aggregate gross
   unrealized
   depreciation       (79)        (299)         (128)
                    -----        -----        ------
Net unrealized
   appreciation     $ 718        $ 386        $4,698
                    =====        =====        ======

6.    LINE OF CREDIT
The Fixed Income Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings which may not exceed 10% of the Funds' total assets. During the year ended August 31, 2000, no borrowings were made from this line of credit.

7.    CONCENTRATION OF CREDIT RISK
The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.
     The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.
     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).

8.    IN-KIND REDEMPTION
On June 21, 1999, the CNI Class Shareholder liqui- dated its full position of 470,670,698 shares in the California Tax-Exempt Fund CNI Class and received a portion of its redemption through the transfer of securities (in-kind) for a value of $463,608,725 with the remainder in cash of $7,061,973.

--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000





9.    SHARE TRANSACTIONS (000):

                                                ------------------------      -----------------------     ------------------------
                                                                                    CALIFORNIA                 INSTITUTIONAL
                                                        TAX FREE                    TAX EXEMPT                    TAX FREE
                                                          FUND                         FUND                         FUND
                                                ------------------------      -----------------------     ------------------------
                                                   2000          1999           2000          1999           2000          1999
                                                ----------    ----------      --------     ----------     ----------    ----------
SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                 6,356,086     3,657,826       116,867        418,028      4,787,413     4,535,456
   Shares Issued in Lieu of Cash Distributions      10,586         4,222           140            191          3,733         2,794
   Shares Redeemed                              (6,124,799)   (3,553,080)     (117,012)      (435,351)    (4,821,331)   (4,565,492)
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class A Transactions                      241,873       108,968            (5)       (17,132)       (30,185)      (27,242)
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class B:
   Shares Issued                                        --            --           661          1,398        263,090       213,631
   Shares Issued in Lieu of Cash Distributions          --            --            --             --            726         1,300
   Shares Redeemed                                      --            --          (572)          (891)      (206,492)     (252,619)
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class B Transactions                           --            --            89            507         57,324       (37,688)
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class C:
   Shares Issued                                        --            --         2,716             --        264,666       184,115
   Shares Issued in Lieu of Cash Distributions          --            --            --             --             --            --
   Shares Redeemed                                      --            --          (778)            --       (248,627)     (168,768)
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class C Transactions                           --            --         1,938             --         16,039        15,347
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class D:
   Shares Issued                                        --            --            --             --             --            --
   Shares Issued in Lieu of Cash Distributions          --            --            --             --             --            --
   Shares Redeemed                                      --            (1)           --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class D Transactions                           --            (1)           --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class CNI (1):
   Shares Issued                                        --            --            --      1,050,353             --            --
   Shares Issued in Lieu of Cash Distributions          --            --            --          5,539             --            --
   Shares Redeemed                                      --            --            --     (1,529,995)            --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total CNI Class Transactions                         --            --            --       (474,103)            --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Increase (Decrease) in Capital Shares           241,873       108,967         2,022       (490,728)        43,178       (49,583)
                                                ==========    ==========      ========     ==========     ==========    ==========

   (1) CALIFORNIA TAX EXEMPT FUND CNI CLASS SHARES WERE FULLY LIQUIDATED ON JUNE 21, 1999.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



                                                ------------------------      -----------------------     ------------------------
                                                                                                                PENNSYLVANIA
                                                      PENNSYLVANIA               INTERMEDIATE-TERM                MUNICIPAL
                                                      TAX FREE FUND               MUNICIPAL FUND                  BOND FUND
                                                ------------------------      -----------------------     ------------------------
                                                   2000          1999           2000          1999           2000          1999
                                                ----------    ----------      --------     ----------     ----------    ----------

SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                   216,964       216,649        40,955         33,732          3,142         1,840
   Shares Issued in Lieu of Cash Distributions         998           366         2,490          1,697            134            37
   Shares Redeemed                                (182,491)     (232,976)      (26,081)       (21,531)          (841)          (83)
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class A Transactions                       35,471       (15,961)       17,364         13,898          2,435         1,794
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class B:
   Shares Issued                                        --            --            --             --          1,696         2,744
   Shares Issued in Lieu of Cash Distributions          --            --            --             --             68            62
   Shares Redeemed                                      --            --            --             --         (4,454)       (2,009)
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class B Transactions                           --            --            --             --         (2,690)          797
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class C:
   Shares Issued                                        --            --            --             --             --            --
   Shares Issued in Lieu of Cash Distributions          --            --            --             --             --            --
   Shares Redeemed                                      --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class C Transactions                           --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class D:
   Shares Issued                                        --            --            --             --             --            --
   Shares Issued in Lieu of Cash Distributions          --            --            --             --             --            --
   Shares Redeemed                                      --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class D Transactions                           --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class CNI (1):
   Shares Issued                                        --            --            --             --             --            --
   Shares Issued in Lieu of Cash Distributions          --            --            --             --             --            --
   Shares Redeemed                                      --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total CNI Class Transactions                         --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Increase (Decrease) in Capital Shares            35,471       (15,961)       17,364         13,898           (255)        2,591
                                                ==========    ==========      ========     ==========     ==========    ==========



                                                ------------------------      -----------------------     ------------------------
                                                      MASSACHUSETTS                 NEW JERSEY                   NEW YORK
                                                        MUNICIPAL                    MUNICIPAL                   MUNICIPAL
                                                        BOND FUND                    BOND FUND                   BOND FUND
                                                ------------------------      -----------------------     ------------------------
                                                   2000          1999           2000          1999           2000          1999
                                                ----------    ----------      --------     ----------     ----------    ----------

SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                     2,703         2,109         4,953          2,903          3,901         2,539
   Shares Issued in Lieu of Cash Distributions         102            35           158             41            137            42
   Shares Redeemed                                  (1,397)         (413)       (1,838)          (568)        (1,295)         (512)
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class A Transactions                        1,408         1,731         3,273          2,376          2,743         2,069
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class B:
   Shares Issued                                        --            --            --             --             --            --
   Shares Issued in Lieu of Cash Distributions          --            --            --             --             --            --
   Shares Redeemed                                      --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class B Transactions                           --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class C:
   Shares Issued                                        --            --            --             --             --            --
   Shares Issued in Lieu of Cash Distributions          --            --            --             --             --            --
   Shares Redeemed                                      --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class C Transactions                           --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class D:
   Shares Issued                                        --            --            --             --             --            --
   Shares Issued in Lieu of Cash Distributions          --            --            --             --             --            --
   Shares Redeemed                                      --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total Class D Transactions                           --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Class CNI (1):
   Shares Issued                                        --            --            --             --             --            --
   Shares Issued in Lieu of Cash Distributions          --            --            --             --             --            --
   Shares Redeemed                                      --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Total CNI Class Transactions                         --            --            --             --             --            --
                                                ----------    ----------      --------     ----------     ----------    ----------
   Increase (Decrease) in Capital Shares             1,408         1,731         3,273          2,376          2,743         2,069
                                                ==========    ==========      ========     ==========     ==========    ==========


                                                  --------------------
                                                       CALIFORNIA
                                                        MUNICIPAL
                                                        BOND FUND
                                                  --------------------
                                                     2000        1999
                                                  ----------    ------

SHARES ISSUED AND REDEEMED:
   Class A:
   Shares Issued                                      12,655     7,064
   Shares Issued in Lieu of Cash Distributions           463        98
   Shares Redeemed                                    (2,813)     (902)
                                                     -------     -----
   Total Class A Transactions                         10,305     6,260
                                                     -------     -----
   Class B:
   Shares Issued                                          --        --
   Shares Issued in Lieu of Cash Distributions            --        --
   Shares Redeemed                                        --        --
                                                     -------     -----
   Total Class B Transactions                             --        --
                                                     -------     -----
   Class C:
   Shares Issued                                          --        --
   Shares Issued in Lieu of Cash Distributions            --        --
   Shares Redeemed                                        --        --
                                                     -------     -----
   Total Class C Transactions                             --        --
                                                     -------     -----
   Class D:
   Shares Issued                                          --        --
   Shares Issued in Lieu of Cash Distributions            --        --
   Shares Redeemed                                        --        --
                                                     -------     -----
   Total Class D Transactions                             --        --
                                                     -------     -----
   Class CNI (1):
   Shares Issued                                          --        --
   Shares Issued in Lieu of Cash Distributions            --        --
   Shares Redeemed                                        --        --
                                                     -------     -----
   Total CNI Class Transactions                           --        --
                                                     -------     -----
   Increase (Decrease) in Capital Shares              10,305     6,260
                                                     =======     =====

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000





10.   SHAREHOLDER VOTING RESULTS (UNAUDITED)
There was a special meeting held on August 29, 2000, at which the shareholders of the SEI Pennsylvania Municipal Bond Fund (The "Fund") were asked to consider and act on a new management structure and new advisory and sub-advisory agreements (the "Proposals"). The following were the results of the vote by proposal:

I.  Approval for the Board of Trustees to appoint additional or replacement Investment Sub-advisers for the Fund without shareholder approval of such sub-advisers' contracts.

                                 SHARES VOTED               % OF VOTED              % OF TOTAL
                                --------------              -----------             -----------
For                                8,410,957                   99.06%                   72.60%
Against                               65,600                    0.77%                    0.56%
Abstain                               14,653                    0.17%                    0.12%
                                --------------              -----------             -----------
  Total                            8,491,210                  100.00%                   73.28%


II.  Approval for the selection of SIMC as the Investment Adviser for the Fund, and approval of the investment advisory agreement between the trust, on behalf of the Fund, and SIMC.

                                 SHARES VOTED               % OF VOTED              % OF TOTAL
                                --------------              -----------             -----------
For                                8,444,475                   99.45%                   72.88%
Against                               23,357                    0.28%                    0.20%
Abstain                               23,378                    0.27%                    0.20%
                                --------------              -----------             -----------
  Total                            8,491,210                  100.00%                   73.28%


III.  Approval for the selection of  Deutsche Asset Management, Inc. ("DEAM") as the Investment Sub-adviser for the Fund, and approval of an Investment Sub-advisory agreement between SIMC and DEAM.

                                 SHARES VOTED               % OF VOTED              % OF TOTAL
                                --------------              -----------             -----------
For                                8,420,491                   99.17%                   72.68%
Against                               44,543                    0.53%                    0.38%
Abstain                               26,176                    0.30%                    0.22%
                                --------------              -----------             -----------
  Total                            8,491,210                  100.00%                   73.28%

90

NOTICE TO SHAREHOLDERS (Unaudited)
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- AUGUST 31, 2000


For shareholders that do not have an August 31, 2000 taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 2000 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 2000 each fund is designating the following items with regard to distributions paid during the year as follows:

                                                   LONG TERM         ORDINARY
                                                 CAPITAL GAINS        INCOME                                  TOTAL
                                                 DISTRIBUTIONS     DISTRIBUTIONS       TAX-EXEMPT         DISTRIBUTIONS
FUND                                             (TAX BASIS)        (TAX BASIS)         INTEREST           (TAX BASIS)
----------                                       -------------     -------------       ----------         -------------
Tax Free Fund                                          0%               0%                100%                 100%
California Tax Exempt Fund                             0%               0%                100%                 100%
Institutional Tax Free Fund                            0%               0%                100%                 100%
Pennsylvania Tax Free Fund                             0%               0%                100%                 100%
Intermediate-Term Municipal Fund                       2%               0%                 98%                 100%
Pennsylvania Municipal Bond Fund                       2%               1%                 97%                 100%
Massachusetts Municipal Bond Fund                      0%               0%                100%                 100%
New Jersey Municipal Bond Fund                         0%               0%                100%                 100%
New York Municipal Bond Fund                           0%               0%                100%                 100%
California Municipal Bond Fund                         0%               0%                100%                 100%


                                                  QUALIFYING
FUND                                              DIVIDENDS(1)
----------                                        ------------
Tax Free Fund                                          0%
California Tax Exempt Fund                             0%
Institutional Tax Free Fund                            0%
Pennsylvania Tax Free Fund                             0%
Intermediate-Term Municipal Fund                       0%
Pennsylvania Municipal Bond Fund                       0%
Massachusetts Municipal Bond Fund                      0%
New Jersey Municipal Bond Fund                         0%
New York Municipal Bond Fund                           0%
California Municipal Bond Fund                         0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------




TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of net assets of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and the California Municipal Bond Funds of SEI Tax Exempt Trust (the "Trust") as of August 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax Free, California Tax Exempt, Institutional Tax Free, Pennsylvania Tax Free, Intermediate-Term Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and the California Municipal Bond Funds of SEI Tax Exempt Trust as of August 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
October 10, 2000

---------------------------
SEI TAX EXEMPT TRUST
---------------------------
ANNUAL REPORT
---------------------------
AUGUST 31, 2000

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
SENIOR VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY
Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISERS
SEI Investments Management Corporation:
INTERMEDIATE-TERM MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND
FUND NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
PENNSYLVANIA TAX FREE FUND

SUB-ADVISERS
Standish, Ayer & Wood, Inc.
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
Van Kampen Management Inc.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
Deutsche Asset Management, Inc.
PENNSYLVANIA MUNICIPAL BOND FUND

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP



THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.
FOR MORE INFORMATION CALL 1[bullet]800[bullet]DIAL[bullet]SEI/1[bullet]800 [bullet]342[bullet]5734

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LOGO
[Graphic Omitted}

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-024-(8/00)